UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.1%
	AH Mortgage Advance Trust,
1,925	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,949
2,006	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	2,013
6,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	6,701
	Ally Auto Receivables Trust,
635	Series 2010-1, Class A3, 1.450%, 05/15/14	640
1,385	Series 2010-3, Class A3, 1.110%, 10/15/14	1,391
670	Series 2010-3, Class A4, 1.550%, 08/17/15	673
392	Series 2010-4, Class A3, 0.910%, 11/17/14	393
1,650	Series 2011-1, Class A2, 0.810%, 10/15/13	1,652
720	Series 2011-1, Class A3, 1.380%, 01/15/15	725
	AmeriCredit Automobile Receivables Trust,
1,740	Series 2006-BG, Class A4, 5.210%, 09/06/13	1,742
570	Series 2008-AF, Class A4, 6.960%, 10/14/14	601
59	Series 2010-1, Class A2, 0.970%, 01/15/13	59
235	Series 2010-1, Class A3, 1.660%, 03/17/14	237
890	Series 2010-3, Class A3, 1.140%, 04/08/15	892
1,500	Series 2010-4, Class A2, 0.960%, 05/08/14	1,502
375	Series 2010-4, Class A3, 1.270%, 04/08/15	376
815	Series 2011-1, Class A2, 0.840%, 06/09/14	816
375	Series 2011-1, Class A3, 1.390%, 09/08/15	377
632	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	631
	Bank of America Auto Trust,
1,266	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	1,275
776	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	781
594	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	596
475	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	487
847	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.564%, 04/25/36	656
	CarMax Auto Owner Trust,
685	Series 2010-1, Class A3, 1.560%, 07/15/14	690
1,260	Series 2011-1, Class A3, 1.290%, 09/15/15	1,267
885	Series 2011-1, Class A4, 2.160%, 09/15/16	901
600	Centex Home Equity, Series 2004- D, Class AF4, SUB, 4.680%, 06/25/32	584
2,068	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,979
1,500	Chrysler Financial Auto Securitization Trust, Series 2010- A, Class A3, 0.910%, 08/08/13	1,503
	Citibank Credit Card Issuance Trust,
3,380	Series 2002-C2, Class C2, 6.950%, 02/18/14	3,517
800	Series 2007-A3, Class A3, 6.150%, 06/15/39	975
610	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.574%, 12/25/33	546
	CNH Equipment Trust,
408	Series 2008-B, Class A4A, 5.600%, 11/17/14	417
264	Series 2009-C, Class A3, 1.850%, 12/16/13	265
870	Series 2010-A, Class A3, 1.540%, 07/15/14	875
1,500	Series 2010-C, Class A3, 1.170%, 05/15/15	1,505
950	Series 2011-A, Class A3, 1.200%, 05/16/16	950
747	Series 2011-A, Class A4, 2.040%, 10/17/16	747
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.794%, 10/25/34	564
372	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	238
1,015	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,112
300	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.294%, 12/25/36	277
	Ford Credit Auto Owner Trust,
350	Series 2009-B, Class A3, 2.790%, 08/15/13	353
500	Series 2009-B, Class A4, 4.500%, 07/15/14	526
1,100	Freedom Trust, Series 2011-1, Class A13, VAR, 0.172%, 11/30/37 (e) (f) (i)	1,040
457	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	423

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Asset-Backed Securities — Continued
	Harley-Davidson Motorcycle Trust,
525	Series 2010-1, Class A2, 0.830%, 11/15/13	525
540	Series 2010-1, Class A3, 1.160%, 02/15/15	542
	Honda Auto Receivables Owner Trust,
315	Series 2009-2, Class A3, 2.790%, 01/15/13	318
550	Series 2011-1, Class A4, 1.800%, 04/17/17	558
	HSBC Home Equity Loan Trust,
1,361	Series 2006-1, Class A1, VAR, 0.356%, 01/20/36	1,233
1,000	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	1,018
2,623	Series 2007-3, Class APT, VAR, 1.396%, 11/20/36	2,380
	Hyundai Auto Receivables Trust,
640	Series 2010-B, Class A3, 0.970%, 04/15/15	642
710	Series 2010-B, Class A4, 1.630%, 03/15/17	710
515	Series 2011-A, Class A3, 1.160%, 04/15/15	518
520	Series 2011-A, Class A4, 1.780%, 12/15/15	526
734	Series 2011-B, Class A3, 1.040%, 09/15/15	734
824	Series 2011-B, Class A4, 1.650%, 02/15/17	824
292	Indymac Residential Asset- Backed Trust, Series 2006-A, Class A3, VAR, 0.394%, 03/25/36	176
	John Deere Owner Trust,
94	Series 2009-A, Class A3, 2.590%, 10/15/13	94
490	Series 2011-A, Class A3, 1.290%, 01/15/16	494
355	Series 2011-A, Class A4, 1.960%, 04/16/18	360
704	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e)	704
1,775	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.544%, 07/25/34 (e)	1,712
	Long Beach Mortgage Loan Trust,
491	Series 2006-8, Class 2A2, VAR, 0.284%, 09/25/36	177
812	Series 2006-WL2, Class 2A3, VAR, 0.394%, 01/25/36	657
1,874	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	1,951
550	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	555
10,000	Nationstar Mortgage Advance Receivable Trust, Series 2009- ADV1, Class A1, VAR, 3.194%, 12/26/22 (e)	10,007
1,501	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.554%, 12/07/20	1,505
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.138%, 11/25/33	978
800	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	802
	Nissan Auto Receivables Owner Trust,
750	Series 2010-A, Class A3, 0.870%, 07/15/14	751
450	Series 2010-A, Class A4, 1.310%, 09/15/16	451
371	PennyMac Loan Trust, Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	370
	Real Estate Asset Trust,
1,333	Series 2011-1A, Class A1, 5.500%, 11/25/48 (e) (f) (i)	1,335
1,346	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	1,346
2,175	Series 2011-3A, Class A1, 5.440%, 06/25/31 (e)	2,175
300	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	157
2,869	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,862
	Santander Drive Auto Receivables Trust,
720	Series 2010-3, Class A2, 0.930%, 06/17/13	721
580	Series 2010-3, Class A3, 1.200%, 06/16/14	582
796	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	796
943	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	957
350	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.464%, 06/25/35	326
403	Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	408
	Toyota Auto Receivables Owner Trust,
1,540	Series 2010-C, Class A3, 0.770%, 04/15/14	1,543
1,435	Series 2011-A, Class A3, 0.980%, 10/15/14	1,441
1,540	Series 2011-A, Class A4, 1.560%, 05/15/15	1,554

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Asset-Backed Securities — Continued
819		USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	824
		Westlake Automobile Receivables Trust,
433		Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	432
607		Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	608
1,370		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,399

		Total Asset-Backed Securities (Cost $99,786)	100,157

Collateralized Mortgage Obligations — 38.7%
		Agency CMO — 26.3%
		Federal Home Loan Bank,
1,377		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,450
2,943		Series 2000-1067, Class 1, 5.300%, 06/15/12	3,058
2,105		Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	2,289
383		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	429
		Federal Home Loan Mortgage Corp. REMICS,
41		Series 11, Class D, 9.500%, 07/15/19	44
17		Series 22, Class C, 9.500%, 04/15/20	19
27		Series 23, Class F, 9.600%, 04/15/20	30
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
2		Series 47, Class F, 10.000%, 06/15/20	3
10		Series 99, Class Z, 9.500%, 01/15/21	11
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
11		Series 1065, Class J, 9.000%, 04/15/21	13
3		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	5
15		Series 1084, Class F, VAR, 1.200%, 05/15/21	15
10		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	19
24		Series 1116, Class I, 5.500%, 08/15/21	26
20		Series 1144, Class KB, 8.500%, 09/15/21	23
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	15
25		Series 1250, Class J, 7.000%, 05/15/22	30
40		Series 1343, Class LA, 8.000%, 08/15/22	47
51		Series 1343, Class LB, 7.500%, 08/15/22	60
80		Series 1370, Class JA, VAR, 1.400%, 09/15/22	80
79		Series 1455, Class WB, IF, 4.550%, 12/15/22	78
392		Series 1466, Class PZ, 7.500%, 02/15/23	448
7		Series 1470, Class F, VAR, 2.452%, 02/15/23	7
439		Series 1498, Class I, VAR, 1.400%, 04/15/23	439
560		Series 1502, Class PX, 7.000%, 04/15/23	560
74		Series 1505, Class Q, 7.000%, 05/15/23	83
177		Series 1518, Class G, IF, 8.875%, 05/15/23	200
58		Series 1541, Class M, HB, IF, 21.772%, 07/15/23	85
157		Series 1541, Class O, VAR, 2.540%, 07/15/23	159
16		Series 1570, Class F, VAR, 2.952%, 08/15/23	16
584		Series 1573, Class PZ, 7.000%, 09/15/23	660
373		Series 1591, Class PV, 6.250%, 10/15/23	400
20		Series 1595, Class D, 7.000%, 10/15/13	21
66		Series 1596, Class D, 6.500%, 10/15/13	66
27		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	44
15		Series 1607, Class SA, IF, 19.509%, 10/15/13	17
1,585		Series 1608, Class L, 6.500%, 09/15/23	1,786
419		Series 1609, Class LG, IF, 16.792%, 11/15/23	504
856		Series 1638, Class H, 6.500%, 12/15/23	999
684		Series 1642, Class PJ, 6.000%, 11/15/23	720
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	16
18		Series 1686, Class SH, IF, 18.675%, 02/15/24	28
243		Series 1695, Class EB, 7.000%, 03/15/24	275

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
46	Series 1699, Class FC, VAR, 0.850%, 03/15/24	46
245	Series 1700, Class GA, PO, 02/15/24	225
632	Series 1706, Class K, 7.000%, 03/15/24	734
22	Series 1709, Class FA, VAR, 2.560%, 03/15/24	22
57	Series 1745, Class D, 7.500%, 08/15/24	67
1,640	Series 1760, Class ZD, VAR, 2.910%, 02/15/24	1,760
555	Series 1798, Class F, 5.000%, 05/15/23	602
9	Series 1807, Class G, 9.000%, 10/15/20	9
156	Series 1829, Class ZB, 6.500%, 03/15/26	175
15	Series 1844, Class E, 6.500%, 10/15/13	16
160	Series 1863, Class Z, 6.500%, 07/15/26	180
39	Series 1865, Class D, PO, 02/15/24	28
101	Series 1890, Class H, 7.500%, 09/15/26	118
321	Series 1899, Class ZE, 8.000%, 09/15/26	373
16	Series 1935, Class FL, VAR, 0.950%, 02/15/27	16
216	Series 1963, Class Z, 7.500%, 01/15/27	249
32	Series 1970, Class PG, 7.250%, 07/15/27	37
345	Series 1981, Class Z, 6.000%, 05/15/27	376
158	Series 1987, Class PE, 7.500%, 09/15/27	187
358	Series 2019, Class Z, 6.500%, 12/15/27	417
54	Series 2025, Class PE, 6.300%, 01/15/13	54
116	Series 2033, Class SN, HB, IF, 24.910%, 03/15/24	78
312	Series 2038, Class PN, IO, 7.000%, 03/15/28	72
600	Series 2040, Class PE, 7.500%, 03/15/28	708
109	Series 2043, Class CJ, 6.500%, 04/15/28	126
475	Series 2054, Class PV, 7.500%, 05/15/28	496
117	Series 2055, Class OE, 6.500%, 05/15/13	117
940	Series 2075, Class PH, 6.500%, 08/15/28	1,068
1,057	Series 2075, Class PM, 6.250%, 08/15/28	1,129
367	Series 2086, Class GB, 6.000%, 09/15/28	389
408	Series 2089, Class PJ, IO, 7.000%, 10/15/28	91
1,551	Series 2095, Class PE, 6.000%, 11/15/28	1,741
290	Series 2102, Class TC, 6.000%, 12/15/13	303
190	Series 2102, Class TU, 6.000%, 12/15/13	199
775	Series 2115, Class PE, 6.000%, 01/15/14	802
489	Series 2125, Class JZ, 6.000%, 02/15/29	524
100	Series 2132, Class SB, HB, IF, 29.639%, 03/15/29	154
72	Series 2134, Class PI, IO, 6.500%, 03/15/19	13
22	Series 2135, Class UK, IO, 6.500%, 03/15/14	1
478	Series 2136, Class PG, 6.000%, 03/15/29	537
55	Series 2141, Class IO, IO, 7.000%, 04/15/29	12
122	Series 2163, Class PC, IO, 7.500%, 06/15/29	25
1,505	Series 2169, Class TB, 7.000%, 06/15/29	1,792
691	Series 2172, Class QC, 7.000%, 07/15/29	791
689	Series 2176, Class OJ, 7.000%, 08/15/29	807
348	Series 2201, Class C, 8.000%, 11/15/29	425
268	Series 2209, Class TC, 8.000%, 01/15/30	313
450	Series 2210, Class Z, 8.000%, 01/15/30	532
124	Series 2224, Class CB, 8.000%, 03/15/30	151
283	Series 2230, Class Z, 8.000%, 04/15/30	331
228	Series 2234, Class PZ, 7.500%, 05/15/30	264
197	Series 2247, Class Z, 7.500%, 08/15/30	228
289	Series 2256, Class MC, 7.250%, 09/15/30	345
590	Series 2259, Class ZM, 7.000%, 10/15/30	677
21	Series 2261, Class ZY, 7.500%, 10/15/30	24
67	Series 2262, Class Z, 7.500%, 10/15/30	77
602	Series 2271, Class PC, 7.250%, 12/15/30	717
1,237	Series 2283, Class K, 6.500%, 12/15/23	1,345

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
328	Series 2296, Class PD, 7.000%, 03/15/31	383
103	Series 2306, Class K, PO, 05/15/24	94
242	Series 2306, Class SE, IF, IO, 7.190%, 05/15/24	42
315	Series 2313, Class LA, 6.500%, 05/15/31	346
678	Series 2325, Class PM, 7.000%, 06/15/31	764
1,228	Series 2344, Class QG, 6.000%, 08/15/16	1,322
3,788	Series 2344, Class ZD, 6.500%, 08/15/31	4,225
341	Series 2344, Class ZJ, 6.500%, 08/15/31	381
319	Series 2345, Class NE, 6.500%, 08/15/31	342
364	Series 2345, Class PQ, 6.500%, 08/15/16	387
425	Series 2351, Class PZ, 6.500%, 08/15/31	465
3,579	Series 2353, Class AZ, 6.000%, 09/15/31	3,861
478	Series 2353, Class TD, 6.000%, 09/15/16	511
393	Series 2355, Class BP, 6.000%, 09/15/16	423
250	Series 2359, Class PM, 6.000%, 09/15/16	265
1,513	Series 2359, Class ZB, 8.500%, 06/15/31	1,777
753	Series 2360, Class PG, 6.000%, 09/15/16	813
163	Series 2363, Class PF, 6.000%, 09/15/16	176
311	Series 2366, Class MD, 6.000%, 10/15/16	335
558	Series 2367, Class ME, 6.500%, 10/15/31	621
1,147	Series 2391, Class QR, 5.500%, 12/15/16	1,238
450	Series 2394, Class MC, 6.000%, 12/15/16	486
1,153	Series 2396, Class FM, VAR, 0.648%, 12/15/31	1,156
718	Series 2399, Class OH, 6.500%, 01/15/32	802
1,185	Series 2399, Class TH, 6.500%, 01/15/32	1,323
1,033	Series 2410, Class NG, 6.500%, 02/15/32	1,161
353	Series 2410, Class OE, 6.375%, 02/15/32	393
801	Series 2410, Class QS, IF, 18.985%, 02/15/32	992
321	Series 2410, Class QX, IF, IO, 8.452%, 02/15/32	79
909	Series 2412, Class SP, IF, 15.704%, 02/15/32	1,123
1,417	Series 2420, Class XK, 6.500%, 02/15/32	1,582
742	Series 2423, Class MC, 7.000%, 03/15/32	835
752	Series 2423, Class MT, 7.000%, 03/15/32	846
433	Series 2425, Class OB, 6.000%, 03/15/17	470
1,922	Series 2430, Class WF, 6.500%, 03/15/32	2,188
981	Series 2434, Class TC, 7.000%, 04/15/32	1,115
565	Series 2435, Class CJ, 6.500%, 04/15/32	652
763	Series 2435, Class VH, 6.000%, 07/15/19	773
887	Series 2436, Class MC, 7.000%, 04/15/32	1,003
636	Series 2444, Class ES, IF, IO, 7.752%, 03/15/32	135
406	Series 2450, Class GZ, 7.000%, 05/15/32	467
509	Series 2450, Class SW, IF, IO, 7.802%, 03/15/32	106
2,725	Series 2455, Class GK, 6.500%, 05/15/32	3,083
292	Series 2458, Class QE, 5.500%, 06/15/17	315
860	Series 2462, Class JG, 6.500%, 06/15/32	1,003
2,426	Series 2464, Class SI, IF, IO, 7.802%, 02/15/32	447
670	Series 2466, Class PG, 6.500%, 04/15/32	716
942	Series 2466, Class PH, 6.500%, 06/15/32	1,084
882	Series 2474, Class NR, 6.500%, 07/15/32	999
19	Series 2480, Class PV, 6.000%, 07/15/11	19
1,239	Series 2484, Class LZ, 6.500%, 07/15/32	1,445
2,233	Series 2500, Class MC, 6.000%, 09/15/32	2,473
150	Series 2503, Class BH, 5.500%, 09/15/17	164
753	Series 2508, Class AQ, 5.500%, 10/15/17	820
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,258
94	Series 2513, Class TG, 6.000%, 02/15/32	96
143	Series 2513, Class YO, PO, 02/15/32	142
747	Series 2515, Class DE, 4.000%, 03/15/32	780

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
595	Series 2518, Class PX, 5.500%, 09/15/13	623
11	Series 2519, Class BT, 8.500%, 09/15/31	12
768	Series 2535, Class BK, 5.500%, 12/15/22	850
1,659	Series 2537, Class TE, 5.500%, 12/15/17	1,799
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,278
2,334	Series 2544, Class HC, 6.000%, 12/15/32	2,607
2,532	Series 2552, Class ME, 6.000%, 01/15/33	2,842
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,668
1,690	Series 2568, Class KG, 5.500%, 02/15/23	1,873
239	Series 2571, Class SK, HB, IF, 33.646%, 09/15/23	408
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,249
764	Series 2586, Class WI, IO, 6.500%, 03/15/33	155
1,882	Series 2587, Class WX, 5.000%, 03/15/18	2,084
85	Series 2591, Class WI, IO, 5.500%, 02/15/30	–	(h)
1,204	Series 2594, Class VQ, 6.000%, 08/15/20	1,231
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,541
255	Series 2597, Class DS, IF, IO, 7.352%, 02/15/33	15
294	Series 2599, Class DS, IF, IO, 6.802%, 02/15/33	16
1,259	Series 2610, Class DS, IF, IO, 6.902%, 03/15/33	51
1,028	Series 2611, Class SH, IF, IO, 7.452%, 10/15/21	28
1,086	Series 2611, Class UH, 4.500%, 05/15/18	1,149
588	Series 2617, Class AK, 4.500%, 05/15/18	596
1,697	Series 2617, Class GR, 4.500%, 05/15/18	1,818
103	Series 2619, Class HR, 3.500%, 11/15/31	107
166	Series 2619, Class IM, IO, 5.000%, 10/15/21	3
3,671	Series 2626, Class NS, IF, IO, 6.352%, 06/15/23	328
303	Series 2628, Class WA, 4.000%, 07/15/28	305
2,260	Series 2631, Class LC, 4.500%, 06/15/18	2,418
978	Series 2636, Class Z, 4.500%, 06/15/18	1,047
1,099	Series 2637, Class SA, IF, IO, 5.902%, 06/15/18	125
169	Series 2638, Class DS, IF, 8.402%, 07/15/23	181
236	Series 2638, Class SA, IF, IO, 6.902%, 11/15/16	4
829	Series 2640, Class UG, IO, 5.000%, 01/15/32	86
2,133	Series 2640, Class UP, IO, 5.000%, 01/15/32	156
39	Series 2640, Class UR, IO, 4.500%, 08/15/17	1
3	Series 2643, Class HI, IO, 4.500%, 12/15/16	–	(h)
4,459	Series 2645, Class BI, IO, 4.500%, 02/15/18	243
902	Series 2650, Class PO, PO, 12/15/32	813
3,109	Series 2650, Class SO, PO, 12/15/32	2,814
1,633	Series 2651, Class VZ, 4.500%, 07/15/18	1,747
936	Series 2668, Class SB, IF, 7.024%, 10/15/15	949
1,884	Series 2672, Class ME, 5.000%, 11/15/22	2,064
291	Series 2672, Class SJ, IF, 6.980%, 09/15/16	297
5,760	Series 2675, Class CK, 4.000%, 09/15/18	6,107
1,420	Series 2682, Class YS, IF, 8.685%, 10/15/33	1,376
16,600	Series 2684, Class PO, PO, 01/15/33	15,049
755	Series 2684, Class TO, PO, 10/15/33	686
185	Series 2686, Class GB, 5.000%, 05/15/20	187
629	Series 2686, Class NS, IF, IO, 7.402%, 10/15/21	26
485	Series 2690, Class SJ, IF, 8.853%, 10/15/33	474
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,649
771	Series 2691, Class WS, IF, 8.703%, 10/15/33	747
752	Series 2692, Class SC, IF, 12.891%, 07/15/33	844
1,356	Series 2695, Class DE, 4.000%, 01/15/17	1,386
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,278
373	Series 2695, Class OB, PO, 10/15/33	292
333	Series 2696, Class CO, PO, 10/15/18	308
219	Series 2700, Class S, IF, 8.703%, 11/15/33	213

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
1,205	Series 2702, Class PC, 5.000%, 01/15/23	1,309
581	Series 2705, Class SC, IF, 8.703%, 11/15/33	565
1,097	Series 2705, Class SD, IF, 8.745%, 11/15/33	1,065
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,252
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,886
3,014	Series 2716, Class UN, 4.500%, 12/15/23	3,257
1,524	Series 2720, Class PC, 5.000%, 12/15/23	1,669
7,499	Series 2727, Class BS, IF, 8.778%, 01/15/34	7,300
137	Series 2744, Class FE, VAR, 0.000%, 02/15/34	136
1,705	Series 2744, Class PE, 5.500%, 02/15/34	1,865
2,958	Series 2744, Class TU, 5.500%, 05/15/32	3,191
924	Series 2751, Class BA, 4.000%, 10/15/18	966
1,348	Series 2755, Class PA, PO, 02/15/29	1,332
1,235	Series 2755, Class SA, IF, 13.804%, 05/15/30	1,393
74	Series 2762, Class LO, PO, 03/15/34	72
1,000	Series 2764, Class TE, 5.000%, 10/15/32	1,084
44	Series 2766, Class SX, IF, 15.869%, 03/15/34	44
234	Series 2771, Class FG, VAR, 0.000%, 03/15/34	222
425	Series 2776, Class SK, IF, 8.778%, 04/15/34	416
1,506	Series 2777, Class OM, PO, 12/15/32	1,366
1,727	Series 2778, Class US, IF, IO, 7.002%, 06/15/33	67
308	Series 2780, Class JG, 4.500%, 04/15/19	327
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,365
775	Series 2809, Class UB, 4.000%, 09/15/17	792
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,866
872	Series 2812, Class NO, PO, 10/15/33	674
69	Series 2827, Class SQ, IF, 7.500%, 01/15/19	70
1,254	Series 2827, Class XO, PO, 01/15/23	1,159
245	Series 2835, Class QO, PO, 12/15/32	209
1,180	Series 2840, Class JO, PO, 06/15/23	1,108
1,033	Series 2850, Class SN, IF, IO, 6.952%, 09/15/18	76
400	Series 2870, Class KC, 4.250%, 05/15/18	411
2,371	Series 2872, Class JE, 4.500%, 02/15/18	2,459
32	Series 2890, Class DO, PO, 11/15/34	31
113	Series 2925, Class MW, VAR, 0.000%, 01/15/35	113
1,888	Series 2934, Class EC, PO, 02/15/20	1,713
230	Series 2934, Class EN, PO, 02/15/18	225
1,574	Series 2934, Class HI, IO, 5.000%, 02/15/20	200
1,553	Series 2934, Class KI, IO, 5.000%, 02/15/20	181
856	Series 2958, Class QD, 4.500%, 04/15/20	936
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,646
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,759
4,104	Series 2971, Class GB, 5.000%, 11/15/16	4,187
856	Series 2971, Class GC, 5.000%, 07/15/18	918
556	Series 2989, Class PO, PO, 06/15/23	522
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,543
237	Series 3007, Class AI, IO, 5.500%, 07/15/24	20
230	Series 3014, Class OD, PO, 08/15/35	180
132	Series 3044, Class VO, PO, 10/15/35	121
2,913	Series 3047, Class OB, 5.500%, 12/15/33	3,087
944	Series 3047, Class OD, 5.500%, 10/15/35	1,058
1,348	Series 3049, Class XF, VAR, 0.548%, 05/15/33	1,347
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,461
1,331	Series 3064, Class OB, 5.500%, 07/15/29	1,380
580	Series 3068, Class AO, PO, 01/15/35	535
15	Series 3068, Class MO, PO, 01/15/23	15
1,475	Series 3068, Class QB, 4.500%, 06/15/20	1,569
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,356

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
780	Series 3100, Class MA, VAR, 2.625%, 12/15/35	756
2,247	Series 3102, Class FB, VAR, 0.498%, 01/15/36	2,245
509	Series 3102, Class HS, HB, IF, 23.841%, 01/15/36	717
2,264	Series 3117, Class EO, PO, 02/15/36	1,930
1,461	Series 3117, Class OK, PO, 02/15/36	1,211
123	Series 3122, Class ZB, 6.000%, 03/15/36	129
2,750	Series 3131, Class BK, 5.500%, 03/15/26	3,076
551	Series 3134, Class PO, PO, 03/15/36	484
2,564	Series 3138, Class PO, PO, 04/15/36	2,290
141	Series 3149, Class SO, PO, 05/15/36	107
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,263
1,201	Series 3152, Class MO, PO, 03/15/36	1,012
280	Series 3171, Class MO, PO, 06/15/36	236
3,027	Series 3179, Class OA, PO, 07/15/36	2,544
1,355	Series 3194, Class SA, IF, IO, 6.902%, 07/15/36	194
1,627	Series 3211, Class SO, PO, 09/15/36	1,423
803	Series 3218, Class AO, PO, 09/15/36	666
3,087	Series 3219, Class DI, IO, 6.000%, 04/15/36	553
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,630
2,115	Series 3232, Class ST, IF, IO, 6.502%, 10/15/36	297
1,047	Series 3233, Class OP, PO, 05/15/36	889
1,500	Series 3242, Class NE, 5.750%, 02/15/34	1,631
990	Series 3256, Class PO, PO, 12/15/36	797
2,331	Series 3260, Class CS, IF, IO, 5.942%, 01/15/37	336
1,090	Series 3261, Class OA, PO, 01/15/37	882
1,576	Series 3274, Class JO, PO, 02/15/37	1,335
730	Series 3275, Class FL, VAR, 0.638%, 02/15/37	727
3,055	Series 3290, Class SB, IF, IO, 6.252%, 03/15/37	405
2,541	Series 3315, Class HZ, 6.000%, 05/15/37	2,851
2,000	Series 3316, Class GD, 5.500%, 06/15/35	2,187
321	Series 3318, Class AO, PO, 05/15/37	283
1,811	Series 3331, Class PO, PO, 06/15/37	1,592
1,863	Series 3334, Class MC, 5.000%, 04/15/33	1,919
2,583	Series 3385, Class SN, IF, IO, 5.802%, 11/15/37	292
2,096	Series 3387, Class SA, IF, IO, 6.222%, 11/15/37	256
2,899	Series 3404, Class SC, IF, IO, 5.802%, 01/15/38	318
10,066	Series 3422, Class AI, SUB, 1.860%, 01/15/38	90
2,557	Series 3424, Class PI, IF, IO, 6.602%, 04/15/38	367
6,507	Series 3430, Class AI, IO, 1.417%, 09/15/12	82
4,207	Series 3437, Class AI, IO, 1.335%, 09/15/11	9
2,870	Series 3481, Class SJ, IF, IO, 5.652%, 08/15/38	329
3,665	Series 3505, Class SA, IF, IO, 5.802%, 01/15/39	390
4,178	Series 3511, Class SA, IF, IO, 5.802%, 02/15/39	428
2,020	Series 3549, Class FA, VAR, 1.398%, 07/15/39	2,033
1,000	Series 3607, Class BO, PO, 04/15/36	788
1,913	Series 3607, Class OP, PO, 07/15/37	1,618
634	Series 3611, Class PO, PO, 07/15/34	535
1,404	Series 3621, Class BO, PO, 01/15/40	1,178
3,858	Series 3739, Class LI, IO, 4.000%, 03/15/34	517
9,642	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,575
1,000	Series 3747, Class PY, 4.000%, 10/15/40	954
4,889	Series 3759, Class HI, IO, 4.000%, 08/15/37	750
5,856	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,019
	Federal Home Loan Mortgage Corp. STRIPS,
4	Series 134, Class B, IO, 9.000%, 04/01/22	1
4,347	Series 233, Class 11, IO, 5.000%, 09/15/35	919
6,172	Series 233, Class 13, IO, 5.000%, 09/15/35	1,279
1,178	Series 243, Class 16, IO, 4.500%, 11/15/20	128

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Agency CMO — Continued
2,599		Series 243, Class 17, IO, 4.500%, 12/15/20	288
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
722		Series T-41, Class 3A, VAR, 7.079%, 07/25/32	825
438		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	511
2,289		Series T-54, Class 2A, 6.500%, 02/25/43	2,602
768		Series T-54, Class 3A, 7.000%, 02/25/43	900
333		Series T-58, Class APO, PO, 09/25/43	251
767		Series T-59, Class 1AP, PO, 10/25/43	649
2,810		Series T-76, Class 2A, VAR, 3.642%, 10/25/37	2,858
		Federal National Mortgage Association Grantor Trust,
1,180		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,353
1,153		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,348
		Federal National Mortgage Association REMICS,
11		Series 1988-7, Class Z, 9.250%, 04/25/18	12
24		Series 1989-70, Class G, 8.000%, 10/25/19	28
11		Series 1989-78, Class H, 9.400%, 11/25/19	12
14		Series 1989-83, Class H, 8.500%, 11/25/19	17
15		Series 1989-89, Class H, 9.000%, 11/25/19	17
13		Series 1990-1, Class D, 8.800%, 01/25/20	15
2		Series 1990-60, Class K, 5.500%, 06/25/20	3
6		Series 1990-63, Class H, 9.500%, 06/25/20	7
4		Series 1990-93, Class G, 5.500%, 08/25/20	4
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	3
29		Series 1990-102, Class J, 6.500%, 08/25/20	32
40		Series 1990-120, Class H, 9.000%, 10/25/20	46
4		Series 1990-134, Class SC, HB, IF, 21.272%, 11/25/20	5
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
16		Series 1991-24, Class Z, 5.000%, 03/25/21	18
2		Series 1992-101, Class J, 7.500%, 06/25/22	3
79		Series 1992-136, Class PK, 6.000%, 08/25/22	87
67		Series 1992-143, Class MA, 5.500%, 09/25/22	74
179		Series 1992-163, Class M, 7.750%, 09/25/22	206
305		Series 1992-188, Class PZ, 7.500%, 10/25/22	347
127		Series 1993-21, Class KA, 7.700%, 03/25/23	145
183		Series 1993-25, Class J, 7.500%, 03/25/23	209
50		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	61
75		Series 1993-62, Class SA, IF, 17.145%, 04/25/23	103
39		Series 1993-165, Class SD, IF, 11.776%, 09/25/23	43
85		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	102
56		Series 1993-167, Class GA, 7.000%, 09/25/23	58
56		Series 1993-179, Class SB, HB, IF, 23.398%, 10/25/23	84
37		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	45
167		Series 1993-199, Class FA, VAR, 0.769%, 10/25/23	168
108		Series 1993-205, Class H, PO, 09/25/23	96
112		Series 1993-220, Class SG, IF, 15.563%, 11/25/13	124
163		Series 1993-225, Class UB, 6.500%, 12/25/23	178
53		Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	54
161		Series 1993-247, Class FE, VAR, 1.219%, 12/25/23	163
74		Series 1993-247, Class SU, IF, 11.498%, 12/25/23	94
255		Series 1993-250, Class Z, 7.000%, 12/25/23	276
547		Series 1993-257, Class C, PO, 06/25/23	541
651		Series 1994-37, Class L, 6.500%, 03/25/24	750
3,084		Series 1994-40, Class Z, 6.500%, 03/25/24	3,457
114		Series 1995-2, Class Z, 8.500%, 01/25/25	132
269		Series 1995-19, Class Z, 6.500%, 11/25/23	310
661		Series 1996-14, Class SE, IF, IO, 7.340%, 08/25/23	117

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
24	Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	24
64	Series 1996-59, Class J, 6.500%, 08/25/22	72
647	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	32
45	Series 1997-27, Class J, 7.500%, 04/18/27	50
77	Series 1997-29, Class J, 7.500%, 04/20/27	86
506	Series 1997-39, Class PD, 7.500%, 05/20/27	569
170	Series 1997-42, Class EN, 7.250%, 07/18/27	179
68	Series 1997-42, Class ZC, 6.500%, 07/18/27	77
1,042	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,169
198	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	41
30	Series 1998-4, Class C, PO, 04/25/23	27
629	Series 1998-36, Class ZB, 6.000%, 07/18/28	706
227	Series 1998-43, Class SA, IF, IO, 15.813%, 04/25/23	83
350	Series 1998-66, Class SB, IF, IO, 7.956%, 12/25/28	67
209	Series 1999-17, Class C, 6.350%, 04/25/29	237
1,402	Series 1999-18, Class Z, 5.500%, 04/18/29	1,549
377	Series 1999-38, Class SK, IF, IO, 7.856%, 08/25/23	55
104	Series 1999-52, Class NS, HB, IF, 22.837%, 10/25/23	153
273	Series 1999-62, Class PB, 7.500%, 12/18/29	314
872	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,003
452	Series 2000-20, Class SA, IF, IO, 8.906%, 07/25/30	110
67	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	16
346	Series 2001-4, Class PC, 7.000%, 03/25/21	378
133	Series 2001-5, Class OW, 6.000%, 03/25/16	139
228	Series 2001-7, Class PF, 7.000%, 03/25/31	261
763	Series 2001-7, Class PR, 6.000%, 03/25/16	801
768	Series 2001-10, Class PR, 6.000%, 04/25/16	804
671	Series 2001-30, Class PM, 7.000%, 07/25/31	768
1,011	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	211
596	Series 2001-36, Class DE, 7.000%, 08/25/31	683
1,410	Series 2001-44, Class MY, 7.000%, 09/25/31	1,616
285	Series 2001-44, Class PD, 7.000%, 09/25/31	327
302	Series 2001-44, Class PU, 7.000%, 09/25/31	347
2,591	Series 2001-48, Class Z, 6.500%, 09/25/21	2,906
260	Series 2001-49, Class Z, 6.500%, 09/25/31	296
191	Series 2001-52, Class KB, 6.500%, 10/25/31	218
588	Series 2001-52, Class XN, 6.500%, 11/25/15	638
2,247	Series 2001-61, Class Z, 7.000%, 11/25/31	2,578
268	Series 2001-71, Class MB, 6.000%, 12/25/16	289
626	Series 2001-71, Class QE, 6.000%, 12/25/16	675
150	Series 2001-72, Class SX, IF, 17.014%, 12/25/31	189
825	Series 2001-74, Class MB, 6.000%, 12/25/16	891
253	Series 2001-80, Class PE, 6.000%, 07/25/29	258
233	Series 2002-1, Class HC, 6.500%, 02/25/22	249
247	Series 2002-1, Class SA, HB, IF, 24.557%, 02/25/32	361
161	Series 2002-1, Class UD, HB, IF, 23.734%, 12/25/23	246
769	Series 2002-2, Class UC, 6.000%, 02/25/17	831
2,071	Series 2002-3, Class OG, 6.000%, 02/25/17	2,233
442	Series 2002-7, Class OG, 6.000%, 03/25/17	476
1,460	Series 2002-7, Class TG, 6.000%, 03/25/17	1,573
449	Series 2002-10, Class SB, IF, 18.734%, 03/25/17	554
638	Series 2002-11, Class QG, 5.500%, 03/25/17	686
2,098	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	112
34	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	36
2,334	Series 2002-18, Class PC, 5.500%, 04/25/17	2,448
474	Series 2002-19, Class PE, 6.000%, 04/25/17	511
92	Series 2002-21, Class LO, PO, 04/25/32	80
818	Series 2002-21, Class PE, 6.500%, 04/25/32	923

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
975	Series 2002-24, Class AJ, 6.000%, 04/25/17	1,066
303	Series 2002-25, Class SG, IF, 18.854%, 05/25/17	371
1,897	Series 2002-28, Class PK, 6.500%, 05/25/32	2,159
563	Series 2002-37, Class Z, 6.500%, 06/25/32	641
719	Series 2002-42, Class C, 6.000%, 07/25/17	780
2,795	Series 2002-48, Class GH, 6.500%, 08/25/32	3,154
423	Series 2002-55, Class QE, 5.500%, 09/25/17	463
4,790	Series 2002-56, Class UC, 5.500%, 09/25/17	5,197
1,409	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,542
485	Series 2002-63, Class KC, 5.000%, 10/25/17	523
634	Series 2002-77, Class S, IF, 14.128%, 12/25/32	743
1,324	Series 2002-81, Class JO, PO, 04/25/32	1,231
1,295	Series 2002-83, Class CS, 6.881%, 08/25/23	1,461
93	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	5
3,107	Series 2002-94, Class BK, 5.500%, 01/25/18	3,388
1,762	Series 2003-3, Class HJ, 5.000%, 02/25/18	1,873
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,554
2,045	Series 2003-23, Class PG, 5.500%, 01/25/32	2,144
453	Series 2003-27, Class DW, 4.500%, 04/25/17	465
2,730	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	627
1,758	Series 2003-34, Class AX, 6.000%, 05/25/33	1,968
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,753
122	Series 2003-35, Class UC, 3.750%, 05/25/33	129
374	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	76
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,481
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,127
735	Series 2003-42, Class GB, 4.000%, 05/25/33	773
486	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	29
828	Series 2003-47, Class PE, 5.750%, 06/25/33	931
594	Series 2003-52, Class SX, HB, IF, 22.368%, 10/25/31	860
2,792	Series 2003-56, Class AZ, 5.500%, 08/25/31	2,929
24	Series 2003-60, Class NJ, 5.000%, 07/25/21	24
572	Series 2003-64, Class SX, IF, 13.224%, 07/25/33	608
84	Series 2003-67, Class VQ, 7.000%, 01/25/19	85
109	Series 2003-68, Class QP, 3.000%, 07/25/22	112
1,617	Series 2003-71, Class DS, IF, 7.186%, 08/25/33	1,605
1,447	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	158
3,123	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	565
1,896	Series 2003-73, Class GA, 3.500%, 05/25/31	1,974
351	Series 2003-74, Class SH, IF, 9.821%, 08/25/33	350
1,219	Series 2003-76, Class GQ, 4.500%, 08/25/18	1,306
3,446	Series 2003-80, Class SY, IF, IO, 7.456%, 06/25/23	395
1,350	Series 2003-81, Class LC, 4.500%, 09/25/18	1,464
5,207	Series 2003-83, Class PG, 5.000%, 06/25/23	5,661
1,234	Series 2003-86, Class KR, 4.500%, 09/25/16	1,246
730	Series 2003-91, Class SD, IF, 12.177%, 09/25/33	824
134	Series 2003-92, Class SH, IF, 9.265%, 09/25/18	137
1,084	Series 2003-106, Class US, IF, 8.784%, 11/25/23	1,091
3,316	Series 2003-116, Class SB, IF, IO, 7.406%, 11/25/33	553
4,160	Series 2003-117, Class JB, 3.500%, 06/25/33	4,324
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,657
581	Series 2003-128, Class KE, 4.500%, 01/25/14	603
856	Series 2003-128, Class NG, 4.000%, 01/25/19	912
486	Series 2003-130, Class SX, IF, 11.229%, 01/25/34	538
406	Series 2003-132, Class OA, PO, 08/25/33	354
2,883	Series 2004-4, Class QI, IF, IO, 6.906%, 06/25/33	460
273	Series 2004-4, Class QM, IF, 13.812%, 06/25/33	319
1,469	Series 2004-10, Class SC, HB, IF, 27.824%, 02/25/34	2,177

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
1,046	Series 2004-14, Class SD, IF, 8.784%, 03/25/34	1,019
1,168	Series 2004-21, Class CO, PO, 04/25/34	909
312	Series 2004-22, Class A, 4.000%, 04/25/19	324
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,250
2,511	Series 2004-25, Class SA, IF, 18.992%, 04/25/34	3,252
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	8,199
753	Series 2004-36, Class PC, 5.500%, 02/25/34	833
2,503	Series 2004-36, Class SA, IF, 18.992%, 05/25/34	3,315
1,136	Series 2004-36, Class SN, IF, 13.812%, 07/25/33	1,329
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,591
2,641	Series 2004-46, Class HS, IF, IO, 5.806%, 05/25/30	132
1,068	Series 2004-46, Class QB, HB, IF, 23.224%, 05/25/34	1,459
3,782	Series 2004-46, Class SK, IF, 15.967%, 05/25/34	4,483
797	Series 2004-51, Class SY, IF, 13.852%, 07/25/34	938
917	Series 2004-53, Class NC, 5.500%, 07/25/24	981
1,435	Series 2004-59, Class BG, PO, 12/25/32	1,216
234	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	233
918	Series 2004-70, Class JA, 4.500%, 10/25/19	950
793	Series 2004-76, Class CL, 4.000%, 10/25/19	841
1,195	Series 2004-79, Class SP, IF, 19.267%, 11/25/34	1,547
377	Series 2004-81, Class AC, 4.000%, 11/25/19	400
160	Series 2004-92, Class JO, PO, 12/25/34	158
193	Series 2005-28, Class JA, 5.000%, 04/25/35	196
27	Series 2005-47, Class AN, 5.000%, 12/25/16	27
596	Series 2005-52, Class PA, 6.500%, 06/25/35	652
3,487	Series 2005-56, Class S, IF, IO, 6.516%, 07/25/35	561
1,755	Series 2005-59, Class PC, 5.500%, 03/25/31	1,858
628	Series 2005-66, Class SG, IF, 16.890%, 07/25/35	751
1,324	Series 2005-68, Class BC, 5.250%, 06/25/35	1,451
3,074	Series 2005-68, Class PG, 5.500%, 08/25/35	3,411
1,927	Series 2005-68, Class UC, 5.000%, 06/25/35	2,101
1,349	Series 2005-74, Class CS, IF, 19.486%, 05/25/35	1,779
13,628	Series 2005-84, Class XM, 5.750%, 10/25/35	14,985
4,899	Series 2005-97, Class HC, 5.000%, 02/25/32	5,256
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,879
10,398	Series 2005-110, Class GJ, 5.500%, 11/25/30	10,975
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	16,022
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,802
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,335
2,015	Series 2005-116, Class PB, 6.000%, 04/25/34	2,190
4,500	Series 2005-118, Class PN, 6.000%, 01/25/32	4,914
823	Series 2006-15, Class OT, PO, 01/25/36	761
1,090	Series 2006-16, Class OA, PO, 03/25/36	938
1,184	Series 2006-22, Class AO, PO, 04/25/36	1,021
489	Series 2006-23, Class KO, PO, 04/25/36	443
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,500
386	Series 2006-42, Class CF, VAR, 0.644%, 06/25/36	387
3,006	Series 2006-44, Class GO, PO, 06/25/36	2,628
8,642	Series 2006-44, Class P, PO, 12/25/33	7,448
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,222
5,708	Series 2006-53, Class US, IF, IO, 6.386%, 06/25/36	899
1,000	Series 2006-56, Class OA, PO, 10/25/24	944
3,705	Series 2006-56, Class PF, VAR, 0.544%, 07/25/36	3,703
1,926	Series 2006-56, Class PO, PO, 07/25/36	1,749
3,249	Series 2006-58, Class AP, PO, 07/25/36	2,775
349	Series 2006-58, Class FL, VAR, 0.654%, 07/25/36	350
1,355	Series 2006-58, Class PO, PO, 07/25/36	1,127
3,177	Series 2006-59, Class QO, PO, 01/25/33	2,868

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
2,751	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,254
2,080	Series 2006-65, Class QO, PO, 07/25/36	1,821
1,643	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	111
594	Series 2006-72, Class TO, PO, 08/25/36	515
6,305	Series 2006-77, Class PC, 6.500%, 08/25/36	7,253
1,691	Series 2006-79, Class DO, PO, 08/25/36	1,490
1,033	Series 2006-90, Class AO, PO, 09/25/36	878
470	Series 2006-109, Class PO, PO, 11/25/36	397
5,539	Series 2006-110, Class PO, PO, 11/25/36	4,753
440	Series 2006-111, Class EO, PO, 11/25/36	363
1,510	Series 2006-118, Class A2, VAR, 0.254%, 12/25/36	1,485
991	Series 2006-119, Class PO, PO, 12/25/36	895
10,000	Series 2006-124, Class HB, VAR, 5.962%, 11/25/36	10,945
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,125
2,272	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	371
6,777	Series 2007-7, Class SG, IF, IO, 6.306%, 08/25/36	999
8,618	Series 2007-14, Class ES, IF, IO, 6.246%, 03/25/37	1,327
572	Series 2007-15, Class NO, PO, 03/25/22	511
3,683	Series 2007-16, Class FC, VAR, 0.944%, 03/25/37	3,654
923	Series 2007-42, Class AO, PO, 05/25/37	826
1,500	Series 2007-46, Class VK, 5.500%, 03/25/22	1,661
1,016	Series 2007-48, Class PO, PO, 05/25/37	885
3,623	Series 2007-54, Class FA, VAR, 0.594%, 06/25/37	3,628
12,753	Series 2007-60, Class AX, IF, IO, 6.956%, 07/25/37	2,429
889	Series 2007-77, Class FG, VAR, 0.694%, 03/25/37	893
2,000	Series 2007-79, Class PB, 5.000%, 04/25/29	2,054
2,100	Series 2007-79, Class PC, 5.000%, 01/25/32	2,237
1,000	Series 2007-81, Class GE, 6.000%, 08/25/37	1,136
2,000	Series 2007-84, Class PD, 6.000%, 08/25/32	2,098
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,601
6,597	Series 2007-88, Class VI, IF, IO, 6.346%, 09/25/37	935
4,742	Series 2007-91, Class ES, IF, IO, 6.266%, 10/25/37	731
3,478	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	764
256	Series 2007-97, Class MS, IF, 14.311%, 12/25/31	269
6,877	Series 2007-101, Class A2, VAR, 0.444%, 06/27/36	6,858
1,586	Series 2007-106, Class A7, VAR, 5.975%, 10/25/37	1,679
3,000	Series 2007-114, Class A6, VAR, 0.394%, 10/27/37	2,980
3,854	Series 2007-116, Class HI, IO, VAR, 6.418%, 01/25/38	331
228	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	30
4,770	Series 2008-1, Class BI, IF, IO, 5.716%, 02/25/38	611
2,910	Series 2008-10, Class XI, IF, IO, 6.036%, 03/25/38	374
2,687	Series 2008-16, Class IS, IF, IO, 6.006%, 03/25/38	334
2,504	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	270
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,116
1,769	Series 2008-27, Class SN, IF, IO, 6.706%, 04/25/38	259
8,283	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	33
1,618	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	146
1,140	Series 2008-42, Class AO, PO, 09/25/36	1,041
240	Series 2008-44, Class PO, PO, 05/25/38	224
2,659	Series 2008-47, Class SI, IF, IO, 6.306%, 06/25/23	274
2,730	Series 2008-53, Class CI, IF, IO, 7.006%, 07/25/38	404
573	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	32
1,407	Series 2008-76, Class GF, VAR, 0.844%, 09/25/23	1,425
5,805	Series 2008-80, Class SA, IF, IO, 5.656%, 09/25/38	664
3,619	Series 2008-81, Class SB, IF, IO, 5.656%, 09/25/38	440
5,116	Series 2009-6, Class GS, IF, IO, 6.356%, 02/25/39	643
2,444	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	305
2,151	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	259

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Agency CMO — Continued
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	737
3,139		Series 2009-70, Class CO, PO, 01/25/37	2,722
4,291		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	346
3,359		Series 2009-99, Class SC, IF, IO, 5.986%, 12/25/39	411
2,156		Series 2009-103, Class MB, 4.000%, 12/25/39	2,287
2,000		Series 2010-45, Class BD, 4.500%, 11/25/38	2,119
2,733		Series 2010-49, Class SC, IF, 12.272%, 03/25/40	3,067
1,985		Series 2010-64, Class DM, 5.000%, 06/25/40	2,125
4,322		Series 2010-133, Class A, 5.500%, 05/25/38	4,668
3,913		Series 2010-148, Class MA, 4.000%, 02/25/39	4,164
5,379		Series 2011-2, Class WA, VAR, 5.731%, 02/25/51	5,796
2,920		Series 2011-22, Class MA, 6.500%, 04/25/38	3,310
11,295		Series 2011-30, Class LS, IO, VAR, 4.783%, 04/25/41	930
1		Series G-17, Class S, HB, VAR, 1,058.376%, 06/25/21	15
53		Series G-28, Class S, IF, 14.881%, 09/25/21	65
47		Series G-35, Class M, 8.750%, 10/25/21	54
17		Series G-51, Class SA, HB, IF, 22.376%, 12/25/21	26
7		Series G92-15, Class Z, 7.000%, 01/25/22	7
–	(h)	Series G92-27, Class SQ, HB, IF, 1,777.270%, 05/25/22	3
235		Series G92-35, Class E, 7.500%, 07/25/22	264
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	5
29		Series G92-42, Class Z, 7.000%, 07/25/22	32
1,028		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,173
36		Series G92-52, Class FD, VAR, 0.239%, 09/25/22	36
309		Series G92-54, Class ZQ, 7.500%, 09/25/22	349
37		Series G92-59, Class F, VAR, 2.152%, 10/25/22	38
75		Series G92-61, Class Z, 7.000%, 10/25/22	89
53		Series G92-62, Class B, PO, 10/25/22	50
256		Series G93-1, Class KA, 7.900%, 01/25/23	293
57		Series G93-5, Class Z, 6.500%, 02/25/23	63
75		Series G93-14, Class J, 6.500%, 03/25/23	82
174		Series G93-17, Class SI, IF, 6.000%, 04/25/23	176
164		Series G93-27, Class FD, VAR, 1.099%, 08/25/23	166
40		Series G93-37, Class H, PO, 09/25/23	35
62		Series G95-1, Class C, 8.800%, 01/25/25	72
		Federal National Mortgage Association STRIPS,
5		Series 23, Class 2, IO, 10.000%, 09/01/17	1
1		Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
26		Series 218, Class 2, IO, 7.500%, 04/01/23	5
22		Series 265, Class 2, 9.000%, 03/01/24	27
497		Series 329, Class 1, PO, 01/01/33	436
1,537		Series 339, Class 18, IO, 4.500%, 07/01/18	148
2,221		Series 339, Class 21, IO, 4.500%, 07/01/18	212
979		Series 339, Class 28, IO, 5.500%, 07/01/18	112
871		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	150
1,963		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	349
1,260		Series 355, Class 11, IO, 6.000%, 07/01/34	253
802		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	85
3,389		Series 365, Class 8, IO, 5.500%, 05/01/36	607
474		Series 368, Class 3, IO, 4.500%, 11/01/20	49
1,829		Series 374, Class 5, IO, 5.500%, 08/01/36	295
1,132		Series 383, Class 32, IO, 6.000%, 01/01/38	198
2,969		Series 383, Class 33, IO, 6.000%, 01/01/38	520
560		Series 393, Class 6, IO, 5.500%, 04/25/37	93
		Federal National Mortgage Association Whole Loan,
1,319		Series 2003-W1, Class 1A1, VAR, 6.362%, 12/25/42	1,513
485		Series 2003-W1, Class 2A, VAR, 7.232%, 12/25/42	567
230		Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	259
415		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	483

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
1,862	Series 2004-W15, Class 2AF, VAR, 0.444%, 08/25/44	1,847
1,348	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,555
1,846	Series 2005-W3, Class 2AF, VAR, 0.414%, 03/25/45	1,833
1,702	Series 2006-W2, Class 1AF1, VAR, 0.414%, 02/25/36	1,690
212	Series 2007-W7, Class 1A4, HB, IF, 38.016%, 07/25/37	315
4,368	Series 2009-W1, Class A, 6.000%, 12/25/49	4,870
	Government National Mortgage Association,
897	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,051
502	Series 1994-4, Class KQ, 7.988%, 07/16/24	576
2,728	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,103
435	Series 1996-16, Class E, 7.500%, 08/16/26	495
672	Series 1997-8, Class PN, 7.500%, 05/16/27	762
156	Series 1997-11, Class D, 7.500%, 07/20/27	178
336	Series 1998-26, Class K, 7.500%, 09/17/25	386
1,834	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,037
1,692	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,916
266	Series 1999-30, Class S, IF, IO, 8.402%, 08/16/29	41
21	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	21
346	Series 1999-40, Class ZW, 7.500%, 11/20/29	381
490	Series 1999-41, Class Z, 8.000%, 11/16/29	566
163	Series 1999-44, Class PC, 7.500%, 12/20/29	186
3,322	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,050
536	Series 1999-44, Class ZG, 8.000%, 12/20/29	620
410	Series 2000-6, Class Z, 7.500%, 02/20/30	460
204	Series 2000-9, Class Z, 8.000%, 06/20/30	236
2,170	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,609
377	Series 2000-12, Class ST, HB, IF, 38.449%, 02/16/30	733
456	Series 2000-14, Class PD, 7.000%, 02/16/30	499
131	Series 2000-16, Class ZN, 7.500%, 02/16/30	140
2,988	Series 2000-21, Class Z, 9.000%, 03/16/30	3,648
525	Series 2000-26, Class TZ, 8.500%, 09/20/30	605
138	Series 2000-26, Class Z, 7.750%, 09/20/30	159
26	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	31
418	Series 2000-31, Class Z, 9.000%, 10/20/30	487
123	Series 2000-34, Class SG, IF, IO, 8.334%, 10/20/30	34
239	Series 2000-35, Class ZA, 9.000%, 11/20/30	266
35	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	7
172	Series 2000-37, Class B, 8.000%, 12/20/30	200
93	Series 2000-38, Class AH, 7.150%, 12/20/30	108
234	Series 2001-4, Class SJ, IF, IO, 7.953%, 01/19/30	64
200	Series 2001-6, Class SD, IF, IO, 8.352%, 03/16/31	37
403	Series 2001-7, Class PK, 6.500%, 03/20/31	439
1,155	Series 2001-8, Class Z, 6.500%, 03/20/31	1,307
20	Series 2001-32, Class WA, IF, 19.636%, 07/20/31	29
319	Series 2001-35, Class SA, IF, IO, 8.052%, 08/16/31	77
244	Series 2001-36, Class S, IF, IO, 7.852%, 08/16/31	54
1,350	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,435
306	Series 2002-3, Class SP, IF, IO, 7.192%, 01/16/32	55
467	Series 2002-7, Class PG, 6.500%, 01/20/32	538
1,339	Series 2002-24, Class AG, IF, IO, 7.752%, 04/16/32	279
119	Series 2002-24, Class SB, IF, 11.628%, 04/16/32	137
3,158	Series 2002-31, Class SE, IF, IO, 7.302%, 04/16/30	551
944	Series 2002-40, Class UK, 6.500%, 06/20/32	1,070
50	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	51
3,618	Series 2002-45, Class QE, 6.500%, 06/20/32	4,181
1,243	Series 2002-47, Class PG, 6.500%, 07/16/32	1,409
2,300	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,588
66	Series 2002-51, Class SG, HB, IF, 31.652%, 04/20/31	110

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
1,954	Series 2002-52, Class GH, 6.500%, 07/20/32	2,202
563	Series 2002-54, Class GB, 6.500%, 08/20/32	634
320	Series 2002-70, Class AV, 6.000%, 03/20/12	324
1,599	Series 2002-70, Class PS, IF, IO, 7.504%, 08/20/32	193
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,068
239	Series 2002-80, Class EZ, 7.000%, 01/20/32	240
484	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	28
435	Series 2003-4, Class NY, 5.500%, 12/20/13	459
1,561	Series 2003-11, Class SK, IF, IO, 7.502%, 02/16/33	283
654	Series 2003-12, Class SP, IF, IO, 7.504%, 02/20/33	125
153	Series 2003-24, Class PO, PO, 03/16/33	121
1,319	Series 2003-40, Class TC, 7.500%, 03/20/33	1,395
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,519
753	Series 2003-46, Class MG, 6.500%, 05/20/33	863
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,586
571	Series 2003-52, Class AP, PO, 06/16/33	451
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,503
1,079	Series 2003-76, Class LS, IF, IO, 7.004%, 09/20/31	86
176	Series 2003-90, Class PO, PO, 10/20/33	153
2,229	Series 2003-112, Class SA, IF, IO, 6.352%, 12/16/33	365
3,000	Series 2003-112, Class TS, IF, IO, 6.754%, 10/20/32	486
6,889	Series 2004-11, Class SW, IF, IO, 5.304%, 02/20/34	842
793	Series 2004-15, Class SA, IF, 19.124%, 12/20/32	960
695	Series 2004-28, Class S, IF, 19.118%, 04/16/34	934
593	Series 2004-68, Class PO, PO, 05/20/31	566
303	Series 2004-73, Class AE, IF, 14.447%, 08/17/34	366
3,816	Series 2004-90, Class SI, IF, IO, 5.904%, 10/20/34	571
2,934	Series 2005-3, Class SB, IF, IO, 5.904%, 01/20/35	429
7,179	Series 2005-17, Class SL, IF, IO, 6.504%, 07/20/34	1,252
583	Series 2005-35, Class FL, VAR, 0.546%, 03/20/32	580
385	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	40
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	1,116
703	Series 2005-68, Class DP, IF, 15.957%, 06/17/35	859
10,430	Series 2005-68, Class KI, IF, IO, 6.104%, 09/20/35	1,462
1,343	Series 2005-69, Class SY, IF, IO, 6.554%, 11/20/33	226
1,423	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	249
757	Series 2006-16, Class OP, PO, 03/20/36	677
708	Series 2006-28, Class GO, PO, 03/20/35	662
2,606	Series 2006-38, Class SW, IF, IO, 6.304%, 06/20/36	333
2,258	Series 2006-59, Class SD, IF, IO, 6.504%, 10/20/36	364
4,700	Series 2006-65, Class SA, IF, IO, 6.604%, 11/20/36	746
2,502	Series 2007-9, Class DI, IF, IO, 6.314%, 03/20/37	336
5,476	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	790
587	Series 2007-17, Class JO, PO, 04/16/37	525
4,026	Series 2007-19, Class SD, IF, IO, 6.004%, 04/20/37	455
4,093	Series 2007-26, Class SC, IF, IO, 6.004%, 05/20/37	527
2,320	Series 2007-27, Class SA, IF, IO, 6.004%, 05/20/37	276
1,000	Series 2007-28, Class BO, PO, 05/20/37	888
312	Series 2007-35, Class TO, PO, 04/20/35	306
2,261	Series 2007-36, Class SE, IF, IO, 6.272%, 06/16/37	307
6,250	Series 2007-40, Class SB, IF, IO, 6.554%, 07/20/37	868
3,737	Series 2007-42, Class SB, IF, IO, 6.554%, 07/20/37	516
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,829
1,350	Series 2007-49, Class NO, PO, 12/20/35	1,343
3,422	Series 2007-50, Class AI, IF, IO, 6.579%, 08/20/37	474
490	Series 2007-53, Class SW, IF, 19.618%, 09/20/37	616
1,694	Series 2007-57, Class PO, PO, 03/20/37	1,511
2,417	Series 2007-57, Class QA, IF, IO, 6.304%, 10/20/37	317

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
3,393	Series 2007-71, Class SB, IF, IO, 6.504%, 07/20/36	376
2,350	Series 2007-72, Class US, IF, IO, 6.354%, 11/20/37	314
2,388	Series 2007-73, Class MI, IF, IO, 5.804%, 11/20/37	284
4,707	Series 2007-76, Class SA, IF, IO, 6.334%, 11/20/37	626
2,347	Series 2007-79, Class SY, IF, IO, 6.354%, 12/20/37	305
1,447	Series 2007-81, Class SP, IF, IO, 6.454%, 12/20/37	188
2,598	Series 2007-82, Class SA, IF, IO, 6.334%, 12/20/37	347
1,063	Series 2008-2, Class MS, IF, IO, 6.962%, 01/16/38	143
4,254	Series 2008-2, Class NS, IF, IO, 6.342%, 01/16/38	542
2,428	Series 2008-10, Class S, IF, IO, 5.634%, 02/20/38	304
994	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	119
1,729	Series 2008-25, Class SB, IF, IO, 6.704%, 03/20/38	239
1,663	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	296
3,262	Series 2008-36, Class SH, IF, IO, 6.104%, 04/20/38	403
11,937	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	1,868
3,562	Series 2008-41, Class SA, IF, IO, 6.144%, 05/20/38	472
2,331	Series 2008-55, Class SA, IF, IO, 6.004%, 06/20/38	297
939	Series 2008-60, Class PO, PO, 01/20/38	836
1,439	Series 2008-71, Class SC, IF, IO, 5.804%, 08/20/38	192
2,306	Series 2008-93, Class AS, IF, IO, 5.504%, 12/20/38	243
3,950	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	484
2,577	Series 2009-10, Class SL, IF, IO, 6.302%, 03/16/34	313
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	898
2,544	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	409
2,241	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	373
6,357	Series 2009-22, Class SA, IF, IO, 6.074%, 04/20/39	736
1,964	Series 2009-25, Class SE, IF, IO, 7.404%, 09/20/38	285
2,163	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	316
1,689	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	301
2,039	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	245
3,242	Series 2009-43, Class SA, IF, IO, 5.754%, 06/20/39	387
2,484	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	391
6,152	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	831
1,108	Series 2009-79, Class OK, PO, 11/16/37	989
700	Series 2010-14, Class CO, PO, 08/20/35	536
1,334	Series 2010-130, Class CP, 7.000%, 10/16/40	1,546
5,124	Series 2010-157, Class OP, PO, 12/20/40	4,028
1,937	Series 2011-22, Class WA, 5.947%, 02/20/37	2,158
10,000	Series 2011-75, Class SM, IF, IO, 6.401%, 05/20/41	1,494
12,041	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	12,192
	Vendee Mortgage Trust,
712	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	784
1,259	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,419
1,043	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,202
751	Series 1996-2, Class 1Z, 6.750%, 06/15/26	865
1,440	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,682
1,789	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,064
3,440	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,946

		849,413

	Non-Agency CMO — 12.4%
1,000	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	945
1,731	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	1,757
	American General Mortgage Loan Trust,
4,200	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,285
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,819
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,574
1,609	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,660

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Non-Agency CMO — Continued
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.030%, 09/25/35	3,141
	ASG Resecuritization Trust,
1,748	Series 2009-1, Class A60, VAR, 5.311%, 06/26/37 (e)	1,766
3,151	Series 2009-2, Class A55, VAR, 5.371%, 05/24/36 (e)	3,220
1,000	Series 2009-2, Class G60, VAR, 5.371%, 05/24/36 (e)	1,006
6,693	Series 2009-3, Class A65, VAR, 5.348%, 03/26/37 (e)	6,700
7,879	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	8,036
1,830	Series 2010-2, Class A60, VAR, 5.087%, 01/28/37 (e)	1,840
2,002	Series 2010-3, Class 2A22, VAR, 0.459%, 10/28/36 (e)	1,942
1,196	Series 2011-1, Class 3A50, VAR, 2.579%, 11/28/35 (e) (f) (i)	1,151
	Banc of America Alternative Loan Trust,
326	Series 2003-2, Class PO, PO, 04/25/33	273
912	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	932
499	Series 2003-11, Class PO, PO, 01/25/34	350
349	Series 2004-6, Class 15PO, PO, 07/25/19	266
2,067	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,894
6,664	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	974
1,818	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,374
	Banc of America Funding Corp.,
753	Series 2004-1, Class PO, PO, 03/25/34	602
1,573	Series 2004-2, Class 30PO, PO, 09/20/34	1,160
420	Series 2004-3, Class 1A7, 5.500%, 10/25/34	420
907	Series 2004-C, Class 1A1, VAR, 5.020%, 12/20/34	906
1,776	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,745
1,278	Series 2005-7, Class 30PO, PO, 11/25/35	862
924	Series 2005-8, Class 30PO, PO, 01/25/36	618
2,479	Series 2005-E, Class 4A1, VAR, 2.819%, 03/20/35	2,366
981	Series 2006-A, Class 3A2, VAR, 2.904%, 02/20/36	585
	Banc of America Mortgage Securities, Inc.,
369	Series 2003-3, Class 2A1, VAR, 0.744%, 05/25/18	355
514	Series 2003-6, Class 2A1, VAR, 0.644%, 08/25/18	493
176	Series 2003-7, Class A2, 4.750%, 09/25/18	182
374	Series 2003-8, Class APO, PO, 11/25/33	270
4,173	Series 2004-3, Class 15IO, IO, VAR, 0.239%, 04/25/19	21
192	Series 2004-4, Class APO, PO, 05/25/34	143
3,520	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,519
856	Series 2004-6, Class 2A5, PO, 07/25/34	601
855	Series 2004-6, Class APO, PO, 07/25/34	620
70	Series 2004-8, Class 5PO, PO, 05/25/32	55
104	Series 2004-8, Class XPO, PO, 10/25/34	78
473	Series 2004-A, Class 2A2, VAR, 2.829%, 02/25/34	414
1,718	Series 2004-J, Class 3A1, VAR, 5.089%, 11/25/34	1,520
1,975	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,886
456	Series 2005-A, Class 2A1, VAR, 2.880%, 02/25/35	395
	BCAP LLC Trust,
639	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	636
1,313	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,365
1,450	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,472
1,404	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,409
1,209	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	1,208
579	Series 2010-RR4, Class 2A1, VAR, 0.943%, 06/26/37 (e)	556
1,699	Series 2010-RR6, Class 22A3, VAR, 5.265%, 06/26/36 (e)	1,699
1,140	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	1,133
1,356	Series 2010-RR7, Class 15A1, VAR, 0.993%, 01/26/36 (e)	1,270
1,614	Series 2010-RR7, Class 16A1, VAR, 0.995%, 02/26/47 (e)	1,517
1,559	Series 2010-RR7, Class 1A5, VAR, 5.021%, 04/26/35 (e)	1,573
4,766	Series 2010-RR7, Class 2A1, VAR, 5.283%, 07/26/45 (e)	4,754
1,144	Series 2010-RR8, Class 3A3, VAR, 5.084%, 05/26/35 (e)	1,166
4,511	Series 2011-RR5-I, VAR, 0.000%, 05/26/36	4,111

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Non-Agency CMO — Continued
	Bear Stearns Adjustable Rate Mortgage Trust,
340	Series 2003-7, Class 3A, VAR, 2.821%, 10/25/33	327
1,115	Series 2004-1, Class 12A1, VAR, 2.794%, 04/25/34	940
684	Series 2004-2, Class 14A, VAR, 5.137%, 05/25/34	704
3,274	Series 2005-5, Class A1, VAR, 2.340%, 08/25/35	3,108
6,130	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	5,542
	Citicorp Mortgage Securities, Inc.,
113	Series 1993-14, Class A3, VAR, 1.394%, 11/25/23	109
2,140	Series 2004-1, Class 3A1, 4.750%, 01/25/34	2,185
1,463	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,511
526	Series 2005-5, Class APO, PO, 08/25/35	373
544	Series 2005-8, Class APO, PO, 11/25/35	391
	Citigroup Mortgage Loan Trust, Inc.,
1,010	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,022
471	Series 2003-1, Class 2A6, PO, 10/25/33	334
405	Series 2003-1, Class PO2, PO, 10/25/33	285
324	Series 2003-1, Class PO3, PO, 09/25/33	230
204	Series 2003-UP3, Class A3, 7.000%, 09/25/33	206
1,201	Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,211
276	Series 2003-UST1, Class PO1, PO, 12/25/18	235
177	Series 2003-UST1, Class PO3, PO, 12/25/18	155
662	Series 2004-UST1, Class A6, VAR, 5.080%, 08/25/34	677
558	Series 2005-1, Class 2A1A, VAR, 2.720%, 04/25/35	355
1,003	Series 2005-2, Class 2A11, 5.500%, 05/25/35	997
700	Series 2005-5, Class 1A2, VAR, 2.733%, 08/25/35	437
2,557	Series 2008-AR4, Class 1A1A, VAR, 5.284%, 11/25/38	2,544
1,181	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,184
1,851	Series 2011-3, Class 1A1, VAR, 0.274%, 02/25/47 (e)	1,811
2,221	Series 2011-5, Class 1A1, 0.384%, 02/25/46 (f) (i)	2,032
	Countrywide Alternative Loan Trust,
649	Series 2002-8, Class A4, 6.500%, 07/25/32	684
11,345	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,791
2,903	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,967
779	Series 2005-5R, Class A1, 5.250%, 12/25/18	794
4,607	Series 2005-1CB, Class 1A6, IF, IO, 6.906%, 03/25/35	684
7,135	Series 2005-20CB, Class 3A8, IF, IO, 4.556%, 07/25/35	722
15,300	Series 2005-22T1, Class A2, IF, IO, 4.876%, 06/25/35	1,299
546	Series 2005-26CB, Class A10, IF, 12.698%, 07/25/35	558
6,671	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,379
316	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	290
10,666	Series 2005-37T1, Class A2, IF, IO, 4.856%, 09/25/35	1,246
6,084	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,170
16,322	Series 2005-54CB, Class 1A2, IF, IO, 4.656%, 11/25/35	1,628
4,046	Series 2005-57CB, Class 3A2, IF, IO, 4.906%, 12/25/35	410
2,326	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,912
12,877	Series 2005-J1, Class 1A4, IF, IO, 4.906%, 02/25/35	1,148
3,770	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,744
	Countrywide Home Loan Mortgage Pass-Through Trust,
44	Series 2003-8, Class A4, 4.500%, 05/25/18	44
2,250	Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,144
1	Series 2003-34, Class A11, 5.250%, 09/25/33	1
753	Series 2003-44, Class A9, PO, 10/25/33	599
1,056	Series 2003-J7, Class 4A3, IF, 9.522%, 08/25/18	1,105
841	Series 2004-7, Class 2A1, VAR, 2.269%, 06/25/34	754
1,197	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,234
335	Series 2004-HYB1, Class 2A, VAR, 2.879%, 05/20/34	290
1,206	Series 2004-HYB3, Class 2A, VAR, 2.567%, 06/20/34	976
1,033	Series 2004-HYB6, Class A3, VAR, 3.066%, 11/20/34	876
970	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	984

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Non-Agency CMO — Continued
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,780
5,060	Series 2005-22, Class 2A1, VAR, 3.084%, 11/25/35	3,555
	Credit Suisse Mortgage Capital Certificates,
1,066	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	1,071
627	Series 2010-16, Class A3, VAR, 4.136%, 06/25/50 (e)	574
1,623	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	1,644
2,760	Series 2010-11R, Class A1, VAR, 1.191%, 06/28/47 (e)	2,729
1,034	Series 2010-12R, Class 14A1, VAR, 4.500%, 09/26/46 (e)	1,039
648	Series 2010-15R, Class 7A1, VAR, 5.340%, 10/26/37 (e)	656
250	Series 2010-15R, Class 7A2, VAR, 5.340%, 10/26/37 (e)	228
5,748	Series 2011-1R, Class A1, VAR, 1.192%, 02/27/47 (e)	5,752
2,000	Series 2011-6R, Class 3A1, VAR, 5.653%, 07/28/36 (e)	1,870
	CS First Boston Mortgage Securities Corp.,
828	Series 2003-1, Class DB1, 6.564%, 02/25/33	726
468	Series 2003-17, Class 2A1, 5.000%, 07/25/18	489
1,028	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,053
1,668	Series 2003-25, Class 1P, PO, 10/25/33	1,233
182	Series 2004-5, Class 5P, PO, 08/25/19	157
1,793	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,642
1,857	Series 2005-4, Class 3A22, 5.500%, 06/25/35	1,880
1,995	Series 2005-4, Class 3A23, 5.500%, 06/25/35	1,795
	Deutsche Mortgage Securities, Inc.,
1,113	Series 2009-RS2, Class 4A1, VAR, 0.343%, 04/26/37 (e)	1,063
963	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	958
1,585	Series 2010-RS2, Class A1, VAR, 1.441%, 06/28/47 (e)	1,586
19	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	17
	First Horizon Alternative Mortgage Securities,
1,432	Series 2004-AA4, Class A1, VAR, 2.365%, 10/25/34	1,297
2,336	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,809
4,115	Series 2007-FA4, Class 1A2, IF, IO, 5.456%, 08/25/37	513
	First Horizon Asset Securities, Inc.,
141	Series 2003-3, Class 1A4, 3.900%, 05/25/33	141
3,046	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,086
1,358	Series 2004-AR2, Class 2A1, VAR, 2.761%, 05/25/34	1,246
855	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	825
2,274	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	2,149
	GMAC Mortgage Corp. Loan Trust,
1,274	Series 2003-AR1, Class A4, VAR, 3.403%, 10/19/33	1,259
692	Series 2004-J5, Class A7, 6.500%, 01/25/35	717
404	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	409
905	Series 2005-AR3, Class 3A3, VAR, 3.132%, 06/19/35	871
5,565	Series 2005-AR3, Class 3A4, VAR, 3.132%, 06/19/35	4,686
761	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	765
	GSMPS Mortgage Loan Trust,
1,296	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,137
6,243	Series 2006-RP2, Class 1AS2, IF, IO, 5.833%, 04/25/36 (e)	886
	GSR Mortgage Loan Trust,
1,458	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,557
98	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	99
540	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	527
840	Series 2005-4F, Class AP, PO, 05/25/35	702
5,592	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,397
4,602	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,762
5,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,753
628	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.494%, 05/25/35	565
	Impac Secured Assets CMN Owner Trust,
1,220	Series 2006-1, Class 2A1, VAR, 0.544%, 05/25/36	1,041
2,023	Series 2006-2, Class 2A1, VAR, 0.544%, 08/25/36	1,739

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Non-Agency CMO — Continued
24,321	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.261%, 08/25/35	152
	JP Morgan Mortgage Trust,
3,032	Series 2006-A2, Class 4A1, VAR, 2.909%, 08/25/34	2,958
817	Series 2006-A3, Class 6A1, VAR, 3.061%, 08/25/34	742
1,315	JP Morgan Reremic, Series 2009- 6, Class 4A1, VAR, 5.972%, 09/26/36 (e)	1,371
	Lehman Mortgage Trust,
1,410	Series 2006-2, Class 1A1, VAR, 6.476%, 04/25/36	1,346
2,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,551
445	LVII Resecuritization Trust, Series 2009-2, Class A3, VAR, 3.000%, 09/27/37 (e)	441
	MASTR Adjustable Rate Mortgages Trust,
109	Series 2004-4, Class 2A1, VAR, 2.117%, 05/25/34	73
1,762	Series 2004-13, Class 2A1, VAR, 2.796%, 04/21/34	1,733
5,337	Series 2004-13, Class 3A6, VAR, 2.874%, 11/21/34	5,331
2,800	Series 2004-13, Class 3A7, VAR, 2.874%, 11/21/34	2,692
463	Series 2004-15, Class 3A1, VAR, 3.241%, 12/25/34	377
	MASTR Alternative Loans Trust,
380	Series 2003-3, Class 1A1, 6.500%, 05/25/33	396
1,266	Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,267
1,141	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,155
2,435	Series 2004-4, Class 10A1, 5.000%, 05/25/24	2,485
817	Series 2004-6, Class 30PO, PO, 07/25/34	649
1,142	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,154
576	Series 2004-7, Class 30PO, PO, 08/25/34	398
2,691	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,740
545	Series 2004-10, Class 1A1, 4.500%, 09/25/19	555
	MASTR Asset Securitization Trust,
261	Series 2003-2, Class 2A1, 4.500%, 03/25/18	264
62	Series 2003-3, Class 4A1, 5.000%, 04/25/18	64
384	Series 2003-4, Class 3A2, 5.000%, 05/25/18	392
418	Series 2003-12, Class 30PO, PO, 12/25/33	287
254	Series 2004-1, Class 30PO, PO, 02/25/34	175
208	Series 2004-4, Class 3A1, 4.500%, 04/25/19	212
211	Series 2004-6, Class 15PO, PO, 05/25/19	176
456	Series 2004-8, Class 1A1, 4.750%, 08/25/19	466
180	Series 2004-8, Class PO, PO, 08/25/19	154
31	Series 2004-10, Class 5A1, VAR, 0.594%, 11/25/34	31
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	916
3,854	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.544%, 05/25/35 (e)	3,080
3,771	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,451
96	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	108
888	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.514%, 02/25/35	689
	Nomura Asset Acceptance Corp.,
522	Series 2003-A1, Class A1, 5.500%, 05/25/33	538
212	Series 2003-A1, Class A2, 6.000%, 05/25/33	216
66	Series 2003-A1, Class A5, 7.000%, 04/25/33	68
43	Series 2003-A1, Class A7, 5.000%, 04/25/18	44
719	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	725
	Paine Webber CMO Trust,
4	Series H, Class 4, 8.750%, 04/01/18	4
21	Series P, Class 4, 8.500%, 08/01/19	24
	RBSSP Resecuritization Trust,
915	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	962
1,643	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,660
1,413	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,452
952	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	979
2,233	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,353
1,579	Series 2010-9, Class 1A1, VAR, 0.379%, 07/26/37 (e) (f) (i)	1,389
1,800	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,789

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Non-Agency CMO — Continued
1,305	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	1,312
	Residential Accredit Loans, Inc.,
316	Series 2002-QS16, Class A3, IF, 16.217%, 10/25/17	347
1,022	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,038
5,266	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,187
1,851	Series 2003-QS12, Class A2A, IF, IO, 7.406%, 06/25/18	234
563	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	51
3,696	Series 2003-QS14, Class A1, 5.000%, 07/25/18	3,815
1,146	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,182
2,471	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,511
744	Series 2003-QS3, Class A2, IF, 16.073%, 02/25/18	812
704	Series 2003-QS3, Class A8, IF, IO, 7.406%, 02/25/18	77
1,964	Series 2003-QS9, Class A3, IF, IO, 7.356%, 05/25/18	276
3,096	Series 2004-QA6, Class NB2, VAR, 3.154%, 12/26/34	2,234
346	Series 2004-QS8, Class A2, 5.000%, 06/25/34	346
	Residential Asset Securitization Trust,
1,167	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,165
106	Series 2003-A14, Class A1, 4.750%, 02/25/19	109
4,337	Series 2005-A2, Class A4, IF, IO, 4.856%, 03/25/35	452
1,509	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	966
	Residential Funding Mortgage Securities I,
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,152
452	Series 2003-S14, Class A4, PO, 07/25/18	399
804	Series 2004-S3, Class A1, 4.750%, 03/25/19	826
1,591	Series 2004-S6, Class 2A6, PO, 06/25/34	1,185
362	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	367
1,149	Series 2005-SA4, Class 1A1, VAR, 3.232%, 09/25/35	825
81	Residential Funding Securities LLC, Series 2003-RM2, Class AP- 3, PO, 05/25/33	58
	Salomon Brothers Mortgage Securities VII, Inc.,
678	Series 2003-HYB1, Class A, VAR, 3.217%, 09/25/33	669
158	Series 2003-UP2, Class PO1, PO, 12/25/18	121
3,500	Station Place Securitization Trust, Series 2010-1, Class A, VAR, 1.196%, 12/20/42 (e)	3,500
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.937%, 06/25/34	2,758
1,029	Structured Asset Mortgage Investments, Inc., Series 2004- AR5, Class 1A1, VAR, 0.527%, 10/19/34	925
	Structured Asset Securities Corp.,
83	Series 2002-10H, Class 1AP, PO, 05/25/32	61
229	Series 2003-8, Class 1A2, 5.000%, 04/25/18	236
503	Series 2003-31A, Class B1, VAR, 2.580%, 10/25/33	201
1,775	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,805
1,079	Series 2004-20, Class 1A3, 5.250%, 11/25/34	1,088
3,000	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,968
561	Series 2005-6, Class 4A1, 5.000%, 05/25/35	552
1,000	Series 2005-10, Class 5A9, 5.250%, 12/25/34	985
992	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.514%, 09/25/43	937
	WaMu Mortgage Pass-Through Certificates,
230	Series 2003-AR8, Class A, VAR, 2.715%, 08/25/33	227
5,301	Series 2003-AR9, Class 1A6, VAR, 2.715%, 09/25/33	5,136
716	Series 2003-AR9, Class 2A, VAR, 2.780%, 09/25/33	705
1,736	Series 2003-S10, Class A5, 5.000%, 10/25/18	1,741
191	Series 2003-S10, Class A6, PO, 10/25/18	192
573	Series 2003-S11, Class 2A5, IF, 16.516%, 11/25/33	603
1,036	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,065
3,362	Series 2003-S9, Class A8, 5.250%, 10/25/33	3,501
447	Series 2003-S9, Class P, PO, 10/25/33	317
436	Series 2004-AR3, Class A1, VAR, 2.578%, 06/25/34	428
249	Series 2004-AR3, Class A2, VAR, 2.578%, 06/25/34	244

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Non-Agency CMO — Continued
2,438	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,530
571	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	320
408	Series 2006-AR12, Class 2P, VAR, 0.000%, 10/25/36	229
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
14,583	Series 2005-2, Class 1A4, IF, IO, 4.856%, 04/25/35	1,441
3,501	Series 2005-2, Class 2A3, IF, IO, 4.806%, 04/25/35	357
3,843	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	652
4,060	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,478
3,715	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	557
1,236	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,137
5,406	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,441
50	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	53
1,700	Wells Fargo Commercial Mortgage Trust, 0.000%, 04/01/41	1,717
	Wells Fargo Mortgage-Backed Securities Trust,
113	Series 2002-18, Class 2A5, 6.000%, 12/25/32	113
614	Series 2003-8, Class A9, 4.500%, 08/25/18	633
1,415	Series 2003-11, Class 1A4, 4.750%, 10/25/18	1,414
351	Series 2003-11, Class 1APO, PO, 10/25/18	302
1,098	Series 2003-13, Class A7, 4.500%, 11/25/18	1,114
1,300	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,343
264	Series 2003-15, Class APO, PO, 12/25/18	224
1,116	Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,132
348	Series 2003-16, Class 2A3, 4.500%, 12/25/18	348
817	Series 2003-K, Class 1A1, VAR, 4.447%, 11/25/33	812
1,545	Series 2003-K, Class 1A2, VAR, 4.447%, 11/25/33	1,567
408	Series 2004-2, Class APO, PO, 01/25/19	347
665	Series 2004-7, Class 2A1, 4.500%, 07/25/19	680
648	Series 2004-7, Class 2A2, 5.000%, 07/25/19	667
1,619	Series 2004-BB, Class A4, VAR, 2.746%, 01/25/35	1,604
1,171	Series 2004-EE, Class 2A1, VAR, 2.823%, 12/25/34	1,124
1,226	Series 2004-EE, Class 3A1, VAR, 2.920%, 12/25/34	1,205
2,414	Series 2004-P, Class 2A1, VAR, 2.908%, 09/25/34	2,352
1,208	Series 2004-V, Class 1A1, VAR, 2.835%, 10/25/34	1,197
1,008	Series 2005-1, Class 2A1, 5.000%, 01/25/20	1,038
308	Series 2005-13, Class APO, PO, 11/25/20	258
842	Series 2005-16, Class APO, PO, 01/25/36	592
672	Series 2005-AR16, Class 2A1, VAR, 2.757%, 10/25/35	613
651	Series 2005-AR8, Class 2A1, VAR, 2.819%, 06/25/35	634
1,410	Series 2006-2, Class APO, PO, 03/25/36	909
1,054	Series 2006-4, Class 1APO, PO, 04/25/36	742
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	2,439
764	Series 2007-11, Class A14, 6.000%, 08/25/37	712

		400,515

	Total Collateralized Mortgage Obligations (Cost $1,163,611)	1,249,928

Commercial Mortgage-Backed Securities — 1.9%
	Banc of America Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	429
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,657
4,080	Series 2005-6, Class ASB, VAR, 5.195%, 09/10/47	4,321
265	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	289
2,250	Series 2006-4, Class A4, 5.634%, 07/10/46	2,480
250	Series 2006-5, Class A4, 5.414%, 09/10/47	271
	Bear Stearns Commercial Mortgage Securities,
19	Series 2002-PBW1, Class A1, VAR, 3.970%, 11/11/35	19
46,687	Series 2005-PWR8, Class X1, IO, VAR, 0.191%, 06/11/41 (e)	729
1,838	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,911

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
3,148	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	3,482
851	Series 2006-PW14, Class A1, 5.044%, 12/11/38	856
	Citigroup Commercial Mortgage Trust,
1,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,238
308	Series 2006-C4, Class A1, VAR, 5.729%, 03/15/49	308
1,100	Commercial Mortgage Pass Through Certificates, Series 2005- LP5, Class A4, VAR, 4.982%, 05/10/43	1,195
29,912	CW Capital Cobalt Ltd., Series 2006-C1, Class IO, IO, VAR, 0.724%, 08/15/48	738
3,271	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	3,331
1,856	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,885
4,025	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,370
500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	509
	GS Mortgage Securities Corp. II,
1,825	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,988
770	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	839
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,063
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	1,031
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,090
51,377	Series 2006-C7, Class XW, IO, VAR, 0.714%, 11/15/38 (e)	1,317
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,397
2,695	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	2,818
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
3,207	Series 2006-1, Class A4, VAR, 5.432%, 02/12/39	3,528
38,504	Series 2006-4, Class XC, IO, VAR, 0.222%, 12/12/49 (e)	516
1,011	Morgan Stanley, 3.000%, 07/17/56	1,012
3,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,193
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.983%, 08/15/39	6,078
2,988	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	2,989

	Total Commercial Mortgage- Backed Securities (Cost $55,890)	60,877

Corporate Bonds — 16.7%
Consumer Discretionary — 1.2%
	Auto Components — 0.0% (g)
665	Johnson Controls, Inc., 4.250%, 03/01/21	678

	Automobiles — 0.1%
1,000	Daimler Finance North America LLC, 6.500%, 11/15/13	1,121

	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	424

	Household Durables — 0.0% (g)
500	Newell Rubbermaid, Inc., 4.700%, 08/15/20	509

	Media — 0.9%
	CBS Corp.,
140	5.500%, 05/15/33	135
252	5.750%, 04/15/20	276
1,000	7.875%, 07/30/30	1,212
190	8.875%, 05/15/19	245
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	352
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	696
2,790	Comcast Cable Holdings LLC, 9.800%, 02/01/12	2,957
	Comcast Corp.,
1,000	5.300%, 01/15/14	1,101
1,845	5.900%, 03/15/16	2,101
400	6.450%, 03/15/37	435
400	6.500%, 11/15/35	440
740	Comcast Holdings Corp., 10.625%, 07/15/12	820
	Cox Communications, Inc.,
505	5.450%, 12/15/14	564
125	8.375%, 03/01/39 (e)	171
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	513
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,000	4.600%, 02/15/21	1,012
772	5.000%, 03/01/21	803
2,000	6.000%, 08/15/40	2,051
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,583

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Media — Continued
800	NBC Universal, Inc., 5.950%, 04/01/41 (e)	823
	News America, Inc.,
100	6.200%, 12/15/34	104
250	6.900%, 08/15/39	282
1,075	7.300%, 04/30/28	1,218
500	8.000%, 10/17/16	616
355	8.875%, 04/26/23	477
	Thomson Reuters Corp., (Canada),
315	4.700%, 10/15/19	336
493	5.950%, 07/15/13	542
	Time Warner Cable, Inc.,
2,127	5.850%, 05/01/17	2,380
800	8.250%, 04/01/19	1,001
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	153
872	10.150%, 05/01/12	945
1,250	Time Warner Entertainment Co., LP, 8.375%, 07/15/33	1,611
	Time Warner, Inc.,
525	4.750%, 03/29/21	535
150	6.200%, 03/15/40	156
437	6.250%, 03/29/41	457
200	7.625%, 04/15/31	241
171	7.700%, 05/01/32	209

		29,553

	Multiline Retail — 0.1%
275	Kohl’s Corp., 6.250%, 12/15/17	325
	Target Corp.,
200	6.000%, 01/15/18	235
800	7.000%, 01/15/38	985

		1,545

	Specialty Retail — 0.1%
1,625	Home Depot, Inc., 5.400%, 03/01/16	1,832
750	Lowe’s Cos., Inc., 7.110%, 05/15/37	937
590	Staples, Inc., 9.750%, 01/15/14	707

		3,476

	Total Consumer Discretionary	37,306

Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
600	5.500%, 01/15/18	677
905	5.750%, 04/01/36	969
515	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	658
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	537
410	4.875%, 03/15/19	458
300	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	316
510	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	541
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	902
500	5.500%, 04/01/13	541
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	972
54	PepsiCo, Inc., 7.900%, 11/01/18	70
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	291

		6,932

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
979	5.750%, 05/15/41	970
250	6.125%, 09/15/39	261
	Kroger Co. (The),
850	7.500%, 01/15/14	972
1,460	7.500%, 04/01/31	1,804
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	451
752	5.250%, 09/01/35	760
215	6.200%, 04/15/38	242
350	7.550%, 02/15/30	459

		5,919

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	178
1,295	8.500%, 06/15/19	1,590
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	210
	Cargill, Inc.,
535	4.307%, 05/14/21 (e)	544
850	7.350%, 03/06/19 (e)	1,051
232	General Mills, Inc., 6.000%, 02/15/12	241
	Kellogg Co.,
462	4.250%, 03/06/13	488
1,200	5.125%, 12/03/12	1,278
	Kraft Foods, Inc.,
1,450	6.125%, 02/01/18	1,668
1,135	6.500%, 08/11/17	1,332
345	6.750%, 02/19/14	392
600	6.875%, 02/01/38	703
500	6.875%, 01/26/39	585
350	7.000%, 08/11/37	413

		10,673

	Household Products — 0.1%
66	Kimberly-Clark Corp., 7.500%, 11/01/18	83
969	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,255
110	Procter & Gamble Co., 5.500%, 02/01/34	122

		1,460

	Total Consumer Staples	24,984

Energy — 0.8%
	Energy Equipment & Services — 0.1%
1,555	Halliburton Co., 7.450%, 09/15/39	2,012
900	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	1,020

		3,032

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Energy Equipment & Services — Continued
150	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	182
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	139
2,000	7.625%, 03/15/14	2,306
265	8.700%, 03/15/19	341
500	Apache Corp., 6.900%, 09/15/18	613
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,188
1,000	Chevron Corp., 4.950%, 03/03/19	1,122
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	511
	ConocoPhillips,
200	5.200%, 05/15/18	226
450	5.750%, 02/01/19	525
150	6.000%, 01/15/20	177
200	6.500%, 02/01/39	239
105	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	107
645	EnCana Corp., (Canada), 6.500%, 05/15/19	778
925	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	918
600	EOG Resources, Inc., 4.100%, 02/01/21	600
200	Kerr-McGee Corp., 6.950%, 07/01/24	231
	Marathon Oil Corp.,
819	5.900%, 03/15/18	942
1,535	6.000%, 10/01/17	1,776
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	372
1,045	6.800%, 05/15/38	1,219
	Shell International Finance B.V., (Netherlands),
270	1.875%, 03/25/13	276
275	4.000%, 03/21/14	296
1,000	4.300%, 09/22/19	1,054
1,005	4.375%, 03/25/20	1,069
1,230	6.375%, 12/15/38	1,470
467	Statoil ASA, (Norway), 3.125%, 08/17/17	473
250	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	293
125	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	156
400	Tosco Corp., 8.125%, 02/15/30	534
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,403
370	4.125%, 01/28/21	380
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,250

		24,166

	Total Energy	27,198

Financials — 9.2%
	Capital Markets — 2.1%
	Bank of New York Mellon Corp. (The),
900	2.950%, 06/18/15	933
750	4.600%, 01/15/20	798
310	5.125%, 08/27/13	338
	BlackRock, Inc.,
540	3.500%, 12/10/14	572
652	5.000%, 12/10/19	703
350	6.250%, 09/15/17	413
1,500	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,514
250	Charles Schwab Corp. (The), 4.950%, 06/01/14	275
	Credit Suisse USA, Inc.,
500	5.125%, 08/15/15	554
5,022	6.125%, 11/15/11	5,150
500	FMR LLC, 6.450%, 11/15/39 (e)	519
	Goldman Sachs Group, Inc. (The),
3,060	3.625%, 02/07/16	3,069
492	3.700%, 08/01/15	500
1,041	4.750%, 07/15/13	1,107
2,638	5.250%, 10/15/13	2,839
1,040	5.375%, 03/15/20	1,072
750	5.500%, 11/15/14	820
4,100	5.950%, 01/18/18	4,441
1,094	6.000%, 06/15/20	1,176
305	6.250%, 09/01/17	337
485	6.750%, 10/01/37	487
2,325	7.500%, 02/15/19	2,725
	Jefferies Group, Inc.,
450	3.875%, 11/09/15	459
1,005	5.125%, 04/13/18	1,017
1,000	6.450%, 06/08/27	1,019
550	8.500%, 07/15/19	667
	Lehman Brothers Holdings, Inc.,
105	3.950%, 11/10/09 (d)	27
1,246	4.800%, 03/13/14 (d)	324
1,000	5.500%, 04/04/16 (d)	260
1,200	5.750%, 05/17/13 (d)	312
1,850	6.000%, 07/19/12 (d)	481
1,670	6.625%, 01/18/12 (d)	434
152	7.875%, 11/01/09 (d)	40
	Macquarie Group Ltd., (Australia),
1,400	6.250%, 01/14/21 (e)	1,446
750	7.300%, 08/01/14 (e)	852
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,401
920	5.700%, 05/02/17	970
1,702	6.150%, 04/25/13	1,846
2,496	6.400%, 08/28/17	2,800
1,249	6.875%, 04/25/18	1,423
	Morgan Stanley,
625	4.000%, 07/24/15	647
893	4.200%, 11/20/14	937
2,029	4.750%, 04/01/14	2,139
4,225	5.300%, 03/01/13	4,503
1,000	5.450%, 01/09/17	1,078
1,021	5.500%, 07/24/20	1,051

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Capital Markets — Continued
665	5.625%, 09/23/19	704
900	5.750%, 08/31/12	951
1,200	6.000%, 05/13/14	1,317
400	6.625%, 04/01/18	450
370	6.750%, 10/15/13	408
820	7.300%, 05/13/19	944
	Nomura Holdings, Inc., (Japan),
1,250	4.125%, 01/19/16	1,273
150	5.000%, 03/04/15	159
1,150	6.700%, 03/04/20	1,280
226	Northern Trust Corp., 5.500%, 08/15/13	249
	UBS AG, (Switzerland),
414	2.250%, 08/12/13	421
2,300	3.875%, 01/15/15	2,430
365	4.875%, 08/04/20	382
500	5.750%, 04/25/18	556
425	5.875%, 12/20/17	481

		69,480

	Commercial Banks — 2.4%
550	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	559
	Australia & New Zealand Banking Group Ltd., (Australia),
900	3.250%, 03/01/16 (e)	914
228	4.875%, 01/12/21 (e)	234
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,021
737	3.400%, 01/22/15	776
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	713
	Barclays Bank plc, (United Kingdom),
2,650	2.500%, 01/23/13	2,711
800	2.500%, 09/21/15 (e)	799
935	3.900%, 04/07/15	984
175	5.000%, 09/22/16	189
700	5.200%, 07/10/14	766
1,000	6.050%, 12/04/17 (e)	1,078
	BB&T Corp.,
1,020	2.050%, 04/28/14	1,032
865	3.375%, 09/25/13	905
1,450	3.850%, 07/27/12	1,500
750	3.950%, 04/29/16	793
740	4.900%, 06/30/17	798
245	6.850%, 04/30/19	294
695	Branch Banking & Trust Co., 5.625%, 09/15/16	784
5,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	5,159
260	Comerica, Inc., 3.000%, 09/16/15	264
	Credit Suisse, (Switzerland),
500	3.450%, 07/02/12	515
451	4.375%, 08/05/20	457
942	5.000%, 05/15/13	1,011
160	5.300%, 08/13/19	175
675	Credit Suisse AG, (Switzerland), 5.400%, 01/14/20	708
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	667
970	3.875%, 08/18/14	1,031
1,211	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	1,200
720	Fifth Third Bancorp, 5.450%, 01/15/17	776
	HSBC Bank plc, (United Kingdom),
1,438	3.100%, 05/24/16 (e)	1,442
666	4.125%, 08/12/20 (e)	653
575	4.750%, 01/19/21 (e)	589
556	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	579
2,400	KeyBank N.A., 5.500%, 09/17/12	2,526
480	KeyCorp, 6.500%, 05/14/13	524
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,426
	National Australia Bank Ltd., (Australia),
3,000	2.500%, 01/08/13 (e)	3,065
750	2.750%, 09/28/15 (e)	753
795	3.750%, 03/02/15 (e)	835
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,373
250	National City Bank, 5.800%, 06/07/17	281
	Nordea Bank AB, (Sweden),
600	1.750%, 10/04/13 (e)	603
945	4.875%, 05/13/21 (e)	943
400	PNC Bank N.A., 6.875%, 04/01/18	476
	PNC Funding Corp.,
567	4.375%, 08/11/20	583
940	5.250%, 11/15/15	1,028
950	5.625%, 02/01/17	1,053
565	6.700%, 06/10/19	673
	Rabobank Nederland N.V., (Netherlands),
140	2.125%, 10/13/15	139
2,400	3.200%, 03/11/15 (e)	2,487
	SunTrust Banks, Inc.,
2,010	5.250%, 11/05/12	2,117
820	6.000%, 09/11/17	918
1,140	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	1,159
	U.S. Bancorp,
645	2.000%, 06/14/13	659
566	4.125%, 05/24/21	568
1,107	7.500%, 06/01/26	1,390
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,113
250	6.000%, 11/15/17	285
1,125	6.600%, 01/15/38	1,298
	Wachovia Corp.,
685	4.875%, 02/15/14	737
2,000	5.500%, 05/01/13	2,162

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Commercial Banks — Continued
4,480	5.750%, 02/01/18	5,040
	Wells Fargo & Co.,
1,000	3.676%, 06/15/16	1,039
2,135	5.625%, 12/11/17	2,401
	Wells Fargo Bank N.A.,
915	4.750%, 02/09/15	989
250	5.750%, 05/16/16	281
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	960
2,105	4.875%, 11/19/19	2,230

		77,190

	Consumer Finance — 0.6%
	American Express Credit Corp.,
2,140	5.875%, 05/02/13	2,316
400	7.300%, 08/20/13	448
1,083	American General Finance Corp., 5.375%, 10/01/12	1,088
405	American Honda Finance Corp., 2.375%, 03/18/13 (e)	413
500	Capital One Bank USA N.A., 8.800%, 07/15/19	643
	Capital One Financial Corp.,
850	5.700%, 09/15/11	863
1,900	6.250%, 11/15/13	2,103
665	6.750%, 09/15/17	795
240	7.375%, 05/23/14	279
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,068
1,748	5.000%, 06/30/15	1,912
2,200	5.250%, 01/15/14	2,391
512	6.375%, 10/15/11	523
188	6.375%, 11/27/12	203
1,665	7.000%, 05/15/12	1,763
207	7.350%, 11/27/32	218
	John Deere Capital Corp.,
265	4.500%, 04/03/13	283
1,000	5.250%, 10/01/12	1,059
1,023	SLM Corp., 5.375%, 01/15/13	1,072
962	Toyota Motor Credit Corp., 3.200%, 06/17/15	1,001
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	334

		20,775

	Diversified Financial Services — 2.4%
1,900	Associates Corp. of North America, 6.950%, 11/01/18	2,167
2,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,299
	Bank of America Corp.,
520	3.625%, 03/17/16	525
300	4.900%, 05/01/13	318
925	5.000%, 05/13/21	923
2,720	5.625%, 10/14/16	2,970
145	5.650%, 05/01/18	155
1,510	5.750%, 08/15/16	1,623
420	5.750%, 12/01/17	455
600	7.625%, 06/01/19	713
1,455	Bank of America N.A., 5.300%, 03/15/17	1,538
	BP Capital Markets plc, (United Kingdom),
700	3.125%, 03/10/12	713
900	4.742%, 03/11/21	932
2,122	5.250%, 11/07/13	2,304
725	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	740
	Caterpillar Financial Services Corp.,
665	4.900%, 08/15/13	719
560	5.500%, 03/15/16	642
1,300	6.200%, 09/30/13	1,453
305	7.050%, 10/01/18	378
510	7.150%, 02/15/19	637
	Citigroup, Inc.,
200	4.587%, 12/15/15	213
856	4.700%, 05/29/15	910
222	4.750%, 05/19/15	238
3,127	5.000%, 09/15/14	3,321
2,025	5.125%, 05/05/14	2,187
1,000	5.375%, 08/09/20	1,054
600	5.500%, 04/11/13	642
150	6.000%, 12/13/13	165
2,150	6.000%, 08/15/17	2,401
755	6.010%, 01/15/15	837
350	6.125%, 11/21/17	394
510	6.375%, 08/12/14	571
400	8.125%, 07/15/39	521
1,130	8.500%, 05/22/19	1,419
	CME Group, Inc.,
3,176	5.400%, 08/01/13	3,463
100	5.750%, 02/15/14	111
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,213
200	Diageo Investment Corp., 9.000%, 08/15/11	203
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	156
559	4.500%, 08/16/21 (e)	560
561	FUEL Trust, 4.207%, 04/15/16 (e)	576
	General Electric Capital Corp.,
5,825	5.250%, 10/19/12	6,176
191	5.300%, 02/11/21	201
2,500	5.400%, 02/15/17	2,776
5,055	5.625%, 05/01/18	5,589
1,000	5.650%, 06/09/14	1,110
7,000	5.875%, 02/15/12	7,267
310	5.875%, 01/14/38	322
6,912	6.000%, 06/15/12	7,301
2,094	6.750%, 03/15/32	2,393
	National Rural Utilities Cooperative Finance Corp.,
225	2.625%, 09/16/12	231
635	4.750%, 03/01/14	693
200	10.375%, 11/01/18	279

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Diversified Financial Services — Continued
640	Textron Financial Corp., 5.400%, 04/28/13	680

		78,377

	Insurance — 1.4%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	458
350	5.600%, 05/15/15	392
	Aflac, Inc.,
317	6.450%, 08/15/40	326
200	8.500%, 05/15/19	248
1,012	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,095
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,555
2,960	5.450%, 05/18/17	3,101
	AON Corp.,
402	3.125%, 05/27/16	404
336	3.500%, 09/30/15	347
306	6.250%, 09/30/40	329
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,294
	Berkshire Hathaway Finance Corp.,
233	2.450%, 12/15/15	236
1,250	4.000%, 04/15/12	1,288
1,000	4.600%, 05/15/13	1,071
605	5.000%, 08/15/13	659
1,505	5.400%, 05/15/18	1,688
100	Chubb Corp. (The), 5.750%, 05/15/18	114
	CNA Financial Corp.,
750	5.850%, 12/15/14	816
781	5.875%, 08/15/20	837
	Jackson National Life Global Funding,
820	5.375%, 05/08/13 (e)	880
1,695	6.125%, 05/30/12 (e)	1,784
	MassMutual Global Funding II,
540	2.300%, 09/28/15 (e)	541
338	2.875%, 04/21/14 (e)	354
500	3.625%, 07/16/12 (e)	515
920	MetLife Institutional Funding II, VAR, 1.201%, 04/04/14 (e)	923
430	MetLife, Inc., 6.817%, 08/15/18	510
	Metropolitan Life Global Funding I,
1,150	2.000%, 01/10/14 (e)	1,157
1,250	2.875%, 09/17/12 (e)	1,282
400	3.125%, 01/11/16 (e)	406
300	5.125%, 04/10/13 (e)	320
1,093	5.200%, 09/18/13 (e)	1,191
250	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	267
467	Nationwide Financial Services, 6.250%, 11/15/11	479
650	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	838
	New York Life Global Funding,
725	4.650%, 05/09/13 (e)	778
2,637	5.375%, 09/15/13 (e)	2,886
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	684
410	5.150%, 04/15/13 (e)	436
200	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	273
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,305
	Principal Life Global Funding I,
500	5.050%, 03/15/15 (e)	539
4,549	6.250%, 02/15/12 (e)	4,728
	Principal Life Income Funding Trusts,
290	5.150%, 06/17/11	291
215	5.300%, 12/14/12	229
210	Travelers Cos, Inc. (The), 5.800%, 05/15/18	237
1,120	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	1,241
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	321

		43,653

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
600	5.875%, 09/15/20	633
1,325	6.650%, 01/15/18	1,495
895	HCP, Inc., 5.375%, 02/01/21	939
	Simon Property Group LP,
32	4.200%, 02/01/15	35
200	4.375%, 03/01/21	201
705	5.625%, 08/15/14	789
665	6.100%, 05/01/16	766
320	6.125%, 05/30/18	366
330	6.750%, 05/15/14	375
1,236	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,440

		7,039

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	435
1,463	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	1,472

		1,907

	Total Financials	298,421

Health Care — 0.2%
	Biotechnology — 0.1%
	Amgen, Inc.,
237	4.500%, 03/15/20	249
500	4.950%, 10/01/41	471
570	5.700%, 02/01/19	653
720	5.750%, 03/15/40	763

		2,136

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	409
215	4.625%, 03/15/15	238

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Health Care Equipment & Supplies — Continued
100	Becton Dickinson and Co., 5.000%, 05/15/19	110

		757

	Health Care Providers & Services — 0.0%(g)
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	374
	WellPoint, Inc.,
168	5.875%, 06/15/17	194
113	7.000%, 02/15/19	137

		705

	Pharmaceuticals — 0.1%
250	Abbott Laboratories, 6.150%, 11/30/37	286
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	724
450	Eli Lilly & Co., 3.550%, 03/06/12	461
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	490
750	5.650%, 05/15/18	860
530	6.375%, 05/15/38	623
650	Merck & Co., Inc., 6.000%, 09/15/17	771

		4,215

	Total Health Care	7,813

Industrials — 0.6%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.300%, 03/01/18	342
1,144	Lockheed Martin Corp., 5.720%, 06/01/40 (e)	1,222
102	Systems 2001 AT LLC, (Cayman Islands) , 7.156%, 12/15/11 (e)	104

		1,668

	Airlines — 0.1%
262	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	255
279	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	300
474	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	487
646	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	646
243	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	243

		1,931

	Building Products — 0.0% (g)
205	Masco Corp., 5.850%, 03/15/17	210

	Commercial Services & Supplies — 0.1%
725	Allied Waste North America, Inc., 6.875%, 06/01/17	788
	Pitney Bowes, Inc.,
565	4.875%, 08/15/14	609
1,020	5.000%, 03/15/15	1,109
200	5.600%, 03/15/18	217
	Waste Management, Inc.,
214	4.750%, 06/30/20	224
455	7.375%, 03/11/19	560

		3,507

	Industrial Conglomerates — 0.0% (g)
130	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	157
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	346
500	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	636

		1,139

	Machinery — 0.0% (g)
500	Eaton Corp., 5.600%, 05/15/18	572
290	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	328
125	PACCAR, Inc., 6.375%, 02/15/12	130
135	Parker Hannifin Corp., 5.500%, 05/15/18	155

		1,185

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	122
1,000	5.400%, 06/01/41	1,003
500	5.650%, 05/01/17	570
250	5.750%, 03/15/18	286
425	5.750%, 05/01/40	446
250	6.700%, 08/01/28	286
200	6.750%, 07/15/11	201
450	7.000%, 02/01/14	514
	CSX Corp.,
300	4.250%, 06/01/21	300
575	5.500%, 04/15/41	576
145	6.250%, 04/01/15	168
250	6.300%, 03/15/12	261
205	7.375%, 02/01/19	252
350	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	405
	Norfolk Southern Corp.,
526	6.000%, 05/23/11	533
355	7.700%, 05/15/17	446
420	Ryder System, Inc., 3.600%, 03/01/16	434
	Union Pacific Corp.,
235	4.875%, 01/15/15	259
1,100	5.650%, 05/01/17	1,261
600	5.700%, 08/15/18	689
	United Parcel Service of America, Inc.,
340	8.375%, 04/01/20	463

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Road & Rail — Continued
60	SUB, 8.375%, 04/01/30	82

		9,557

	Total Industrials	19,197

Information Technology — 0.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	1,005
350	5.500%, 01/15/40	359
755	5.900%, 02/15/39	815

		2,179

	Computers & Peripherals — 0.4%
	Dell, Inc.,
1,280	3.100%, 04/01/16	1,309
250	4.625%, 04/01/21	256
300	7.100%, 04/15/28	354
	Hewlett-Packard Co.,
275	2.950%, 08/15/12	282
600	4.300%, 06/01/21	605
600	4.750%, 06/02/14	658
1,345	5.400%, 03/01/17	1,533
1,230	6.125%, 03/01/14	1,384
	International Business Machines Corp.,
2,600	5.700%, 09/14/17	3,037
690	6.220%, 08/01/27	818
1,075	7.625%, 10/15/18	1,376

		11,612

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
170	3.375%, 11/01/15	173
165	6.000%, 04/01/20	178
1,080	6.875%, 07/01/13	1,180
725	7.500%, 01/15/27	803

		2,334

	IT Services — 0.0% (g)
1,020	HP Enterprise Services LLC, 6.000%, 08/01/13	1,127

	Office Electronics — 0.1%
	Xerox Corp.,
270	4.500%, 05/15/21	270
600	5.625%, 12/15/19	662
550	6.750%, 02/01/17	647
100	8.250%, 05/15/14	118

		1,697

	Semiconductors & Semiconductor Equipment — 0.0% (g)
450	National Semiconductor Corp., 6.600%, 06/15/17	538
750	Texas Instruments, Inc., 1.375%, 05/15/14	753

		1,291

	Software — 0.1%
160	Intuit, Inc., 5.750%, 03/15/17	182
	Microsoft Corp.,
720	1.625%, 09/25/15	715
117	4.500%, 10/01/40	109
	Oracle Corp.,
500	5.000%, 07/08/19	551
1,412	5.250%, 01/15/16	1,600
698	5.750%, 04/15/18	803
465	6.500%, 04/15/38	550

		4,510

	Total Information Technology	24,750

Materials — 0.4%
	Chemicals — 0.3%
249	Air Products & Chemicals, Inc., 4.150%, 02/01/13	262
	Dow Chemical Co. (The),
203	4.250%, 11/15/20	201
1,250	6.000%, 10/01/12	1,331
370	7.375%, 11/01/29	462
158	8.550%, 05/15/19	206
	E.l. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	629
350	4.900%, 01/15/41	343
1,610	6.000%, 07/15/18	1,875
1,430	Monsanto Co., 7.375%, 08/15/12	1,537
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	932
	PPG Industries, Inc.,
114	5.500%, 11/15/40	116
415	5.750%, 03/15/13	447
350	9.000%, 05/01/21	464
	Praxair, Inc.,
662	4.625%, 03/30/15	732
885	5.250%, 11/15/14	997
350	Union Carbide Corp., 7.750%, 10/01/96	389

		10,923

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
410	5.400%, 03/29/17	470
400	5.500%, 04/01/14	447
550	6.500%, 04/01/19	666
115	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	111

		1,694

	Total Materials	12,617

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
6	AT&T Corp., 8.000%, 11/15/31	8
	AT&T, Inc.,
3,417	4.950%, 01/15/13	3,635
386	5.100%, 09/15/14	427
170	5.350%, 09/01/40	162
250	5.500%, 02/01/18	279
2,700	6.300%, 01/15/38	2,887
1,373	BellSouth Corp., 5.200%, 09/15/14	1,523
	BellSouth Telecommunications, Inc.,
1,073	6.300%, 12/15/15	1,150
300	7.000%, 10/01/25	343

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Diversified Telecommunication Services — Continued
2,500	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	2,661
	Deutsche Telekom International Finance B.V., (Netherlands),
1,150	4.875%, 07/08/14	1,259
400	6.000%, 07/08/19	464
105	8.750%, 06/15/30	144
2,100	GTE Corp., 6.840%, 04/15/18	2,475
	Telecom Italia Capital S.A., (Luxembourg),
1,400	4.950%, 09/30/14	1,482
1,616	5.250%, 11/15/13	1,721
750	6.999%, 06/04/18	840
	Telefonica Emisiones S.A.U., (Spain),
316	5.462%, 02/16/21	328
880	5.855%, 02/04/13	941
515	5.877%, 07/15/19	556
404	TELUS Corp., (Canada), 8.000%, 06/01/11	404
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	734
443	5.550%, 02/15/16	499
100	5.850%, 09/15/35	105
1,250	7.350%, 04/01/39	1,545
1,312	Verizon Florida LLC, 6.125%, 01/15/13	1,412
350	Verizon Global Funding Corp., 7.750%, 12/01/30	444
554	Verizon Maryland, Inc., 6.125%, 03/01/12	576
1,444	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,792
962	Verizon Virginia, Inc., 4.625%, 03/15/13	1,017

		31,813

	Wireless Telecommunication Services — 0.1%
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	552
475	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	483
1,130	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,250

		2,285

	Total Telecommunication Services	34,098

Utilities — 1.6%
	Electric Utilities — 1.2%
222	Alabama Power Co., 6.125%, 05/15/38	254
	Carolina Power & Light Co.,
888	5.125%, 09/15/13	970
305	5.300%, 01/15/19	343
1,421	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,578
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,237
310	Columbus Southern Power Co., 6.050%, 05/01/18	356
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	826
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	211
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	649
	Duke Energy Carolinas LLC,
650	5.100%, 04/15/18	726
745	5.625%, 11/30/12	796
728	6.250%, 01/15/12	754
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,516
950	Enel Finance International N.V., (Luxembourg), 5.125%, 10/07/19 (e)	991
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	982
229	5.750%, 10/01/41	223
	Florida Power & Light Co.,
410	5.950%, 10/01/33	461
335	5.950%, 02/01/38	380
	Florida Power Corp.,
280	5.650%, 06/15/18	322
220	6.400%, 06/15/38	261
	Georgia Power Co.,
200	5.950%, 02/01/39	222
225	6.000%, 11/01/13	250
229	Great Plains Energy, Inc., 4.850%, 06/01/21	233
100	Indiana Michigan Power Co., 7.000%, 03/15/19	120
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	123
97	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	99
105	MidAmerican Energy Co., 5.300%, 03/15/18	117
	Nevada Power Co.,
55	5.375%, 09/15/40	55
510	6.500%, 08/01/18	599
	NextEra Energy Capital Holdings, Inc.,
255	5.350%, 06/15/13	273
670	6.000%, 03/01/19	754
265	7.875%, 12/15/15	320
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	324
500	Northern States Power Co., 6.250%, 06/01/36	592
320	Ohio Power Co., 5.750%, 09/01/13	350
	Oncor Electric Delivery Co. LLC,
200	5.950%, 09/01/13	219
540	6.800%, 09/01/18	638
	Pacific Gas & Electric Co.,

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Electric Utilities — Continued
780	5.625%, 11/30/17	888
160	8.250%, 10/15/18	208
	PacifiCorp,
175	5.500%, 01/15/19	199
150	5.650%, 07/15/18	172
100	Peco Energy Co., 5.350%, 03/01/18	112
1,050	Potomac Electric Power Co., 6.500%, 11/15/37	1,261
300	Progress Energy, Inc., 6.050%, 03/15/14	336
772	PSEG Power LLC, 5.125%, 04/15/20	817
	Public Service Co. of Colorado,
90	3.200%, 11/15/20	86
125	5.800%, 08/01/18	144
2,450	Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,792
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	231
277	5.375%, 11/01/39	289
2,000	6.330%, 11/01/13	2,232
	Southern California Edison Co.,
160	4.150%, 09/15/14	173
765	5.500%, 08/15/18	877
391	5.750%, 03/15/14	439
200	5.950%, 02/01/38	226
1,140	6.050%, 03/15/39	1,301
250	Southern Co., 4.150%, 05/15/14	269
570	Southwestern Public Service Co., 8.750%, 12/01/18	737
	Spectra Energy Capital LLC,
1,605	5.500%, 03/01/14	1,762
500	6.200%, 04/15/18	570
400	8.000%, 10/01/19	499
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,069
1,320	5.400%, 04/30/18	1,490
615	5.950%, 09/15/17	718

		39,021

	Gas Utilities — 0.2%
	AGL Capital Corp.,
345	4.450%, 04/15/13	365
691	5.875%, 03/15/41	722
	Atmos Energy Corp.,
105	5.125%, 01/15/13	111
250	8.500%, 03/15/19	319
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	374
	TransCanada PipeLines Ltd., (Canada),
975	4.000%, 06/15/13	1,030
550	6.200%, 10/15/37	612
250	6.500%, 08/15/18	297
1,100	7.250%, 08/15/38	1,360

		5,190

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
782	6.250%, 06/30/12	826
300	7.000%, 06/15/38	368
600	8.875%, 01/15/19	783
1,005	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,115
375	PG&E Corp., 5.750%, 04/01/14	416
	Sempra Energy,
1,145	6.150%, 06/15/18	1,313
150	6.500%, 06/01/16	175
850	8.900%, 11/15/13	987
395	9.800%, 02/15/19	535
	Wisconsin Electric Power Co.,
450	6.000%, 04/01/14	510
265	6.250%, 12/01/15	311

		7,339

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,271

	Total Utilities	52,821

	Total Corporate Bonds (Cost $506,516)	539,205

Foreign Government Securities — 0.3%
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	616
	Province of Ontario, (Canada),
700	2.700%, 06/16/15	729
2,200	2.950%, 02/05/15	2,314
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	503
	United Mexican States, (Mexico),
1,432	6.375%, 01/16/13	1,546
856	6.625%, 03/03/15	989
3,328	7.500%, 04/08/33	4,185

	Total Foreign Government Securities (Cost $10,016)	10,882

Mortgage Pass-Through Securities — 8.7%
	Federal Home Loan Mortgage Corp.,
67	ARM, 2.234%, 07/01/19	70
910	ARM, 2.480%, 12/01/33	954
1,565	ARM, 2.510%, 04/01/34	1,638
61	ARM, 2.513%, 04/01/30	64
562	ARM, 2.628%, 02/01/36	590
787	ARM, 2.818%, 12/01/34	829
709	ARM, 3.879%, 11/01/36	746
1,640	ARM, 5.062%, 07/01/36	1,747
506	ARM, 5.547%, 05/01/36	538
992	ARM, 5.801%, 10/01/36	1,049
280	ARM, 5.865%, 02/01/37	296
2,355	ARM, 6.019%, 11/01/36	2,523
548	ARM, 6.161%, 12/01/36	580
1,658	ARM, 6.219%, 03/01/37	1,747
248	ARM, 6.437%, 10/01/36	261
715	ARM, 6.675%, 10/01/36	749

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
2,528	4.000%, 06/01/13 - 05/01/19	2,658
332	4.500%, 08/01/18	355
1,070	5.000%, 12/01/18	1,155
77	5.500%, 06/01/17	83
117	6.000%, 04/01/18	128
1,138	6.500%, 08/01/16 - 02/01/19	1,250
205	7.000%, 01/01/17 - 04/01/17	214
24	7.500%, 10/01/14 - 11/01/15	25
21	8.500%, 11/01/15	24
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
266	6.000%, 12/01/22	293
715	6.500%, 11/01/22	807
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,293	4.000%, 10/01/33 - 09/01/35	5,371
5,749	5.000%, 09/01/34 - 08/01/40	6,146
4,500	5.500%, 10/01/33 - 07/01/35	4,902
759	6.000%, 12/01/33 - 01/01/34	846
4,866	6.500%, 11/01/34 - 11/01/36	5,504
1,026	7.000%, 07/01/32 - 10/01/36	1,180
1,396	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,661
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
901	5.500%, 10/01/33 - 01/01/34	966
173	7.000%, 07/01/29	192
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
11	12.000%, 08/01/15 - 07/01/19	12
	Federal National Mortgage Association,
231	ARM, 1.813%, 09/01/34	238
1,441	ARM, 1.910%, 01/01/33	1,473
2,206	ARM, 2.021%, 01/01/35	2,322
2,292	ARM, 2.035%, 09/01/35	2,406
679	ARM, 2.038%, 11/01/34	710
24	ARM, 2.055%, 03/01/19	25
1,279	ARM, 2.113%, 05/01/35	1,325
496	ARM, 2.220%, 04/01/34	513
1,133	ARM, 2.245%, 01/01/35	1,177
648	ARM, 2.271%, 01/01/36	669
385	ARM, 2.322%, 02/01/35	404
353	ARM, 2.350%, 07/01/34	371
95	ARM, 2.387%, 04/01/34	100
393	ARM, 2.402%, 11/01/33	409
1,660	ARM, 2.406%, 06/01/35	1,736
303	ARM, 2.436%, 01/01/34	317
885	ARM, 2.460%, 05/01/34	927
283	ARM, 2.470%, 05/01/35	297
2,957	ARM, 2.499%, 04/01/35	3,101
558	ARM, 2.524%, 06/01/36	587
1,241	ARM, 2.537%, 11/01/34	1,300
172	ARM, 2.609%, 07/01/33	179
1,303	ARM, 2.612%, 07/01/33	1,359
303	ARM, 2.649%, 09/01/35	319
1,139	ARM, 2.662%, 10/01/34	1,197
821	ARM, 2.670%, 10/01/34	863
583	ARM, 2.741%, 08/01/34	613
463	ARM, 2.780%, 09/01/34	486
11	ARM, 2.845%, 01/01/19	11
762	ARM, 2.924%, 04/01/35	799
1,084	ARM, 3.034%, 08/01/34	1,138
830	ARM, 3.060%, 09/01/33	870
150	ARM, 3.194%, 01/01/36	157
128	ARM, 3.258%, 09/01/27	130
215	ARM, 3.275%, 02/01/34	225
125	ARM, 3.960%, 03/01/29	128
1,582	ARM, 4.936%, 07/01/33	1,695
596	ARM, 4.998%, 10/01/34	623
957	ARM, 5.287%, 01/01/38	1,024
1,455	ARM, 5.629%, 01/01/23	1,576
886	ARM, 5.858%, 10/01/36	937
1,005	ARM, 5.991%, 07/01/36	1,061
	Federal National Mortgage Association, 15 Year, Single Family,
1,783	3.500%, 09/01/18 - 07/01/19	1,864
19,647	4.000%, 07/01/18 - 12/01/18	20,797
10,680	4.500%, 06/01/18 - 12/01/19	11,432
1,294	5.000%, 12/01/16 - 10/01/19	1,397
2,544	5.500%, 03/01/20 - 07/01/20	2,764
13,583	6.000%, 06/01/16 - 01/01/24	14,881
469	6.500%, 03/01/17 - 08/01/20	518
542	7.000%, 03/01/17 - 09/01/17	597
31	7.500%, 03/01/17	35
25	8.000%, 11/01/12 - 11/01/15	26
	Federal National Mortgage Association, 20 Year, Single Family,
486	4.500%, 04/01/24	519
42	6.000%, 02/01/14	46
2,566	6.500%, 05/01/22 - 04/01/25	2,878
	Federal National Mortgage Association, 30 Year, FHA/VA,
136	6.000%, 09/01/33	151
241	6.500%, 03/01/29	274
54	7.000%, 02/01/33	63
79	8.000%, 06/01/28	92
64	9.000%, 05/01/18 - 12/01/25	74
	Federal National Mortgage Association, 30 Year, Single Family,
1,526	4.500%, 11/01/33 - 02/01/35	1,603
3,706	5.000%, 07/01/33 - 09/01/35	3,973
3,172	5.500%, 09/01/31 - 03/01/34	3,495
4,983	6.000%, 12/01/28 - 09/01/33	5,537
2,608	6.500%, 11/01/29 - 08/01/31	2,963
2,533	7.000%, 04/01/17 - 01/01/39	2,914
1,247	7.500%, 08/01/36 - 11/01/37	1,438
971	8.000%, 03/01/27 - 11/01/28	1,136
2	9.000%, 04/01/26	2
29	9.500%, 07/01/28	35
14	12.500%, 01/01/16	14

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, Other,
2,490	ARM, 6.070%, 11/01/18	2,744
5,974	2.490%, 10/01/17	5,858
7,000	2.690%, 10/01/17	6,940
10,000	3.230%, 11/01/20	9,815
2,000	3.290%, 10/01/20	1,973
2,000	3.350%, 11/01/20	1,979
2,000	3.390%, 08/01/17	2,050
1,520	3.430%, 09/01/20	1,515
7,819	3.505%, 09/01/20	7,834
2,000	3.520%, 01/01/18	2,063
1,983	3.540%, 10/01/20	1,988
2,977	3.600%, 09/01/20	2,998
3,000	3.680%, 09/01/20	3,039
1,979	3.740%, 07/01/20	2,016
1,540	3.870%, 01/01/21	1,573
4,000	3.930%, 07/01/20 - 01/01/21	4,111
2,956	3.950%, 07/01/20	3,037
4,750	3.980%, 11/01/16	4,981
1,657	4.000%, 09/01/13 - 11/01/33	1,660
1,730	4.120%, 04/01/20	1,806
4,485	4.130%, 11/01/19 - 07/01/20	4,677
1,961	4.240%, 11/01/19	2,069
2,096	4.290%, 06/01/20	2,209
1,485	4.300%, 08/01/20	1,570
1,500	4.350%, 04/01/20	1,588
1,977	4.369%, 02/01/20	2,102
2,000	4.400%, 02/01/20	2,116
2,994	4.480%, 02/01/21	3,175
699	4.500%, 11/01/14	741
7,916	4.530%, 12/01/19	8,506
4,426	4.540%, 01/01/20	4,744
3,988	4.640%, 01/01/21	4,264
870	5.500%, 03/01/17 - 09/01/33	942
2,211	6.000%, 06/01/39	2,382
1,146	6.500%, 01/01/36 - 07/01/36	1,295
179	7.000%, 10/01/46	203
145	10.890%, 04/15/19	164
	Government National Mortgage Association II, 30 Year, Single Family,
668	4.500%, 08/20/33	712
95	7.500%, 02/20/28 - 09/20/28	111
145	8.000%, 12/20/25 - 09/20/28	171
45	8.500%, 05/20/25	53
	Government National Mortgage Association, 15 Year, Single Family,
155	6.500%, 06/15/17 - 12/15/17	170
198	8.000%, 01/15/16	214
	Government National Mortgage Association, 30 Year, Single Family,
481	6.500%, 03/15/28 - 04/15/33	548
338	7.000%, 02/15/33 - 06/15/33	396
95	7.500%, 11/15/22 - 11/15/31	111
28	8.000%, 09/15/22 - 08/15/28	33
5	9.000%, 12/15/16	6
1,492	9.500%, 10/15/24	1,774

	Total Mortgage Pass-Through Securities (Cost $269,443)	282,494

Illinois — 0.0% (g)
140	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	123

New York — 0.1%
350	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	362
1,815	Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	1,886

		2,248

Ohio — 0.0% (g)
1,300	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,501

	Total Municipal Bonds (Cost $3,600)	3,872

Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $400)	424

U.S. Government Agency Securities — 0.7%
1,000	Federal Farm Credit Bank, 5.125%, 11/15/18	1,152
5,852	Federal Home Loan Bank, 4.720%, 09/20/12	6,124
	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	5,139
1,000	5.000%, 05/11/17	1,151
	Financing Corp. Fico,
2,000	Zero Coupon, 04/05/19	1,571
1,000	Zero Coupon, 09/26/19	765
7,000	Residual Funding Corp., Principal STRIPS, Zero Coupon, 07/15/20	5,141
300	Tennessee Valley Authority, 4.625%, 09/15/60	291
2,000	Tennessee Valley Authority STRIP, Zero Coupon, 05/01/19	1,532

	Total U.S. Government Agency Securities (Cost $22,129)	22,866

U.S. Treasury Obligations — 24.1%
	U.S. Treasury Bonds,
750	5.375%, 02/15/31	899
400	5.500%, 08/15/28	485
750	6.125%, 11/15/27	968
1,046	6.250%, 08/15/23	1,346
300	6.250%, 05/15/30	396
400	6.625%, 02/15/27	539
500	7.125%, 02/15/23	686
14,400	7.500%, 11/15/16	18,666

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
1,881	7.875%, 02/15/21	2,668
8,325	8.125%, 08/15/19	11,746
864	8.125%, 05/15/21	1,248
2,125	8.500%, 02/15/20	3,082
4,145	8.750%, 05/15/17	5,727
1,000	8.750%, 05/15/20	1,474
3,675	8.750%, 08/15/20	5,440
29,585	8.875%, 08/15/17	41,391
7,060	8.875%, 02/15/19	10,255
3,169	9.875%, 11/15/15	4,335
6,799	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28 (m)	12,348
	U.S. Treasury Inflation Indexed Notes,
630	1.375%, 07/15/18	706
1,000	2.000%, 01/15/14	1,314
	U.S. Treasury Notes,
280	1.375%, 10/15/12	284
220	1.375%, 11/15/12	224
1,200	1.750%, 03/31/14	1,235
1,500	1.875%, 02/28/14	1,548
12,245	2.125%, 12/31/15	12,587
1,500	2.375%, 10/31/14	1,571
1,500	2.375%, 02/28/15	1,569
15,500	2.625%, 07/31/14	16,356
26,700	2.625%, 12/31/14	28,194
4,575	2.625%, 04/30/16	4,788
9,300	2.625%, 01/31/18	9,506
14,570	2.750%, 05/31/17	15,152
7,500	2.750%, 12/31/17	7,735
1,425	2.875%, 03/31/18	1,475
8,000	3.125%, 10/31/16	8,536
6,015	3.125%, 04/30/17	6,389
25,933	3.125%, 05/15/19	26,911
12,850	3.250%, 12/31/16	13,773
9,800	3.250%, 03/31/17	10,486
1,000	3.500%, 02/15/18	1,078
9,600	4.250%, 11/15/17	10,811
2,290	4.500%, 05/15/17	2,611
17,005	4.750%, 08/15/17	19,651
	U.S. Treasury STRIPS,
10,155	02/15/13	10,089
1,000	11/15/13	985
35,278	02/15/14 (m)	34,599
15,390	05/15/14 (m)	15,017
24,565	08/15/14 (m)	23,841
23,253	11/15/14 (m)	22,432
8,500	02/15/15	8,157
16,930	02/15/15 (m)	16,218
3,626	05/15/15	3,449
10,350	08/15/15	9,788
3,253	08/15/15	3,071
5,445	11/15/15	5,104
28,397	11/15/15	26,561
51,751	02/15/16	47,920
1,000	05/15/16	919
13,325	05/15/16	12,219
5,181	08/15/16	4,704
2,000	11/15/16	1,802
15,857	11/15/16	14,242
18,284	02/15/17	16,246
26,911	08/15/17	23,405
19,389	11/15/17	16,680
500	02/15/18	425
3,400	05/15/18	2,862
16,241	08/15/18	13,498
6,745	02/15/19	5,501
6,982	02/15/19	5,663
9,595	05/15/19	7,690
22,210	08/15/19	17,568
1,250	02/15/20	961
250	05/15/20	191
19,095	05/15/20	14,452
17,175	08/15/20	12,818
1,750	08/15/21	1,238
4,925	11/15/21	3,435
1,278	02/15/22	879
5,487	02/15/23	3,562
200	05/15/24	121
1,400	11/15/24	825
500	08/15/25	282
1,000	02/15/26	548
1,500	05/15/26	812
3,400	11/15/26	1,792
5,450	02/15/27	2,835
4,850	05/15/27	2,488
5,000	08/15/27	2,534
800	11/15/27	400
7,050	02/15/28	3,484
1,600	05/15/28	781
3,000	08/15/28	1,446
2,500	11/15/28	1,188
550	02/15/29	258
300	08/15/29	137
200	11/15/29	90
19,300	02/15/30	8,596
1,000	05/15/30	440
8,200	08/15/30	3,559
6,425	11/15/30	2,752
600	02/15/31	254
250	05/15/31	105
1,500	08/15/31	620
1,000	11/15/31	407
350	02/15/32	141
350	08/15/32	137
2,500	11/15/32	967
6,300	05/15/33	2,374
350	08/15/33	130
2,500	02/15/34	906
1,600	02/15/35	550
100	08/15/35	34

	Total U.S. Treasury Obligations (Cost $725,417)	778,373

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Company — 5.9%
190,815	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $190,815)	190,815

	Total Investments —100.2% (Cost $3,047,623)	3,239,893
	Liabilities in Excess of Other Assets — (0.2)%	(7,013)

	NET ASSETS — 100.0%	$3,232,880

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2011.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $12,363,000 which amounts to 0.4% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,176
Aggregate gross unrealized depreciation	(32,906)

Net unrealized appreciation/depreciation	$192,270

Federal income tax cost of investments	$3,047,623

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$93,574	$6,583	$100,157
Collateralized Mortgage Obligations	—	1,244,148	5,780	1,249,928
Commercial Mortgage-Backed
Securities	—	60,877	—	60,877
Corporate Bonds
Consumer Discretionary	—	37,306	—	37,306
Consumer Staples	—	24,984	—	24,984
Energy	—	27,198	—	27,198
Financials	—	298,421	—	298,421
Health Care	—	7,813	—	7,813
Industrials	—	19,197	—	19,197
Information Technology	—	24,750	—	24,750
Materials	—	12,617	—	12,617
Telecommunication Services	—	34,098	—	34,098
Utilities	—	52,821	—	52,821

Total Corporate Bonds	—	539,205	—	539,205

Foreign Government Securities	—	10,882	—	10,882
Mortgage Pass-Through Securities	—	282,494	—	282,494
Municipal Bonds	—	3,872	—	3,872
Supranational	—	424	—	424
U.S. Government Agency Securities	—	22,866	—	22,866
U.S. Treasury Obligations	—	778,373	—	778,373
Short-Term Investments
Investment Company	190,815	—	—	190,815

Total Investments in Securities	$190,815	$3,036,715	$12,363	$3,239,893

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
Asset Backed Securities	2,496	—	(5)	—	5,461	(1,369)	—	—	6,583
Collateralized Mortgage Obligations	2,688	—	(35)	3	4,391	(7)	—	(1,260)	5,780
Total	$5,184	$—	$(40)	$3	$9,852	$(1,376)	$—	$(1,260)	$12,363

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(40,000).

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
	Consumer Discretionary — 10.3%
	Auto Components — 0.3%
7	Goodyear Tire & Rubber Co. (The) (a)	121
19	Johnson Controls, Inc.	752

		873

	Automobiles — 0.5%
106	Ford Motor Co. (a)	1,583
7	Harley-Davidson, Inc.	245

		1,828

	Distributors — 0.1%
4	Genuine Parts Co.	242

	Diversified Consumer Services — 0.1%
3	Apollo Group, Inc., Class A (a)	142
2	DeVry, Inc.	93
9	H&R Block, Inc.	139

		374

	Hotels, Restaurants & Leisure — 1.7%
12	Carnival Corp.	470
1	Chipotle Mexican Grill, Inc. (a)	252
4	Darden Restaurants, Inc.	196
8	International Game Technology	144
8	Marriott International, Inc., Class A	308
29	McDonald’s Corp.	2,386
21	Starbucks Corp.	770
5	Starwood Hotels & Resorts Worldwide, Inc.	329
5	Wyndham Worldwide Corp.	169
2	Wynn Resorts Ltd.	312
13	Yum! Brands, Inc.	725

		6,061

	Household Durables — 0.3%
8	D.R. Horton, Inc.	96
4	Fortune Brands, Inc.	278
2	Harman International Industries, Inc.	94
4	Leggett & Platt, Inc.	106
5	Lennar Corp., Class A	85
8	Newell Rubbermaid, Inc.	145
9	Pulte Group, Inc. (a)	80
2	Whirlpool Corp.	179

		1,063

	Internet & Catalog Retail — 0.9%
10	Amazon.com, Inc. (a)	1,965
6	Expedia, Inc.	157
1	NetFlix, Inc. (a)	333
1	priceline.com, Inc. (a)	710

		3,165

	Leisure Equipment & Products — 0.1%
4	Hasbro, Inc.	176
10	Mattel, Inc.	258

		434

	Media — 3.3%
7	Cablevision Systems Corp., Class A	232
19	CBS Corp. (Non Voting), Class B	527
78	Comcast Corp., Class A	1,965
22	DIRECTV, Class A (a)	1,118
8	Discovery Communications, Inc., Class A (a)	344
6	Gannett Co., Inc.	91
14	Interpublic Group of Cos., Inc. (The)	164
9	McGraw-Hill Cos., Inc. (The)	365
64	News Corp., Class A	1,174
8	Omnicom Group, Inc.	373
3	Scripps Networks Interactive, Inc., Class A	128
10	Time Warner Cable, Inc.	744
31	Time Warner, Inc.	1,116
17	Viacom, Inc., Class B	844
53	Walt Disney Co. (The)	2,217
–(h)	Washington Post Co. (The), Class B	61

		11,463

	Multiline Retail — 0.7%
2	Big Lots, Inc. (a)	71
4	Family Dollar Stores, Inc.	198
7	J.C. Penney Co., Inc.	235
8	Kohl’s Corp.	436
12	Macy’s, Inc.	343
5	Nordstrom, Inc.	220
1	Sears Holdings Corp. (a) (c)	87
20	Target Corp.	983

		2,573

	Specialty Retail — 1.8%
2	Abercrombie & Fitch Co., Class A	186
2	AutoNation, Inc. (a) (c)	63
1	AutoZone, Inc. (a)	220
7	Bed Bath & Beyond, Inc. (a)	385
9	Best Buy Co., Inc.	291
6	CarMax, Inc. (a)	188
4	GameStop Corp., Class A (a) (c)	119
12	Gap, Inc. (The)	237
46	Home Depot, Inc.	1,667
7	Limited Brands, Inc.	296
39	Lowe’s Cos., Inc.	934
4	O’Reilly Automotive, Inc. (a)	238
3	RadioShack Corp.	47
3	Ross Stores, Inc.	274
20	Staples, Inc.	339
4	Tiffany & Co.	268
11	TJX Cos., Inc.	589
4	Urban Outfitters, Inc. (a)	109

		6,450

	Textiles, Apparel & Luxury Goods — 0.5%
8	Coach, Inc.	528
11	NIKE, Inc., Class B	906
2	Polo Ralph Lauren Corp.	233
2	V.F. Corp.	242

		1,909

	Total Consumer Discretionary	36,435

Consumer Staples — 10.5%
	Beverages — 2.4%
3	Brown-Forman Corp., Class B	210

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Beverages — Continued
64	Coca-Cola Co. (The)	4,298
9	Coca-Cola Enterprises, Inc.	267
5	Constellation Brands, Inc., Class A (a)	108
6	Dr. Pepper Snapple Group, Inc.	259
4	Molson Coors Brewing Co., Class B	208
44	PepsiCo, Inc.	3,164

		8,514

	Food & Staples Retailing — 2.3%
12	Costco Wholesale Corp.	1,010
38	CVS Caremark Corp.	1,484
18	Kroger Co. (The)	443
10	Safeway, Inc.	255
6	SUPERVALU, Inc. (c)	61
16	Sysco Corp.	526
26	Walgreen Co.	1,128
55	Wal-Mart Stores, Inc.	3,034
4	Whole Foods Market, Inc.	253

		8,194

	Food Products — 1.8%
18	Archer-Daniels-Midland Co.	579
5	Campbell Soup Co.	178
11	ConAgra Foods, Inc.	292
5	Dean Foods Co. (a)	71
18	General Mills, Inc.	709
9	H.J. Heinz Co.	496
4	Hershey Co. (The)	241
4	Hormel Foods Corp.	114
3	JM Smucker Co. (The)	265
7	Kellogg Co.	403
49	Kraft Foods, Inc., Class A	1,715
4	McCormick & Co., Inc. (Non-Voting)	187
6	Mead Johnson Nutrition Co.	389
16	Sara Lee Corp.	320
8	Tyson Foods, Inc., Class A	159

		6,118

	Household Products — 2.1%
4	Clorox Co.	272
14	Colgate-Palmolive Co.	1,212
11	Kimberly-Clark Corp.	775
79	Procter & Gamble Co. (The)	5,262

		7,521

	Personal Products — 0.2%
12	Avon Products, Inc.	358
3	Estee Lauder Cos., Inc. (The), Class A	329

		687

	Tobacco — 1.7%
59	Altria Group, Inc.	1,646
4	Lorillard, Inc.	471
50	Philip Morris International, Inc.	3,616
9	Reynolds American, Inc.	377

		6,110

	Total Consumer Staples	37,144

Energy — 12.3%
	Energy Equipment & Services — 2.2%
12	Baker Hughes, Inc.	900
7	Cameron International Corp. (a)	327
2	Diamond Offshore Drilling, Inc. (c)	144
7	FMC Technologies, Inc. (a)	301
26	Halliburton Co.	1,285
3	Helmerich & Payne, Inc.	187
8	Nabors Industries Ltd., (Bermuda) (a)	224
12	National Oilwell Varco, Inc.	857
7	Noble Corp., (Switzerland)	296
4	Rowan Cos., Inc. (a)	140
38	Schlumberger Ltd.	3,271

		7,932

	Oil, Gas & Consumable Fuels — 10.1%
14	Anadarko Petroleum Corp.	1,107
11	Apache Corp.	1,337
3	Cabot Oil & Gas Corp.	172
18	Chesapeake Energy Corp.	578
56	Chevron Corp.	5,906
40	ConocoPhillips	2,935
6	Consol Energy, Inc.	325
11	Denbury Resources, Inc. (a)	247
12	Devon Energy Corp.	1,007
21	El Paso Corp.	452
8	EOG Resources, Inc.	820
4	EQT Corp.	227
139	Exxon Mobil Corp.	11,606
8	Hess Corp.	666
20	Marathon Oil Corp.	1,079
3	Massey Energy Co.	191
5	Murphy Oil Corp.	372
4	Newfield Exploration Co. (a)	281
5	Noble Energy, Inc.	459
23	Occidental Petroleum Corp.	2,458
8	Peabody Energy Corp.	465
3	Pioneer Natural Resources Co.	300
5	QEP Resources, Inc.	215
5	Range Resources Corp.	252
10	Southwestern Energy Co. (a)	427
18	Spectra Energy Corp.	502
3	Sunoco, Inc.	137
4	Tesoro Corp. (a)	98
16	Valero Energy Corp.	439
16	Williams Cos., Inc. (The)	516

		35,576

	Total Energy	43,508

Financials — 14.9%
	Capital Markets — 2.3%
7	Ameriprise Financial, Inc.	423
35	Bank of New York Mellon Corp. (The)	979
3	BlackRock, Inc.	552
28	Charles Schwab Corp. (The)	504
8	E*Trade Financial Corp. (a)	124
3	Federated Investors, Inc., Class B (c)	67
4	Franklin Resources, Inc.	527
15	Goldman Sachs Group, Inc. (The)	2,054

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Capital Markets — Continued
13	Invesco Ltd.	319
5	Janus Capital Group, Inc.	54
4	Legg Mason, Inc.	144
43	Morgan Stanley	1,047
7	Northern Trust Corp.	331
14	State Street Corp.	645
7	T. Rowe Price Group, Inc.	460

		8,230

	Commercial Banks — 2.6%
19	BB&T Corp.	536
5	Comerica, Inc.	179
26	Fifth Third Bancorp	336
7	First Horizon National Corp.	77
24	Huntington Bancshares, Inc.	160
27	KeyCorp	226
3	M&T Bank Corp.	298
15	Marshall & Ilsley Corp.	119
15	PNC Financial Services Group, Inc.	920
35	Regions Financial Corp.	249
15	SunTrust Banks, Inc.	423
54	U.S. Bancorp	1,380
148	Wells Fargo & Co.	4,191
5	Zions Bancorp	122

		9,216

	Consumer Finance — 0.8%
29	American Express Co.	1,514
13	Capital One Financial Corp.	697
15	Discover Financial Services	364
15	SLM Corp. (a)	252

		2,827

	Diversified Financial Services — 3.7%
284	Bank of America Corp.	3,335
81	Citigroup, Inc.	3,353
2	CME Group, Inc.	537
2	IntercontinentalExchange, Inc. (a)	248
112	JPMorgan Chase & Co. (q)	4,827
6	Leucadia National Corp.	197
6	Moody’s Corp.	223
4	NASDAQ OMX Group, Inc. (The) (a)	107
7	NYSE Euronext	267

		13,094

	Insurance — 3.7%
9	ACE Ltd., (Switzerland)	648
13	Aflac, Inc.	630
15	Allstate Corp. (The)	466
12	American International Group, Inc. (a)	348
9	AON Corp.	487
3	Assurant, Inc.	104
49	Berkshire Hathaway, Inc., Class B (a)	3,838
8	Chubb Corp.	543
5	Cincinnati Financial Corp.	139
14	Genworth Financial, Inc., Class A (a)	153
12	Hartford Financial Services Group, Inc.	332
9	Lincoln National Corp.	260
9	Loews Corp.	371
15	Marsh & McLennan Cos., Inc.	468
30	MetLife, Inc.	1,305
9	Principal Financial Group, Inc.	281
19	Progressive Corp. (The)	401
14	Prudential Financial, Inc.	869
2	Torchmark Corp.	145
12	Travelers Cos., Inc. (The)	750
9	Unum Group	228
9	XL Group plc, (Ireland)	206

		12,972

	Real Estate Investment Trusts (REITs) — 1.6%
3	Apartment Investment & Management Co., Class A	89
2	AvalonBay Communities, Inc.	321
4	Boston Properties, Inc.	433
8	Equity Residential	510
11	HCP, Inc.	426
5	Health Care REIT, Inc.	263
19	Host Hotels & Resorts, Inc.	335
11	Kimco Realty Corp.	222
5	Plum Creek Timber Co., Inc.	184
16	ProLogis	265
4	Public Storage	464
8	Simon Property Group, Inc.	983
5	Ventas, Inc.	258
5	Vornado Realty Trust	451
15	Weyerhaeuser Co.	324

		5,528

	Real Estate Management & Development — 0.1%
8	CB Richard Ellis Group, Inc., Class A (a)	216

	Thrifts & Mortgage Finance — 0.1%
15	Hudson City Bancorp, Inc.	135
10	People’s United Financial, Inc.	135

		270

	Total Financials	52,353

Health Care — 11.4%
	Biotechnology — 1.2%
26	Amgen, Inc. (a)	1,583
7	Biogen Idec, Inc. (a)	640
13	Celgene Corp. (a)	794
2	Cephalon, Inc. (a)	169
22	Gilead Sciences, Inc. (a)	931

		4,117

	Health Care Equipment & Supplies — 1.9%
16	Baxter International, Inc.	967
6	Becton, Dickinson & Co.	543
43	Boston Scientific Corp. (a)	307
2	C.R. Bard, Inc.	267
6	CareFusion Corp. (a)	181
14	Covidien plc, (Ireland)	762
4	DENTSPLY International, Inc.	156
3	Edwards Lifesciences Corp. (a)	286
1	Intuitive Surgical, Inc. (a)	380

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Equipment & Supplies — Continued
30	Medtronic, Inc.	1,220
9	St. Jude Medical, Inc.	463
9	Stryker Corp.	589
3	Varian Medical Systems, Inc. (a)	227
5	Zimmer Holdings, Inc. (a)	365

		6,713

	Health Care Providers & Services — 2.1%
11	Aetna, Inc.	471
8	AmerisourceBergen Corp.	317
10	Cardinal Health, Inc.	446
8	CIGNA Corp.	379
4	Coventry Health Care, Inc. (a)	148
3	DaVita, Inc. (a)	226
15	Express Scripts, Inc. (a)	882
5	Humana, Inc. (a)	381
3	Laboratory Corp. of America Holdings (a)	283
7	McKesson Corp.	610
11	Medco Health Solutions, Inc. (a)	679
3	Patterson Cos., Inc.	93
4	Quest Diagnostics, Inc.	255
14	Tenet Healthcare Corp. (a)	87
31	UnitedHealth Group, Inc.	1,501
11	WellPoint, Inc.	823

		7,581

	Health Care Technology — 0.1%
2	Cerner Corp. (a)	242

	Life Sciences Tools & Services — 0.5%
10	Agilent Technologies, Inc. (a)	483
5	Life Technologies Corp. (a)	262
3	PerkinElmer, Inc.	88
11	Thermo Fisher Scientific, Inc. (a)	717
3	Waters Corp. (a)	252

		1,802

	Pharmaceuticals — 5.6%
43	Abbott Laboratories	2,268
9	Allergan, Inc.	709
48	Bristol-Myers Squibb Co.	1,373
29	Eli Lilly & Co.	1,099
8	Forest Laboratories, Inc. (a)	289
5	Hospira, Inc. (a)	258
77	Johnson & Johnson	5,161
86	Merck & Co., Inc.	3,177
12	Mylan, Inc. (a)	289
224	Pfizer, Inc.	4,809
4	Watson Pharmaceuticals, Inc. (a)	227

		19,659

	Total Health Care	40,114

Industrials — 10.9%
	Aerospace & Defense — 2.7%
21	Boeing Co. (The)	1,611
10	General Dynamics Corp.	776
4	Goodrich Corp.	308
22	Honeywell International, Inc.	1,309
5	ITT Corp.	297
3	L-3 Communications Holdings, Inc.	243
8	Lockheed Martin Corp.	627
8	Northrop Grumman Corp.	533
4	Precision Castparts Corp.	632
10	Raytheon Co.	508
4	Rockwell Collins, Inc.	266
8	Textron, Inc.	177
26	United Technologies Corp.	2,265

		9,552

	Air Freight & Logistics — 1.0%
5	C.H. Robinson Worldwide, Inc.	374
6	Expeditors International of Washington, Inc.	314
9	FedEx Corp.	827
28	United Parcel Service, Inc., Class B	2,034

		3,549

	Airlines — 0.1%
21	Southwest Airlines Co.	248

	Building Products — 0.0% (g)
10	Masco Corp.	143

	Commercial Services & Supplies — 0.5%
3	Avery Dennison Corp.	127
4	Cintas Corp.	116
6	Iron Mountain, Inc.	191
6	Pitney Bowes, Inc.	137
6	R.R. Donnelley & Sons Co.	124
9	Republic Services, Inc.	272
2	Stericycle, Inc. (a)	213
13	Waste Management, Inc.	518

		1,698

	Construction & Engineering — 0.2%
5	Fluor Corp.	341
4	Jacobs Engineering Group, Inc. (a)	163
6	Quanta Services, Inc. (a)	120

		624

	Electrical Equipment — 0.5%
21	Emerson Electric Co.	1,153
4	Rockwell Automation, Inc.	332
3	Roper Industries, Inc.	223

		1,708

	Industrial Conglomerates — 2.4%
20	3M Co.	1,884
298	General Electric Co.	5,848
13	Tyco International Ltd., (Switzerland)	655

		8,387

	Machinery — 2.4%
18	Caterpillar, Inc.	1,895
6	Cummins, Inc.	584
15	Danaher Corp.	827
12	Deere & Co.	1,016
5	Dover Corp.	352
10	Eaton Corp.	493
2	Flowserve Corp.	190
14	Illinois Tool Works, Inc.	801
9	Ingersoll-Rand plc, (Ireland)	461

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Machinery — Continued
3	Joy Global, Inc.	263
10	PACCAR, Inc.	512
3	Pall Corp.	182
5	Parker Hannifin Corp.	403
2	Snap-On, Inc.	99
5	Stanley Black & Decker, Inc.	346

		8,424

	Professional Services — 0.1%
1	Dun & Bradstreet Corp.	112
3	Equifax, Inc.	130
4	Robert Half International, Inc.	113

		355

	Road & Rail — 0.9%
10	CSX Corp.	824
10	Norfolk Southern Corp.	732
1	Ryder System, Inc.	79
14	Union Pacific Corp.	1,445

		3,080

	Trading Companies & Distributors — 0.1%
8	Fastenal Co. (c)	275
2	W.W. Grainger, Inc.	247

		522

	Total Industrials	38,290

Information Technology — 17.5%
	Communications Equipment — 2.0%
155	Cisco Systems, Inc.	2,604
2	F5 Networks, Inc. (a)	257
4	Harris Corp.	177
6	JDS Uniphase Corp. (a)	127
15	Juniper Networks, Inc. (a)	549
8	Motorola Mobility Holdings, Inc. (a)	207
9	Motorola Solutions, Inc. (a)	452
46	QUALCOMM, Inc.	2,701
10	Tellabs, Inc.	47

		7,121

	Computers & Peripherals — 4.2%
26	Apple, Inc. (a)	8,986
47	Dell, Inc. (a)	757
58	EMC Corp. (a)	1,652
61	Hewlett-Packard Co.	2,279
2	Lexmark International, Inc., Class A (a)	66
10	NetApp, Inc. (a)	565
7	SanDisk Corp. (a)	315
6	Western Digital Corp. (a)	238

		14,858

	Electronic Equipment, Instruments & Components — 0.4%
5	Amphenol Corp., Class A	267
44	Corning, Inc.	885
4	FLIR Systems, Inc.	162
5	Jabil Circuit, Inc.	118
4	Molex, Inc.	106

		1,538

	Internet Software & Services — 1.6%
5	Akamai Technologies, Inc. (a)	178
32	eBay, Inc. (a)	999
7	Google, Inc., Class A (a)	3,720
4	Monster Worldwide, Inc. (a)	56
5	VeriSign, Inc.	170
37	Yahoo!, Inc. (a)	608

		5,731

	IT Services — 3.1%
14	Automatic Data Processing, Inc.	767
9	Cognizant Technology Solutions
	Corp., Class A (a)	649
4	Computer Sciences Corp.	173
7	Fidelity National Information
	Services, Inc.	240
4	Fiserv, Inc. (a)	264
34	International Business Machines Corp.	5,777
3	MasterCard, Inc., Class A	778
9	Paychex, Inc.	291
8	SAIC, Inc. (a)	145
5	Teradata Corp. (a)	263
5	Total System Services, Inc.	85
14	Visa, Inc., Class A	1,102
18	Western Union Co. (The)	373

		10,907

	Office Electronics — 0.1%
39	Xerox Corp.	401

	Semiconductors & Semiconductor Equipment — 2.5%
16	Advanced Micro Devices, Inc. (a)	140
9	Altera Corp.	431
8	Analog Devices, Inc.	346
37	Applied Materials, Inc.	510
13	Broadcom Corp., Class A (a)	480
2	First Solar, Inc. (a) (c)	189
154	Intel Corp.	3,464
5	KLA-Tencor Corp.	202
6	Linear Technology Corp.	220
17	LSI Corp. (a)	129
6	MEMC Electronic Materials, Inc. (a)	68
5	Microchip Technology, Inc. (c)	209
24	Micron Technology, Inc. (a)	245
7	National Semiconductor Corp.	166
3	Novellus Systems, Inc. (a)	92
16	NVIDIA Corp. (a)	327
5	Teradyne, Inc. (a)	83
33	Texas Instruments, Inc.	1,160
7	Xilinx, Inc.	261

		8,722

	Software — 3.6%
14	Adobe Systems, Inc. (a)	491
6	Autodesk, Inc. (a)	276
5	BMC Software, Inc. (a)	280
11	CA, Inc.	251
5	Citrix Systems, Inc. (a)	461
6	Compuware Corp. (a)	63
9	Electronic Arts, Inc. (a)	229

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Software — Continued
8	Intuit, Inc. (a)	412
207	Microsoft Corp.	5,186
109	Oracle Corp.	3,733
5	Red Hat, Inc. (a)	236
3	Salesforce.com, Inc. (a)	505
21	Symantec Corp. (a)	418

		12,541

	Total Information Technology	61,819

Materials — 3.5%
	Chemicals — 2.1%
6	Air Products & Chemicals, Inc.	573
2	Airgas, Inc.	138
2	CF Industries Holdings, Inc.	307
33	Dow Chemical Co. (The)	1,183
26	E.I. du Pont de Nemours & Co.	1,378
2	Eastman Chemical Co.	210
7	Ecolab, Inc.	358
2	FMC Corp.	169
2	International Flavors & Fragrances, Inc.	144
15	Monsanto Co.	1,069
5	PPG Industries, Inc.	400
9	Praxair, Inc.	900
2	Sherwin-Williams Co. (The)	219
3	Sigma-Aldrich Corp.	240

		7,288

	Construction Materials — 0.0% (g)
4	Vulcan Materials Co. (c)	146

	Containers & Packaging — 0.2%
5	Ball Corp.	188
3	Bemis Co., Inc.	99
5	Owens-Illinois, Inc. (a)	147
4	Sealed Air Corp.	115

		549

	Metals & Mining — 1.1%
3	AK Steel Holding Corp.	47
30	Alcoa, Inc.	501
3	Allegheny Technologies, Inc.	185
4	Cliffs Natural Resources, Inc.	345
27	Freeport-McMoRan Copper & Gold, Inc.	1,371
14	Newmont Mining Corp.	783
9	Nucor Corp.	375
3	Titanium Metals Corp. (a)	47
4	United States Steel Corp.	186

		3,840

	Paper & Forest Products — 0.1%
12	International Paper Co.	385
5	MeadWestvaco Corp.	161

		546

	Total Materials	12,369

Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.6%
166	AT&T, Inc.	5,231
17	CenturyLink, Inc.	721
28	Frontier Communications Corp.	247
79	Verizon Communications, Inc.	2,929
14	Windstream Corp.	190

		9,318

	Wireless Telecommunication Services — 0.4%
11	American Tower Corp., Class A (a)	619
7	MetroPCS Communications, Inc. (a)	132
84	Sprint Nextel Corp. (a)	491

		1,242

	Total Telecommunication Services	10,560

Utilities — 3.3%
	Electric Utilities — 1.7%
13	American Electric Power Co., Inc.	515
37	Duke Energy Corp.	699
9	Edison International	360
5	Entergy Corp.	342
19	Exelon Corp.	777
12	FirstEnergy Corp.	523
12	NextEra Energy, Inc.	684
5	Northeast Utilities	175
6	Pepco Holdings, Inc.	126
3	Pinnacle West Capital Corp.	138
16	PPL Corp.	446
8	Progress Energy, Inc.	392
24	Southern Co.	950

		6,127

	Gas Utilities — 0.1%
1	Nicor, Inc.	70
3	Oneok, Inc.	213

		283

	Independent Power Producers & Energy Traders — 0.2%
19	AES Corp. (The) (a)	241
6	Constellation Energy Group, Inc.	208
7	NRG Energy, Inc. (a)	172

		621

	Multi-Utilities — 1.3%
7	Ameren Corp.	200
12	CenterPoint Energy, Inc.	230
7	CMS Energy Corp.	141
8	Consolidated Edison, Inc.	435
16	Dominion Resources, Inc.	777
5	DTE Energy Co.	245
2	Integrys Energy Group, Inc.	115
8	NiSource, Inc.	159
11	PG&E Corp.	482
14	Public Service Enterprise Group, Inc.	475
3	SCANA Corp.	130
7	Sempra Energy	372
6	TECO Energy, Inc.	116
7	Wisconsin Energy Corp.	205
14	Xcel Energy, Inc.	335

		4,417

	Total Utilities	11,448

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Total Common Stocks (Cost $265,003)	344,040

NO. OF WARRANTS
Warrant — 0.0% (g)
Financials — 0.0% (g)
	Insurance — 0.0% (g)
2	American International Group, Inc., expiring 01/19/21 (a) (Cost $—)	18

SHARES
Investment Company — 0.1%
3	SPDR Trust, Series 1, (Cost $307)	348

Short-Term Investments — 2.1%
	Investment Company — 2.0%
6,961	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (m) (Cost $6,961)	6,961

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills, (k) (n)
475	0.007%, 07/28/11	475
125	0.020%, 07/14/11	125

	Total U.S. Treasury Obligations (Cost $600)	600

	Total Short-Term Investments (Cost $7,561)	7,561

	Total Investments — 99.8%
	(Cost $272,871)	351,967
	Other Assets in Excess of Liabilities — 0.2%	696

	NET ASSETS — 100.0%	$352,663

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
114	E-mini S&P 500	06/17/11	$7,660	$95

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

SPDR	— Standard & Poor’s Depository Receipts
(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security or a portion of the security has been delivered to counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

Equity Index Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,499
Aggregate gross unrealized depreciation	(16,403)

Net unrealized appreciation/depreciation	$79,096

Federal income tax cost of investments	$272,871

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$351,349	$618	$—	$351,967
Appreciation in Other Financial Instruments
Futures Contracts	$95	$—	$—	$95

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Bill held as collateral for futures contracts. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Asset-Backed Securities — 2.4%
	AH Mortgage Advance Trust,
295	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	299
178	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	179
500	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	502
	Ally Auto Receivables Trust,
65	Series 2010-1, Class A3, 1.450%, 05/15/14	66
176	Series 2010-4, Class A3, 0.910%, 11/17/14	176
	AmeriCredit Automobile Receivables Trust,
273	Series 2006-BG, Class A4, 5.210%, 09/06/13	273
151	Series 2009-1, Class A3, 3.040%, 10/15/13	153
5	Series 2010-1, Class A2, 0.970%, 01/15/13	6
25	Series 2010-1, Class A3, 1.660%, 03/17/14	25
130	Series 2010-3, Class A3, 1.140%, 04/08/15	130
150	Series 2010-4, Class A2, 0.960%, 05/08/14	150
75	Series 2010-4, Class A3, 1.270%, 04/08/15	75
	Bank of America Auto Trust,
291	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	293
150	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	155
120	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	120
100	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	103
75	Series 2010-2, Class A3, 1.310%, 07/15/14	76
125	Series 2010-2, Class A4, 1.940%, 06/15/17	127
77	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.564%, 04/25/36	60
60	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	60
200	Centex Home Equity, Series 2004- D, Class AF4, SUB, 4.680%, 06/25/32	195
	Chrysler Financial Auto Securitization Trust,
94	Series 2009-A, Class A3, 2.820%, 01/15/16	96
250	Series 2010-A, Class A3, 0.910%, 08/08/13	250
300	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	312
	CNH Equipment Trust,
105	Series 2010-A, Class A3, 1.540%, 07/15/14	106
300	Series 2010-C, Class A3, 1.170%, 05/15/15	301
51	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	32
	Ford Credit Auto Owner Trust,
146	Series 2009-B, Class A3, 2.790%, 08/15/13	147
200	Series 2009-B, Class A4, 4.500%, 07/15/14	211
200	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	207
105	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	98
144	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	144
	Honda Auto Receivables Owner Trust,
158	Series 2009-2, Class A3, 2.790%, 01/15/13	159
100	Series 2009-2, Class A4, 4.430%, 07/15/15	104
93	Series 2009-3, Class A3, 2.310%, 05/15/13	94
150	Series 2009-3, Class A4, 3.300%, 09/15/15	155
	HSBC Home Equity Loan Trust,
93	Series 2005-2, Class A1, VAR, 0.466%, 01/20/35	84
68	Series 2006-1, Class A1, VAR, 0.356%, 01/20/36	62
79	Series 2007-3, Class APT, VAR, 1.396%, 11/20/36	71
125	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.970%, 04/15/15	125
35	John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	35
213	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e)	213
407	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	424

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
105		Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	106
		Nissan Auto Receivables Owner Trust,
115		Series 2010-A, Class A3, 0.870%, 07/15/14	115
75		Series 2010-A, Class A4, 1.310%, 09/15/16	75
245		Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	245
		Santander Drive Auto Receivables Trust,
110		Series 2010-3, Class A3, 1.200%, 06/16/14	110
58		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	58
225		Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	225
135		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	138

		Total Asset-Backed Securities (Cost $7,686)	7,725

Collateralized Mortgage Obligations — 32.5%
		Agency CMO — 26.9%
89		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	100
		Federal Home Loan Mortgage Corp. REMICS,
8		Series 11, Class D, 9.500%, 07/15/19	8
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
4		Series 46, Class B, 7.800%, 09/15/20	5
1		Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
4		Series 99, Class Z, 9.500%, 01/15/21	5
21		Series 114, Class H, 6.950%, 01/15/21	24
1		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	2
1		Series 1084, Class F, VAR, 1.200%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	2
12		Series 1144, Class KB, 8.500%, 09/15/21	14
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	2
14		Series 1206, Class IA, 7.000%, 03/15/22	16
10		Series 1250, Class J, 7.000%, 05/15/22	12
33		Series 1343, Class LA, 8.000%, 08/15/22	39
137		Series 1466, Class PZ, 7.500%, 02/15/23	156
2		Series 1470, Class F, VAR, 2.452%, 02/15/23	2
51		Series 1491, Class I, 7.500%, 04/15/23	60
51		Series 1518, Class G, IF, 8.875%, 05/15/23	57
44		Series 1541, Class O, VAR, 2.540%, 07/15/23	45
3		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	5
163		Series 1608, Class L, 6.500%, 09/15/23	184
121		Series 1609, Class LG, IF, 16.792%, 11/15/23	146
4		Series 1671, Class L, 7.000%, 02/15/24	5
25		Series 1700, Class GA, PO, 02/15/24	23
252		Series 1706, Class K, 7.000%, 03/15/24	292
819		Series 1720, Class PL, 7.500%, 04/15/24	947
20		Series 1745, Class D, 7.500%, 08/15/24	24
56		Series 1798, Class F, 5.000%, 05/15/23	61
2		Series 1807, Class G, 9.000%, 10/15/20	3
237		Series 1927, Class PH, 7.500%, 01/15/27	272
113		Series 1981, Class Z, 6.000%, 05/15/27	123
35		Series 1987, Class PE, 7.500%, 09/15/27	42
22		Series 2025, Class PE, 6.300%, 01/15/13	22
17		Series 2033, Class SN, HB, IF, 24.910%, 03/15/24	11
45		Series 2038, Class PN, IO, 7.000%, 03/15/28	10
211		Series 2040, Class PE, 7.500%, 03/15/28	249
60		Series 2056, Class TD, 6.500%, 05/15/18	66

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
262	Series 2063, Class PG, 6.500%, 06/15/28	298
45	Series 2064, Class TE, 7.000%, 06/15/28	53
185	Series 2075, Class PH, 6.500%, 08/15/28	210
180	Series 2075, Class PM, 6.250%, 08/15/28	192
52	Series 2089, Class PJ, IO, 7.000%, 10/15/28	12
18	Series 2102, Class TC, 6.000%, 12/15/13	19
102	Series 2115, Class PE, 6.000%, 01/15/14	106
131	Series 2125, Class JZ, 6.000%, 02/15/29	141
21	Series 2163, Class PC, IO, 7.500%, 06/15/29	4
505	Series 2169, Class TB, 7.000%, 06/15/29	602
148	Series 2172, Class QC, 7.000%, 07/15/29	170
1	Series 2196, Class TL, 7.500%, 11/15/29	1
75	Series 2201, Class C, 8.000%, 11/15/29	91
151	Series 2210, Class Z, 8.000%, 01/15/30	179
62	Series 2224, Class CB, 8.000%, 03/15/30	76
88	Series 2256, Class MC, 7.250%, 09/15/30	105
127	Series 2259, Class ZM, 7.000%, 10/15/30	145
100	Series 2271, Class PC, 7.250%, 12/15/30	119
161	Series 2283, Class K, 6.500%, 12/15/23	175
53	Series 2296, Class PD, 7.000%, 03/15/31	62
28	Series 2306, Class K, PO, 05/15/24	26
69	Series 2306, Class SE, IF, IO, 7.190%, 05/15/24	12
71	Series 2333, Class HC, 6.000%, 07/15/31	71
57	Series 2344, Class QG, 6.000%, 08/15/16	61
1,151	Series 2344, Class ZD, 6.500%, 08/15/31	1,283
151	Series 2344, Class ZJ, 6.500%, 08/15/31	169
103	Series 2345, Class NE, 6.500%, 08/15/31	111
103	Series 2345, Class PQ, 6.500%, 08/15/16	109
97	Series 2347, Class VP, 6.500%, 03/15/20	101
163	Series 2351, Class PZ, 6.500%, 08/15/31	178
70	Series 2355, Class BP, 6.000%, 09/15/16	76
81	Series 2360, Class PG, 6.000%, 09/15/16	87
67	Series 2366, Class MD, 6.000%, 10/15/16	72
114	Series 2391, Class QR, 5.500%, 12/15/16	123
94	Series 2410, Class NG, 6.500%, 02/15/32	106
131	Series 2410, Class OE, 6.375%, 02/15/32	145
51	Series 2410, Class QX, IF, IO, 8.452%, 02/15/32	13
269	Series 2412, Class SP, IF, 15.704%, 02/15/32	333
57	Series 2423, Class MC, 7.000%, 03/15/32	65
121	Series 2423, Class MT, 7.000%, 03/15/32	136
243	Series 2435, Class CJ, 6.500%, 04/15/32	281
150	Series 2435, Class VH, 6.000%, 07/15/19	152
178	Series 2441, Class GF, 6.500%, 04/15/32	202
141	Series 2444, Class ES, IF, IO, 7.752%, 03/15/32	30
161	Series 2450, Class GZ, 7.000%, 05/15/32	185
56	Series 2450, Class SW, IF, IO, 7.802%, 03/15/32	12
280	Series 2455, Class GK, 6.500%, 05/15/32	317
432	Series 2466, Class DH, 6.500%, 06/15/32	486
353	Series 2466, Class PG, 6.500%, 04/15/32	377
190	Series 2474, Class NR, 6.500%, 07/15/32	215
370	Series 2484, Class LZ, 6.500%, 07/15/32	432
600	Series 2500, Class MC, 6.000%, 09/15/32	664
607	Series 2512, Class PG, 5.500%, 10/15/22	676
2	Series 2519, Class BT, 8.500%, 09/15/31	2
138	Series 2535, Class BK, 5.500%, 12/15/22	152
312	Series 2537, Class TE, 5.500%, 12/15/17	338

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
675		Series 2543, Class YX, 6.000%, 12/15/32	760
1,000		Series 2568, Class KG, 5.500%, 02/15/23	1,108
810		Series 2575, Class ME, 6.000%, 02/15/33	914
108		Series 2586, Class WI, IO, 6.500%, 03/15/33	22
201		Series 2587, Class CO, PO, 03/15/32	198
138		Series 2594, Class VQ, 6.000%, 08/15/20	141
341		Series 2597, Class AD, 6.500%, 03/15/32	357
31		Series 2597, Class DS, IF, IO, 7.352%, 02/15/33	2
58		Series 2599, Class DS, IF, IO, 6.802%, 02/15/33	3
217		Series 2610, Class DS, IF, IO, 6.902%, 03/15/33	9
104		Series 2611, Class SH, IF, IO, 7.452%, 10/15/21	3
405		Series 2617, Class GR, 4.500%, 05/15/18	434
33		Series 2619, Class IM, IO, 5.000%, 10/15/21	1
300		Series 2622, Class PE, 4.500%, 05/15/18	324
353		Series 2628, Class WA, 4.000%, 07/15/28	357
202		Series 2631, Class LC, 4.500%, 06/15/18	216
202		Series 2640, Class VE, 3.250%, 07/15/22	209
—	(h)	Series 2643, Class HI, IO, 4.500%, 12/15/16	—	(h)
324		Series 2651, Class VZ, 4.500%, 07/15/18	347
590		Series 2657, Class MD, 5.000%, 12/15/20	606
84		Series 2668, Class SB, IF, 7.024%, 10/15/15	85
202		Series 2672, Class ME, 5.000%, 11/15/22	221
506		Series 2675, Class CK, 4.000%, 09/15/18	537
211		Series 2682, Class YS, IF, 8.685%, 10/15/33	204
1,000		Series 2684, Class PO, PO, 01/15/33	907
61		Series 2684, Class TO, PO, 10/15/33	55
24		Series 2686, Class GB, 5.000%, 05/15/20	24
64		Series 2691, Class WS, IF, 8.703%, 10/15/33	62
717		Series 2695, Class DE, 4.000%, 01/15/17	733
104		Series 2705, Class SC, IF, 8.703%, 11/15/33	101
104		Series 2705, Class SD, IF, 8.745%, 11/15/33	101
20		Series 2744, Class FE, VAR, 0.000%, 02/15/34	20
359		Series 2744, Class TU, 5.500%, 05/15/32	388
67		Series 2755, Class PA, PO, 02/15/29	67
50		Series 2755, Class SA, IF, 13.804%, 05/15/30	56
75		Series 2776, Class SK, IF, 8.778%, 04/15/34	74
762		Series 2777, Class KO, PO, 02/15/33	691
300		Series 2802, Class MB, 5.500%, 11/15/31	317
114		Series 2815, Class YS, IF, 9.590%, 01/15/34	116
800		Series 2907, Class VC, 4.500%, 05/15/34	855
315		Series 2934, Class EC, PO, 02/15/20	285
261		Series 2990, Class SL, HB, IF, 23.767%, 06/15/34	365
500		Series 2999, Class ND, 4.500%, 07/15/20	546
315		Series 3068, Class AO, PO, 01/15/35	291
362		Series 3117, Class EO, PO, 02/15/36	309
44		Series 3117, Class OK, PO, 02/15/36	36
584		Series 3122, Class OH, PO, 03/15/36	505
507		Series 3137, Class XP, 6.000%, 04/15/36	566
28		Series 3149, Class SO, PO, 05/15/36	21
600		Series 3152, Class MO, PO, 03/15/36	506
280		Series 3171, Class MO, PO, 06/15/36	236
275		Series 3179, Class OA, PO, 07/15/36	231
1,045		Series 3202, Class HI, IF, IO, 6.452%, 08/15/36	180
264		Series 3232, Class ST, IF, IO, 6.502%, 10/15/36	37
374		Series 3253, Class PO, PO, 12/15/21	344
574		Series 3481, Class SJ, IF, IO, 5.652%, 08/15/38	66

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
288		Series 3607, Class AO, PO, 04/15/36	228
283		Series 3607, Class EO, PO, 02/15/33	254
254		Series 3611, Class PO, PO, 07/15/34	214
943		Series 3666, Class VA, 5.500%, 12/15/22	1,042
957		Series 3680, Class MA, 4.500%, 07/15/39	1,025
137		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	15
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
56		Series T-41, Class 3A, VAR, 7.079%, 07/25/32	64
47		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	55
480		Series T-54, Class 2A, 6.500%, 02/25/43	545
165		Series T-54, Class 3A, 7.000%, 02/25/43	194
1,274		Series T-56, Class A5, 5.231%, 05/25/43	1,356
45		Series T-58, Class APO, PO, 09/25/43	34
351		Series T-76, Class 2A, VAR, 3.642%, 10/25/37	357
187		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	216
		Federal National Mortgage Association REMICS,
3		Series 1988-7, Class Z, 9.250%, 04/25/18	3
13		Series 1989-70, Class G, 8.000%, 10/25/19	15
7		Series 1989-78, Class H, 9.400%, 11/25/19	8
4		Series 1989-83, Class H, 8.500%, 11/25/19	5
4		Series 1989-89, Class H, 9.000%, 11/25/19	5
1		Series 1990-1, Class D, 8.800%, 01/25/20	2
3		Series 1990-7, Class B, 8.500%, 01/25/20	3
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
3		Series 1990-63, Class H, 9.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
15		Series 1990-102, Class J, 6.500%, 08/25/20	17
5		Series 1990-120, Class H, 9.000%, 10/25/20	6
1		Series 1990-134, Class SC, HB, IF, 21.272%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
7		Series 1991-42, Class S, IF, 17.292%, 05/25/21	9
107		Series 1992-107, Class SB, HB, IF, 29.421%, 06/25/22	176
7		Series 1992-143, Class MA, 5.500%, 09/25/22	8
49		Series 1993-25, Class J, 7.500%, 03/25/23	56
297		Series 1993-37, Class PX, 7.000%, 03/25/23	334
104		Series 1993-54, Class Z, 7.000%, 04/25/23	117
22		Series 1993-62, Class SA, IF, 17.145%, 04/25/23	30
28		Series 1993-122, Class M, 6.500%, 07/25/23	32
11		Series 1993-165, Class SD, IF, 11.776%, 09/25/23	12
46		Series 1993-178, Class PK, 6.500%, 09/25/23	52
871		Series 1993-183, Class KA, 6.500%, 10/25/23	979
353		Series 1993-189, Class PL, 6.500%, 10/25/23	396
28		Series 1993-225, Class SG, HB, IF, 26.596%, 12/25/13	35
74		Series 1993-247, Class SA, HB, IF, 24.580%, 12/25/23	113
137		Series 1993-250, Class Z, 7.000%, 12/25/23	148
143		Series 1993-257, Class C, PO, 06/25/23	141
5		Series 1994-9, Class E, PO, 11/25/23	4
195		Series 1996-14, Class SE, IF, IO, 7.340%, 08/25/23	34
10		Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	10
24		Series 1996-59, Class J, 6.500%, 08/25/22	27
53		Series 1996-59, Class K, 6.500%, 07/25/23	54

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
95		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
96		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
49		Series 1997-27, Class J, 7.500%, 04/18/27	54
45		Series 1997-29, Class J, 7.500%, 04/20/27	51
98		Series 1997-39, Class PD, 7.500%, 05/20/27	110
39		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	8
6		Series 1998-4, Class C, PO, 04/25/23	5
64		Series 1998-36, Class ZB, 6.000%, 07/18/28	72
453		Series 1998-43, Class EA, PO, 04/25/23	414
234		Series 2000-2, Class ZE, 7.500%, 02/25/30	269
97		Series 2001-4, Class PC, 7.000%, 03/25/21	106
63		Series 2001-5, Class OW, 6.000%, 03/25/16	65
252		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	53
197		Series 2001-36, Class DE, 7.000%, 08/25/31	226
58		Series 2001-44, Class PD, 7.000%, 09/25/31	67
368		Series 2001-48, Class Z, 6.500%, 09/25/21	413
60		Series 2001-49, Class Z, 6.500%, 09/25/31	68
144		Series 2001-71, Class MB, 6.000%, 12/25/16	155
188		Series 2001-71, Class QE, 6.000%, 12/25/16	202
1,042		Series 2001-74, Class MB, 6.000%, 12/25/16	1,125
39		Series 2001-80, Class PE, 6.000%, 07/25/29	39
44		Series 2001-81, Class LO, PO, 01/25/32	38
125		Series 2002-1, Class HC, 6.500%, 02/25/22	134
50		Series 2002-1, Class SA, HB, IF, 24.557%, 02/25/32	73
85		Series 2002-2, Class UC, 6.000%, 02/25/17	92
180		Series 2002-3, Class OG, 6.000%, 02/25/17	194
—	(h)	Series 2002-18, Class PC, 5.500%, 04/25/17	—	(h)
157		Series 2002-21, Class PE, 6.500%, 04/25/32	177
305		Series 2002-24, Class AJ, 6.000%, 04/25/17	334
146		Series 2002-28, Class PK, 6.500%, 05/25/32	166
202		Series 2002-37, Class Z, 6.500%, 06/25/32	230
442		Series 2002-84, Class VB, 5.500%, 04/25/15	478
17		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
405		Series 2002-94, Class BK, 5.500%, 01/25/18	442
202		Series 2003-22, Class UD, 4.000%, 04/25/33	204
162		Series 2003-34, Class GB, 6.000%, 03/25/33	182
304		Series 2003-34, Class GE, 6.000%, 05/25/33	353
38		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	8
405		Series 2003-47, Class PE, 5.750%, 06/25/33	455
94		Series 2003-52, Class SX, HB, IF, 22.368%, 10/25/31	136
123		Series 2003-64, Class SX, IF, 13.224%, 07/25/33	130
362		Series 2003-71, Class DS, IF, 7.186%, 08/25/33	360
386		Series 2003-73, Class GA, 3.500%, 05/25/31	402
438		Series 2003-80, Class SY, IF, IO, 7.456%, 06/25/23	50
405		Series 2003-83, Class PG, 5.000%, 06/25/23	440
65		Series 2003-91, Class SD, IF, 12.177%, 09/25/33	74
146		Series 2003-106, Class US, IF, 8.784%, 11/25/23	147
446		Series 2003-116, Class SB, IF, IO, 7.406%, 11/25/33	74
83		Series 2003-128, Class KE, 4.500%, 01/25/14	86
500		Series 2003-128, Class NG, 4.000%, 01/25/19	533
114		Series 2003-130, Class SX, IF, 11.229%, 01/25/34	127
159		Series 2004-14, Class SD, IF, 8.784%, 03/25/34	155
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	1,064
45		Series 2004-21, Class CO, PO, 04/25/34	35
405		Series 2004-25, Class PC, 5.500%, 01/25/34	448
335		Series 2004-25, Class SA, IF, 18.992%, 04/25/34	434

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
263	Series 2004-36, Class PC, 5.500%, 02/25/34	291
246	Series 2004-36, Class SA, IF, 18.992%, 05/25/34	326
189	Series 2004-46, Class SK, IF, 15.967%, 05/25/34	224
85	Series 2004-61, Class CO, PO, 10/25/31	84
148	Series 2004-61, Class SH, HB, IF, 23.212%, 11/25/32	202
178	Series 2004-74, Class SW, IF, 15.106%, 11/25/31	222
287	Series 2004-76, Class CL, 4.000%, 10/25/19	304
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,867
99	Series 2005-40, Class YA, 5.000%, 09/25/20	102
233	Series 2005-45, Class DC, HB, IF, 23.599%, 06/25/35	337
157	Series 2005-52, Class PA, 6.500%, 06/25/35	172
232	Series 2005-56, Class S, IF, IO, 6.516%, 07/25/35	37
413	Series 2005-56, Class TP, IF, 17.568%, 08/25/33	516
1,273	Series 2005-68, Class PG, 5.500%, 08/25/35	1,413
482	Series 2005-73, Class PS, IF, 16.215%, 08/25/35	583
225	Series 2005-74, Class CS, IF, 19.486%, 05/25/35	296
449	Series 2005-106, Class US, HB, IF, 23.855%, 11/25/35	658
578	Series 2006-27, Class OH, PO, 04/25/36	504
646	Series 2006-43, Class VB, 6.500%, 10/25/17	699
247	Series 2006-44, Class P, PO, 12/25/33	213
529	Series 2006-59, Class QO, PO, 01/25/33	478
203	Series 2006-65, Class QO, PO, 07/25/36	178
303	Series 2006-72, Class GO, PO, 08/25/36	264
500	Series 2006-77, Class PC, 6.500%, 08/25/36	575
241	Series 2006-79, Class DO, PO, 08/25/36	212
548	Series 2006-110, Class PO, PO, 11/25/36	471
1,000	Series 2006-124, Class HB, VAR, 5.962%, 11/25/36	1,095
431	Series 2007-14, Class ES, IF, IO, 6.246%, 03/25/37	66
256	Series 2007-79, Class SB, HB, IF, 23.305%, 08/25/37	349
500	Series 2007-81, Class GE, 6.000%, 08/25/37	568
1,525	Series 2007-84, Class PD, 6.000%, 08/25/32	1,600
440	Series 2007-88, Class VI, IF, IO, 6.346%, 09/25/37	62
1,186	Series 2007-91, Class ES, IF, IO, 6.266%, 10/25/37	183
91	Series 2007-97, Class MS, IF, 14.311%, 12/25/31	96
317	Series 2007-106, Class A7, VAR, 5.975%, 10/25/37	336
289	Series 2007-116, Class HI, IO, VAR, 6.418%, 01/25/38	25
208	Series 2008-10, Class XI, IF, IO, 6.036%, 03/25/38	27
269	Series 2008-16, Class IS, IF, IO, 6.006%, 03/25/38	33
265	Series 2008-28, Class QS, HB, IF, 20.118%, 04/25/38	345
319	Series 2008-46, Class HI, IO, VAR, 6.724%, 06/25/38	26
117	Series 2008-66, Class GD, 6.000%, 06/25/30	123
308	Series 2009-69, Class PO, PO, 09/25/39	256
758	Series 2009-71, Class BC, 4.500%, 09/25/24	802
539	Series 2009-103, Class MB, 4.000%, 12/25/39	572
1,447	Series 2010-133, Class A, 5.500%, 05/25/38	1,562
4	Series G-14, Class L, 8.500%, 06/25/21	5
22	Series G-18, Class Z, 8.750%, 06/25/21	26
6	Series G-22, Class G, 6.000%, 12/25/16	6
17	Series G-35, Class M, 8.750%, 10/25/21	19
67	Series G92-35, Class E, 7.500%, 07/25/22	75
4	Series G92-42, Class Z, 7.000%, 07/25/22	4
79	Series G92-44, Class ZQ, 8.000%, 07/25/22	90
71	Series G92-54, Class ZQ, 7.500%, 09/25/22	80
15	Series G93-5, Class Z, 6.500%, 02/25/23	17
19	Series G95-1, Class C, 8.800%, 01/25/25	22

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
5	Series 218, Class 2, IO, 7.500%, 04/01/23	1
53	Series 329, Class 1, PO, 01/01/33	47
	Federal National Mortgage Association Whole Loan,
225	Series 2003-W1, Class 1A1, VAR, 6.362%, 12/25/42	258
65	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	73
161	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	186
127	Series 2007-W7, Class 1A4, HB, IF, 38.016%, 07/25/37	189
	Government National Mortgage Association,
57	Series 1994-3, Class PQ, 7.488%, 07/16/24	67
187	Series 1994-4, Class KQ, 7.988%, 07/16/24	215
366	Series 1994-7, Class PQ, 6.500%, 10/16/24	417
86	Series 1995-3, Class DQ, 8.050%, 06/16/25	99
21	Series 1995-7, Class CQ, 7.500%, 09/16/25	24
167	Series 1996-16, Class E, 7.500%, 08/16/26	190
33	Series 1998-26, Class K, 7.500%, 09/17/25	38
486	Series 1999-10, Class ZC, 6.500%, 04/20/29	550
58	Series 1999-30, Class S, IF, IO, 8.402%, 08/16/29	9
53	Series 1999-41, Class Z, 8.000%, 11/16/29	61
44	Series 1999-44, Class PC, 7.500%, 12/20/29	50
101	Series 2000-6, Class Z, 7.500%, 02/20/30	114
18	Series 2000-9, Class Z, 8.000%, 06/20/30	21
427	Series 2000-9, Class ZJ, 8.500%, 02/16/30	514
163	Series 2000-14, Class PD, 7.000%, 02/16/30	179
47	Series 2000-16, Class ZN, 7.500%, 02/16/30	50
247	Series 2000-37, Class B, 8.000%, 12/20/30	287
20	Series 2000-38, Class AH, 7.150%, 12/20/30	23
138	Series 2001-7, Class PK, 6.500%, 03/20/31	150
8	Series 2001-32, Class WA, IF, 19.636%, 07/20/31	11
290	Series 2001-64, Class MQ, 6.500%, 12/20/31	308
50	Series 2002-7, Class PG, 6.500%, 01/20/32	58
67	Series 2002-31, Class S, IF, IO, 8.502%, 01/16/31	18
195	Series 2002-40, Class UK, 6.500%, 06/20/32	221
188	Series 2002-47, Class PG, 6.500%, 07/16/32	213
248	Series 2002-47, Class PY, 6.000%, 07/20/32	277
233	Series 2002-47, Class ZA, 6.500%, 07/20/32	262
19	Series 2002-51, Class SG, HB, IF, 31.652%, 04/20/31	32
109	Series 2002-54, Class GB, 6.500%, 08/20/32	123
87	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	5
117	Series 2003-4, Class NY, 5.500%, 12/20/13	123
41	Series 2003-24, Class PO, PO, 03/16/33	32
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	350
189	Series 2003-52, Class AP, PO, 06/16/33	149
41	Series 2004-28, Class S, IF, 19.118%, 04/16/34	55
74	Series 2004-68, Class PO, PO, 05/20/31	71
161	Series 2004-71, Class SB, HB, IF, 28.503%, 09/20/34	226
81	Series 2004-73, Class AE, IF, 14.447%, 08/17/34	98
786	Series 2004-90, Class SI, IF, IO, 5.904%, 10/20/34	118
234	Series 2005-68, Class DP, IF, 15.957%, 06/17/35	286
1,630	Series 2005-68, Class KI, IF, IO, 6.104%, 09/20/35	229
192	Series 2006-59, Class SD, IF, IO, 6.504%, 10/20/36	31
632	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	91
773	Series 2007-27, Class SA, IF, IO, 6.004%, 05/20/37	92
1,250	Series 2007-40, Class SB, IF, IO, 6.554%, 07/20/37	173
805	Series 2007-45, Class QA, IF, IO, 6.444%, 07/20/37	108
338	Series 2007-49, Class NO, PO, 12/20/35	336

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
978	Series 2007-50, Class AI, IF, IO, 6.579%, 08/20/37	135
185	Series 2007-53, Class ES, IF, IO, 6.354%, 09/20/37	25
245	Series 2007-53, Class SW, IF, 19.618%, 09/20/37	308
483	Series 2007-57, Class QA, IF, IO, 6.304%, 10/20/37	63
339	Series 2007-71, Class SB, IF, IO, 6.504%, 07/20/36	38
470	Series 2007-72, Class US, IF, IO, 6.354%, 11/20/37	63
471	Series 2007-76, Class SA, IF, IO, 6.334%, 11/20/37	63
123	Series 2008-25, Class SB, IF, IO, 6.704%, 03/20/38	17
258	Series 2008-33, Class XS, IF, IO, 7.502%, 04/16/38	35
519	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	81
500	Series 2008-50, Class KB, 6.000%, 06/20/38	569
666	Series 2008-55, Class SA, IF, IO, 6.004%, 06/20/38	85
577	Series 2008-93, Class AS, IF, IO, 5.504%, 12/20/38	61
263	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	32
269	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	45
1,017	Series 2009-22, Class SA, IF, IO, 6.074%, 04/20/39	118
1,030	Series 2009-31, Class ST, IF, IO, 6.154%, 03/20/39	132
1,030	Series 2009-31, Class TS, IF, IO, 6.104%, 03/20/39	122
628	Series 2009-79, Class OK, PO, 11/16/37	561
1,311	Series 2009-106, Class ST, IF, IO, 5.804%, 02/20/38	170
386	Series 2010-14, Class AO, PO, 12/20/32	359
445	Series 2010-130, Class CP, 7.000%, 10/16/40	515
	NCUA Guaranteed Notes,
1,152	Series 2010-C1, Class APT, 2.650%, 10/29/20	1,166
238	Series 2010-R3, Class 3A, 2.400%, 12/08/20	238
	Vendee Mortgage Trust,
905	Series 1993-1, Class ZB, 7.250%, 02/15/23	1,042
367	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	404
521	Series 1996-1, Class 1Z, 6.750%, 02/15/26	600
175	Series 1996-2, Class 1Z, 6.750%, 06/15/26	202
688	Series 1997-1, Class 2Z, 7.500%, 02/15/27	804
175	Series 1998-1, Class 2E, 7.000%, 03/15/28	202

		85,812

	Non-Agency CMO — 5.6%
30	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	30
	American General Mortgage Loan Trust,
350	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	357
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	203
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	407
	ASG Resecuritization Trust,
287	Series 2009-1, Class A60, VAR, 5.311%, 06/26/37 (e)	289
332	Series 2009-2, Class A55, VAR, 5.371%, 05/24/36 (e)	339
631	Series 2009-3, Class A65, VAR, 5.348%, 03/26/37 (e)	632
	Banc of America Alternative Loan Trust,
242	Series 2003-7, Class 2A4, 5.000%, 09/25/18	247
182	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	187
62	Series 2003-11, Class PO, PO, 01/25/34	43
	Banc of America Funding Corp.,
73	Series 2004-1, Class PO, PO, 03/25/34	59
56	Series 2004-3, Class 1A7, 5.500%, 10/25/34	56
	Banc of America Mortgage Securities, Inc.,
44	Series 2003-8, Class APO, PO, 11/25/33	32
117	Series 2004-1, Class APO, PO, 02/25/34	88
200	Series 2004-3, Class 1A26, 5.500%, 04/25/34	205
76	Series 2004-6, Class APO, PO, 07/25/34	55
803	BCAP LLC Trust, Series 2010- RR7, Class 2A1, VAR, 5.283%, 07/26/45 (e)	801
218	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.340%, 08/25/35	207

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Citigroup Mortgage Loan Trust, Inc.,
55	Series 2003-UP3, Class A3, 7.000%, 09/25/33	55
161	Series 2003-UST1, Class A1, 5.500%, 12/25/18	163
22	Series 2003-UST1, Class PO1, PO, 12/25/18	19
21	Series 2003-UST1, Class PO3, PO, 12/25/18	18
304	Series 2008-AR4, Class 1A1A, VAR, 5.284%, 11/25/38	303
	Countrywide Alternative Loan Trust,
349	Series 2002-8, Class A4, 6.500%, 07/25/32	367
1,523	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,449
290	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	297
46	Series 2005-26CB, Class A10, IF, 12.698%, 07/25/35	46
500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	425
	Countrywide Home Loan Mortgage Pass-Through Trust,
355	Series 2003-26, Class 1A6, 3.500%, 08/25/33	338
62	Series 2003-J13, Class PO, PO, 01/25/34	46
114	Series 2003-J7, Class 4A3, IF, 9.522%, 08/25/18	119
165	Series 2004-5, Class 1A4, 5.500%, 06/25/34	172
50	Series 2004-HYB3, Class 2A, VAR, 2.567%, 06/20/34	40
493	Series 2005-22, Class 2A1, VAR, 3.084%, 11/25/35	346
245	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	207
130	Credit Suisse Mortgage Capital Certificates, Series 2010-15R, Class 7A1, VAR, 5.340%, 10/26/37 (e)	131
204	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	210
378	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005- 3, Class 1A1, VAR, 5.296%, 06/25/20	357
68	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	58
	First Horizon Asset Securities, Inc.,
117	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	113
202	Series 2004-AR7, Class 2A2, VAR, 2.741%, 02/25/35	184
253	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	239
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	452
62	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	45
419	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.261%, 08/25/35	3
152	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, VAR, 2.909%, 08/25/34	148
	MASTR Adjustable Rate Mortgages Trust,
66	Series 2004-3, Class 4A2, VAR, 2.191%, 04/25/34	59
185	Series 2004-13, Class 2A1, VAR, 2.796%, 04/21/34	182
156	Series 2004-13, Class 3A6, VAR, 2.874%, 11/21/34	156
	MASTR Alternative Loans Trust,
361	Series 2003-9, Class 8A1, 6.000%, 01/25/34	361
1,034	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,055
49	Series 2004-7, Class 30PO, PO, 08/25/34	34
88	Series 2004-10, Class 1A1, 4.500%, 09/25/19	89
369	Series 2005-6, Class 3A1, 5.500%, 11/25/20	357
	MASTR Asset Securitization Trust,
278	Series 2003-2, Class 1A1, 5.000%, 03/25/18	283
46	Series 2004-8, Class PO, PO, 08/25/19	39
262	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	170
70	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.514%, 02/25/35	55
	Nomura Asset Acceptance Corp.,
95	Series 2003-A1, Class A1, 5.500%, 05/25/33	98
43	Series 2003-A1, Class A2, 6.000%, 05/25/33	43
13	Series 2003-A1, Class A5, 7.000%, 04/25/33	14

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
97		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	98
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
91		Series 2002-QS16, Class A3, IF, 16.217%, 10/25/17	99
463		Series 2002-QS8, Class A5, 6.250%, 06/25/17	470
119		Series 2003-QS3, Class A2, IF, 16.073%, 02/25/18	130
482		Series 2003-QS9, Class A3, IF, IO, 7.356%, 05/25/18	68
419		Series 2004-QS3, Class CB, 5.000%, 03/25/19	428
62		Series 2004-QS8, Class A2, 5.000%, 06/25/34	62
53		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	55
		Salomon Brothers Mortgage Securities VII, Inc.,
163		Series 2003-HYB1, Class A, VAR, 3.217%, 09/25/33	160
25		Series 2003-UP2, Class PO1, PO, 12/25/18	19
		Structured Asset Securities Corp.,
216		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	220
210		Series 2005-6, Class 4A1, 5.000%, 05/25/35	207
		WaMu Mortgage Pass-Through Certificates,
173		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	177
41		Series 2003-S10, Class A6, PO, 10/25/18	42
57		Series 2003-S11, Class 2A5, IF, 16.516%, 11/25/33	60
145		Series 2004-AR3, Class A2, VAR, 2.578%, 06/25/34	143
379		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	325
		Washington Mutual MSC Mortgage Pass-Through Certificates,
115		Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	120
28		Series 2003-MS7, Class P, PO, 03/25/33	23
		Wells Fargo Mortgage-Backed Securities Trust,
56		Series 2003-11, Class 1APO, PO, 10/25/18	48
236		Series 2003-13, Class A7, 4.500%, 11/25/18	240
232		Series 2003-15, Class 1A1, 4.750%, 12/25/18	240
200		Series 2003-K, Class 1A1, VAR, 4.447%, 11/25/33	199
96		Series 2004-7, Class 2A2, 5.000%, 07/25/19	99
244		Series 2004-BB, Class A4, VAR, 2.746%, 01/25/35	241
190		Series 2004-EE, Class 3A1, VAR, 2.920%, 12/25/34	187

			17,742

		Total Collateralized Mortgage Obligations (Cost $97,878)	103,554

Commercial Mortgage-Backed Securities — 1.5%
		Banc of America Commercial Mortgage, Inc.,
150		Series 2005-3, Class AM, 4.727%, 07/10/43	154
461		Series 2005-6, Class ASB, VAR, 5.195%, 09/10/47	489
50		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	54
300		Series 2006-4, Class A4, 5.634%, 07/10/46	331
		Bear Stearns Commercial Mortgage Securities,
253		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	263
360		Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	398
122		Series 2006-PW14, Class A1, 5.044%, 12/11/38	123
45		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.729%, 03/15/49	45
300		GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	326
50		LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	54
403		Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	422
400		Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	426
1,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.983%, 08/15/39	1,096

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
558	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	559

	Total Commercial Mortgage- Backed Securities (Cost $4,409)	4,740

Corporate Bonds — 17.8%
Consumer Discretionary — 1.0%
	Automobiles — 0.0% (g)
100	Daimler Finance North America LLC, 7.300%, 01/15/12	104

	Hotels, Restaurants & Leisure — 0.0% (g)
150	McDonald’s Corp., 4.300%, 03/01/13	159

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	51

	Media — 0.7%
	CBS Corp.,
25	5.750%, 04/15/20	27
135	8.875%, 05/15/19	175
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	225
100	Comcast Corp., 5.900%, 03/15/16	114
50	Cox Communications, Inc., 5.450%, 12/15/14	56
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	152
353	5.000%, 03/01/21	367
	News America, Inc.,
100	7.250%, 05/18/18	122
100	7.700%, 10/30/25	124
60	Thomson Reuters Corp., (Canada), 4.700%, 10/15/19	64
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	112
50	6.750%, 07/01/18	58
100	8.250%, 02/14/14	117
150	8.250%, 04/01/19	187
35	8.750%, 02/14/19	45
223	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	241

		2,186

	Multiline Retail — 0.2%
40	Kohl’s Corp., 6.250%, 12/15/17	47
400	Target Corp., 6.000%, 01/15/18	471

		518

	Specialty Retail — 0.1%
130	Home Depot, Inc., 5.400%, 03/01/16	146
95	Staples, Inc., 9.750%, 01/15/14	114

		260

	Total Consumer Discretionary	3,278

Consumer Staples — 0.7%
	Beverages — 0.3%
75	Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	85
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	255
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	107
50	4.875%, 03/15/19	56
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	74
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	34
100	5.500%, 04/01/13	108
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	93
6	PepsiCo, Inc., 7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	35

		855

	Food & Staples Retailing — 0.0% (g)
50	Kroger Co. (The), 7.500%, 01/15/14	57

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	54
135	8.500%, 06/15/19	165
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
106	Cargill, Inc., 4.307%, 05/14/21 (e)	108
	Kellogg Co.,
100	4.250%, 03/06/13	106
200	5.125%, 12/03/12	213
	Kraft Foods, Inc.,
100	5.375%, 02/10/20	109
450	6.125%, 02/01/18	518

		1,288

	Household Products — 0.0% (g)
81	Procter & Gamble - ESOP, 9.360%, 01/01/21	105

	Total Consumer Staples	2,305

Energy — 0.7%
	Energy Equipment & Services — 0.0% (g)
100	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	113

	Oil, Gas & Consumable Fuels — 0.7%
25	Apache Corp., 6.900%, 09/15/18	31
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	173
150	ConocoPhillips, 5.750%, 02/01/19	175
100	EnCana Corp., (Canada), 6.500%, 05/15/19	121
200	ENI S.p.A., (Italy), 4.150%, 10/01/20 (e)	196

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
100	EOG Resources, Inc., 4.100%, 02/01/21	100
	Marathon Oil Corp.,
228	5.900%, 03/15/18	262
175	6.000%, 10/01/17	203
40	PC Financial Partnership, 5.000%, 11/15/14	44
97	Petro-Canada, (Canada), 6.050%, 05/15/18	111
	Shell International Finance B.V., (Netherlands),
55	1.875%, 03/25/13	56
184	3.100%, 06/28/15	193
55	4.000%, 03/21/14	59
195	4.375%, 03/25/20	208
67	Statoil ASA, (Norway), 3.125%, 08/17/17	68
175	Total Capital S.A., (France), 2.300%, 03/15/16	175

		2,175

	Total Energy	2,288

Financials — 10.6%
	Capital Markets — 2.9%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	259
75	3.100%, 01/15/15	79
75	4.600%, 01/15/20	80
	BlackRock, Inc.,
325	3.500%, 12/10/14	344
326	5.000%, 12/10/19	351
100	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	101
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
	Goldman Sachs Group, Inc. (The),
255	3.625%, 02/07/16	256
66	3.700%, 08/01/15	67
300	5.500%, 11/15/14	328
1,100	5.950%, 01/18/18	1,191
150	7.500%, 02/15/19	176
	Jefferies Group, Inc.,
111	3.875%, 11/09/15	113
150	5.125%, 04/13/18	152
125	8.500%, 07/15/19	152
	Lehman Brothers Holdings, Inc.,
300	4.800%, 03/13/14 (d)	78
350	6.000%, 07/19/12 (d)	91
455	6.625%, 01/18/12 (d)	118
75	6.750%, 12/28/17 (d)	—	(h)
100	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	114
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	215
157	5.450%, 07/15/14	170
50	6.150%, 04/25/13	54
814	6.400%, 08/28/17	913
266	6.875%, 04/25/18	303
	Morgan Stanley,
104	4.000%, 07/24/15	108
195	4.200%, 11/20/14	204
147	4.750%, 04/01/14	155
800	5.300%, 03/01/13	853
166	5.500%, 07/24/20	171
350	5.625%, 09/23/19	370
175	5.750%, 08/31/12	185
250	6.000%, 05/13/14	274
100	6.625%, 04/01/18	113
	Nomura Holdings, Inc., (Japan),
130	4.125%, 01/19/16	132
178	6.700%, 03/04/20	198
45	Northern Trust Corp., 5.500%, 08/15/13	49
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	528
100	5.750%, 04/25/18	112
100	5.875%, 12/20/17	113

		9,314

	Commercial Banks — 3.1%
100	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	102
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	119
123	3.400%, 01/22/15	130
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	143
	Barclays Bank plc, (United Kingdom),
410	2.500%, 01/23/13	419
200	2.500%, 09/21/15 (e)	200
100	3.900%, 04/07/15	105
200	5.200%, 07/10/14	219
250	6.050%, 12/04/17 (e)	270
	BB&T Corp.,
150	3.375%, 09/25/13	157
150	3.850%, 07/27/12	155
125	3.950%, 04/29/16	132
100	4.900%, 06/30/17	108
152	Branch Banking & Trust Co., 4.875%, 01/15/13	160
1,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	1,032
55	Comerica, Inc., 3.000%, 09/16/15	56
100	Credit Suisse AG, (Switzerland), 5.400%, 01/14/20	105
350	Fifth Third Bancorp, 5.450%, 01/15/17	377
100	KeyCorp, 6.500%, 05/14/13	109
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	347

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	National Australia Bank Ltd., (Australia),
200	2.500%, 01/08/13 (e)	204
300	2.750%, 09/28/15 (e)	301
100	3.750%, 03/02/15 (e)	105
100	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	100
	PNC Funding Corp.,
133	4.375%, 08/11/20	137
265	5.125%, 02/08/20	287
110	5.250%, 11/15/15	120
115	5.625%, 02/01/17	128
250	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	259
170	SunTrust Banks, Inc., 5.250%, 11/05/12	179
235	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	239
	U.S. Bancorp,
150	2.000%, 06/14/13	153
208	2.875%, 11/20/14	216
250	Wachovia Bank N.A., 6.000%, 11/15/17	285
	Wachovia Corp.,
235	4.875%, 02/15/14	253
850	5.750%, 02/01/18	956
	Wells Fargo & Co.,
500	3.676%, 06/15/16	519
415	5.625%, 12/11/17	467
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	341
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	302

		9,996

	Consumer Finance — 0.6%
200	American Express Credit Corp., 7.300%, 08/20/13	224
91	American General Finance Corp., 5.375%, 10/01/12	92
250	Capital One Bank USA N.A., 8.800%, 07/15/19	321
	Capital One Financial Corp.,
100	5.700%, 09/15/11	101
245	6.250%, 11/15/13	271
100	6.750%, 09/15/17	120
	HSBC Finance Corp.,
200	5.250%, 01/15/14	217
202	6.375%, 11/27/12	218
100	SLM Corp., 5.375%, 01/15/13	105
154	Toyota Motor Credit Corp., 3.200%, 06/17/15	160
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	101

		1,930

	Diversified Financial Services — 2.3%
250	Associates Corp. of North America, 6.950%, 11/01/18	285
300	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	313
	Bank of America Corp.,
80	5.625%, 07/01/20	84
300	5.650%, 05/01/18	321
170	5.750%, 12/01/17	184
100	6.500%, 08/01/16	113
125	7.375%, 05/15/14	143
425	Bank of America N.A., 5.300%, 03/15/17	449
	BP Capital Markets plc, (United Kingdom),
100	3.125%, 03/10/12	102
100	4.742%, 03/11/21	103
300	5.250%, 11/07/13	326
	Caterpillar Financial Services Corp.,
100	5.500%, 03/15/16	115
150	6.200%, 09/30/13	168
65	7.050%, 10/01/18	80
100	7.150%, 02/15/19	125
	Citigroup, Inc.,
43	4.587%, 12/15/15	46
125	4.750%, 05/19/15	134
506	5.000%, 09/15/14	537
54	5.375%, 08/09/20	57
700	6.000%, 08/15/17	782
285	6.010%, 01/15/15	316
300	6.125%, 11/21/17	338
	CME Group, Inc.,
200	5.400%, 08/01/13	218
100	5.750%, 02/15/14	112
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	221
27	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	27
	General Electric Capital Corp.,
95	4.375%, 09/16/20	94
500	5.400%, 02/15/17	555
300	5.625%, 05/01/18	332
500	5.650%, 06/09/14	555
100	Textron Financial Corp., 5.400%, 04/28/13	106

		7,341

	Insurance — 1.2%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	45
50	5.600%, 05/15/15	56
25	Aflac, Inc., 8.500%, 05/15/19	31
	American International Group, Inc.,
385	4.250%, 05/15/13	399
350	5.450%, 05/18/17	367
200	5.600%, 10/18/16	213

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Insurance — Continued
45	AON Corp., 3.500%, 09/30/15	47
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	637
150	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	168
90	CNA Financial Corp., 5.875%, 08/15/20	97
405	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	426
100	MassMutual Global Funding II, 2.300%, 09/28/15 (e)	100
	Metropolitan Life Global Funding I,
222	5.200%, 09/18/13 (e)	242
100	5.750%, 07/25/11 (e)	101
50	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	53
121	Nationwide Financial Services, 6.250%, 11/15/11	124
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	158
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	220
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	108
200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	222
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	53

		3,867

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
125	5.875%, 09/15/20	132
150	6.650%, 01/15/18	169
92	HCP, Inc., 5.375%, 02/01/21	97
	Simon Property Group LP,
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	40
100	5.625%, 08/15/14	112
50	5.650%, 02/01/20	56
40	6.100%, 05/01/16	46
50	6.125%, 05/30/18	57
114	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	133

		860

	Thrifts & Mortgage Finance — 0.2%
25	Countrywide Financial Corp., 6.250%, 05/15/16	27
523	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	526

		553

	Total Financials	33,861

Health Care — 0.2%
	Biotechnology — 0.0% (g)
	Amgen, Inc.,
44	4.500%, 03/15/20	46
40	5.700%, 02/01/19	46

		92

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
50	4.000%, 03/01/14	54
50	4.625%, 03/15/15	55
40	Becton Dickinson and Co., 5.000%, 05/15/19	44

		153

	Health Care Providers & Services — 0.0% (g)
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	51
	WellPoint, Inc.,
27	5.875%, 06/15/17	31
18	7.000%, 02/15/19	22

		104

	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	112
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	172
75	Merck & Co., Inc., 6.000%, 09/15/17	89

		373

	Total Health Care	722

Industrials — 0.9%
	Aerospace & Defense — 0.0% (g)
100	Honeywell International, Inc., 5.300%, 03/01/18	114
34	Systems 2001 AT LLC, (Cayman Islands), MBIA, 7.156%, 12/15/11 (e)	34

		148

	Airlines — 0.0% (g)
39	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	42
79	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	79

		121

	Building Products — 0.0% (g)
45	Masco Corp., 5.850%, 03/15/17	46

	Commercial Services & Supplies — 0.2%
100	Allied Waste North America, Inc., 6.875%, 06/01/17	108
	Pitney Bowes, Inc.,
125	4.875%, 08/15/14	135
100	5.000%, 03/15/15	109
50	5.600%, 03/15/18	54
60	Waste Management, Inc., 7.375%, 03/11/19	74

		480

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Industrial Conglomerates — 0.1%
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	115
50	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	64

		179

	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	57
25	PACCAR, Inc., 6.375%, 02/15/12	26
25	Parker Hannifin Corp., 5.500%, 05/15/18	29

		112

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
19	3.600%, 09/01/20	19
100	5.650%, 05/01/17	114
100	7.000%, 02/01/14	114
	CSX Corp.,
30	6.250%, 04/01/15	34
30	7.375%, 02/01/19	37
655	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	738
50	Norfolk Southern Corp., 7.700%, 05/15/17	63
55	Ryder System, Inc., 3.600%, 03/01/16	57
	Union Pacific Corp.,
100	4.875%, 01/15/15	110
100	5.650%, 05/01/17	115
250	5.700%, 08/15/18	287
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	157

		1,845

	Total Industrials	2,931

Information Technology — 0.7%
	Computers & Peripherals — 0.4%
256	Dell, Inc., 3.100%, 04/01/16	262
	Hewlett-Packard Co.,
325	5.400%, 03/01/17	371
200	6.125%, 03/01/14	225
	International Business Machines Corp.,
150	5.700%, 09/14/17	175
200	7.625%, 10/15/18	256

		1,289

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
25	3.375%, 11/01/15	25
150	6.875%, 07/01/13	164

		189

	Office Electronics — 0.0% (g)
	Xerox Corp.,
50	5.625%, 12/15/19	55
40	6.750%, 02/01/17	47

		102

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	29
120	Microsoft Corp., 1.625%, 09/25/15	119
	Oracle Corp.,
200	5.250%, 01/15/16	227
100	5.750%, 04/15/18	115

		490

	Total Information Technology	2,070

Materials — 0.4%
	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	105
	Dow Chemical Co. (The),
38	4.250%, 11/15/20	38
40	8.550%, 05/15/19	52
	El du Pont de Nemours & Co.,
101	1.950%, 01/15/16	100
50	4.125%, 03/06/13	53
100	6.000%, 07/15/18	116
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	107
230	Praxair, Inc., 4.625%, 03/30/15	254

		825

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
100	5.400%, 03/29/17	115
100	6.500%, 04/01/19	121
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	26
50	8.950%, 05/01/14	60

		322

	Total Materials	1,147

Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
135	5.100%, 09/15/14	150
150	5.500%, 02/01/18	167
15	BellSouth Corp., 5.200%, 09/15/14	17
122	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	130
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	112
500	GTE Corp., 6.840%, 04/15/18	589
	Telecom Italia Capital S.A., (Luxembourg),
420	4.950%, 09/30/14	445
225	5.250%, 11/15/13	239
	Telefonica Emisiones S.A.U., (Spain),

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
275	5.855%, 02/04/13	294
30	5.877%, 07/15/19	32
109	TELUS Corp., (Canada), 8.000%, 06/01/11	109
100	Verizon Communications, Inc., 5.500%, 02/15/18	112
202	Verizon Florida LLC, 6.125%, 01/15/13	218
250	Verizon Maryland, Inc., 7.150%, 05/01/23	269
100	Verizon New England, Inc., 4.750%, 10/01/13	107

		2,990

	Wireless Telecommunication Services — 0.1%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	166
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	40
125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	138

		344

	Total Telecommunication Services	3,334

Utilities — 1.6%
	Electric Utilities — 1.1%
	Carolina Power & Light Co.,
233	5.125%, 09/15/13	254
150	5.300%, 01/15/19	169
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	111
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	62
25	Columbus Southern Power Co., 6.050%, 05/01/18	29
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	34
	Duke Energy Carolinas LLC,
200	5.625%, 11/30/12	214
205	6.250%, 01/15/12	212
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	60
100	Enel Finance International N.V., (Luxembourg), 5.125%, 10/07/19 (e)	104
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	69
40	Georgia Power Co., 6.000%, 11/01/13	45
135	Indiana Michigan Power Co., 7.000%, 03/15/19	162
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	31
22	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	23
60	Nevada Power Co., 7.125%, 03/15/19	73
150	NextEra Energy Capital Holdings, Inc., 7.875%, 12/15/15	181
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	43
	Oncor Electric Delivery Co. LLC,
25	5.950%, 09/01/13	28
50	6.800%, 09/01/18	59
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	142
60	PacifiCorp, 5.650%, 07/15/18	69
75	Peco Energy Co., 5.350%, 03/01/18	84
51	Public Service Co. of Colorado, 3.200%, 11/15/20	49
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	75
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	223
40	Southern Co., 4.150%, 05/15/14	43
30	Southwestern Public Service Co., 8.750%, 12/01/18	39
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	110
30	5.668%, 08/15/14	33
140	6.200%, 04/15/18	160
50	8.000%, 10/01/19	62
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	223
100	5.400%, 04/30/18	113

		3,388

	Gas Utilities — 0.2%
50	AGL Capital Corp., 4.450%, 04/15/13	53
	Atmos Energy Corp.,
100	5.125%, 01/15/13	106
30	8.500%, 03/15/19	38
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	58
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	106
100	6.500%, 08/15/18	119
30	7.125%, 01/15/19	37

		517

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	206
150	8.875%, 01/15/19	196
100	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	111
50	PG&E Corp., 5.750%, 04/01/14	55
80	Sempra Energy, 8.900%, 11/15/13	93
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	34

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
100	6.250%, 12/01/15	118

		813

	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	231

	Total Utilities	4,949

	Total Corporate Bonds (Cost $53,789)	56,885

Foreign Government Securities — 0.2%
100	Province of Manitoba, (Canada), 2.125%, 04/22/13	103
	Province of Ontario, (Canada),
250	2.700%, 06/16/15	260
300	2.950%, 02/05/15	316

	Total Foreign Government Securities (Cost $650)	679

Mortgage Pass-Through Securities — 8.7%
	Federal Home Loan Mortgage Corp.,
55	ARM, 2.320%, 01/01/27	57
654	ARM, 2.603%, 12/01/34	687
16	ARM, 2.625%, 07/01/26	16
207	ARM, 3.268%, 01/01/37	217
294	ARM, 3.854%, 09/01/36	309
286	ARM, 5.605%, 04/01/38	303
171	ARM, 5.980%, 09/01/36	180
208	ARM, 6.013%, 02/01/37	221
512	ARM, 6.015%, 06/01/36	556
332	ARM, 6.219%, 03/01/37	349
305	ARM, 6.688%, 11/01/36	328
420	ARM, 6.707%, 08/01/36	437
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
515	4.000%, 06/01/14 - 06/01/19	542
86	4.500%, 10/01/18	92
21	5.500%, 06/01/17	22
433	6.000%, 10/01/17 - 04/01/18	472
906	6.500%, 01/01/17 - 03/01/22	997
92	7.000%, 09/01/12 - 01/01/17	95
1	7.500%, 07/01/11 - 10/01/14	1
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
24	6.000%, 12/01/22	27
128	6.500%, 12/01/13 - 08/01/26	145
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
141	6.000%, 01/01/34	158
224	7.000%, 04/01/22 - 02/01/37	257
11	7.500%, 08/01/25	12
13	8.000%, 07/01/20 - 11/01/24	15
36	8.500%, 07/01/28	43
698	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	830
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
4	12.000%, 08/01/15 - 07/01/19	4
	Federal National Mortgage Association,
237	ARM, 2.021%, 01/01/35	250
287	ARM, 2.035%, 09/01/35	301
339	ARM, 2.042%, 02/01/35	355
8	ARM, 2.055%, 03/01/19	9
319	ARM, 2.195%, 01/01/35	330
257	ARM, 2.322%, 02/01/35	269
193	ARM, 2.430%, 08/01/35	201
174	ARM, 2.452%, 11/01/33	182
197	ARM, 2.541%, 04/01/33	206
303	ARM, 2.649%, 09/01/35	319
387	ARM, 2.787%, 09/01/34	407
2	ARM, 2.797%, 08/01/19	3
254	ARM, 2.924%, 04/01/35	266
354	ARM, 2.969%, 02/01/36	370
268	ARM, 3.034%, 08/01/34	281
332	ARM, 3.060%, 09/01/33	348
4	ARM, 3.098%, 06/01/26	4
24	ARM, 3.258%, 09/01/27	24
24	ARM, 3.960%, 03/01/29	24
215	ARM, 4.325%, 07/01/46	227
298	ARM, 4.998%, 10/01/34	311
285	ARM, 5.758%, 02/01/37	302
119	ARM, 6.034%, 08/01/36	127
193	ARM, 6.204%, 09/01/36	207
116	ARM, 6.304%, 02/01/37	122
	Federal National Mortgage Association, 15 Year, Single Family,
557	4.000%, 09/01/18 - 05/01/19	590
1,720	4.500%, 05/01/18 - 05/01/19	1,843
937	5.000%, 12/01/16 - 04/01/19	1,015
649	5.500%, 01/01/20 - 06/01/20	705
862	6.000%, 03/01/21 - 01/01/24	944
185	6.500%, 05/01/13 - 08/01/20	202
13	7.500%, 10/01/12	13
4	8.000%, 11/01/12	4
	Federal National Mortgage Association, 20 Year, Single Family,
192	6.000%, 04/01/24	212
255	6.500%, 05/01/22	288
	Federal National Mortgage Association, 30 Year, FHA/VA,
22	6.000%, 09/01/33	25
43	6.500%, 03/01/29	49
28	8.500%, 08/01/27 - 02/01/30	33
20	9.000%, 09/01/19 - 12/01/30	24
10	9.500%, 12/01/18	12

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 30 Year, Single Family,
229	4.500%, 08/01/33	240
1,397	5.000%, 07/01/33 - 11/01/33	1,497
1,041	5.500%, 09/01/33 - 12/01/33	1,140
1,001	6.000%, 12/01/32 - 09/01/36	1,109
79	6.500%, 08/01/31	91
20	7.000%, 07/01/25 - 08/01/32	23
25	7.500%, 11/01/22 - 05/01/25	28
767	8.000%, 03/01/21 - 11/01/32	888
12	8.500%, 07/01/24 - 06/01/25	15
1	9.000%, 04/01/26	1
5	10.000%, 02/01/24	6
4	12.500%, 01/01/16	4
	Federal National Mortgage Association, Other,
532	5.500%, 04/01/38	573
584	6.000%, 03/01/37	637
	Government National Mortgage Association II, 30 Year, Single Family,
76	6.000%, 03/20/28	84
18	7.500%, 02/20/28 - 09/20/28	21
50	8.000%, 12/20/25 - 10/20/28	59
30	8.500%, 03/20/25 - 05/20/25	36
	Government National Mortgage Association, 15 Year, Single Family,
47	6.000%, 10/15/17	51
1	7.500%, 02/15/12 - 03/15/12	1
31	8.000%, 01/15/16	33
	Government National Mortgage Association, 30 Year, Single Family,
711	6.000%, 11/15/28 - 12/15/38	804
523	6.500%, 01/15/24 - 12/15/35	590
513	7.000%, 08/15/23 - 06/15/35	588
35	7.500%, 11/15/22 - 09/15/28	41
14	8.000%, 05/15/22 - 08/15/28	16
9	8.500%, 11/15/17	10
17	9.000%, 08/15/16 - 11/15/24	20
327	9.500%, 01/15/17 - 12/15/25	388
9	12.000%, 11/15/19	10

	Total Mortgage Pass-Through Securities (Cost $26,256)	27,780

Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $40)	43

U.S. Government Agency Securities — 1.9%
500	Federal Farm Credit Bank, 5.125%, 11/15/18	576
	Federal National Mortgage Association,
1,300	Zero Coupon, 07/05/14	1,246
1,000	Zero Coupon, 06/01/17	856
800	5.000%, 05/11/17	921
500	Federal National Mortgage Association Interest Strip, Zero Coupon, 11/15/21	330
	Financing Corp. Fico,
500	Zero Coupon, 04/05/19	393
300	Zero Coupon, 09/26/19	229
1,000	Tennessee Valley Authority,
	5.500%, 07/18/17	1,175
333	Tennessee Valley Authority STRIP, Zero Coupon, 05/01/19	255

	Total U.S. Government Agency Securities (Cost $5,820)	5,981

U.S. Treasury Obligations — 20.3%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,588
320	8.500%, 02/15/20	464
3,000	8.875%, 08/15/17	4,197
529	8.875%, 02/15/19	768
	U.S. Treasury Notes,
1,500	2.125%, 12/31/15	1,542
1,755	2.750%, 05/31/17	1,825
3,000	2.750%, 12/31/17	3,094
1,000	3.125%, 04/30/17	1,062
500	3.250%, 12/31/16	536
500	3.250%, 03/31/17	535
1,950	4.750%, 08/15/17	2,254
	U.S. Treasury Principal STRIPS,
202	11/15/13	199
800	02/15/14 (m)	785
9,566	05/15/14 (m)	9,334
1,500	08/15/14 (m)	1,456
3,518	11/15/14 (m)	3,394
3,325	02/15/15	3,185
32	08/15/15	30
4,952	11/15/15 (m)	4,632
5,766	02/15/16 (m)	5,339
1,072	05/15/16	983
2,005	08/15/16	1,820
300	11/15/16	270
700	11/15/16	629
932	02/15/17	828
946	08/15/17	823
1,960	11/15/17	1,686
200	02/15/18	170
495	05/15/19	397
4,350	08/15/19	3,441
2,000	02/15/20	1,537
150	05/15/20	114
4,920	05/15/20	3,724
1,200	08/15/20	896
100	08/15/21	71
1,350	11/15/21	941

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
	Total U.S. Treasury Obligations (Cost $61,486)	64,549

SHARES
Short-Term Investment — 1.9%
Investment Company — 1.9%
6,145	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $6,145)	6,145

	Total Investments — 87.2% (Cost $264,159)	278,081
	Other Assets in Excess of Liabilities — 12.8%	40,842

	NET ASSETS — 100.0%	$318,923

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2011.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the
Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MBIA	—	Insured by Municipal Bond Insurance Corp.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

Fund	Value	Percentage
Intermediate Bond Trust	$245	0.09%

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,563
Aggregate gross unrealized depreciation	(3,641)

Net unrealized appreciation/depreciation	$13,922

Federal income tax cost of investments	$264,159

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$7,480	$245	$7,725
Collateralized Mortgage
Obligations	—	103,554	—	103,554
Commercial Mortgage-Backed
Securities	—	4,740	—	4,740
Corporate Bonds
Consumer Discretionary	—	3,278	—	3,278
Consumer Staples	—	2,305	—	2,305
Energy	—	2,288	—	2,288
Financials	—	33,861	—	33,861
Health Care	—	722	—	722
Industrials	—	2,931	—	2,931
Information Technology	—	2,070	—	2,070
Materials	—	1,147	—	1,147
Telecommunication Services	—	3,334	—	3,334
Utilities	—	4,949	—	4,949

Total Corporate Bonds	—	56,885	—	56,885

Foreign Government Securities	—	679	—	679
Mortgage Pass-Through Securities	—	27,780	—	27,780
Supranational	—	43	—	43
U.S. Government Agency Securities	—	5,981	—	5,981
U.S. Treasury Obligations	—	64,549	—	64,549
Short-Term Investments
Investment Companies	6,145	—	—	6,145

Total Investments in Securities	$6,145	$271,691	$245	$278,081

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/11
Investments in Securities
Asset-Backed Securities	$—	$—	$—	$—	$249	$(4)	$—	$—	$245
Collateralized Mortgage Obligations	$1,504	$(176)	$138	$(1)	$—	$(87)	$—	$(1,378)	$—

Total	$1,504	$(176)	$138	$(1)	$249	$(91)	$—	$—	$245

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to zero.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 29, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 29, 2011